John Hancock
Multifactor ETFs
Quarterly portfolio holdings 7/31/2021

Funds’ investments
MULTIFACTOR CONSUMER DISCRETIONARY ETF

As of 7-31-21 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$40,184,743
(Cost $31,532,755)
Communication services – 0.7%		279,686
Entertainment – 0.7%
Roku, Inc. (A)	653	279,686
Consumer discretionary – 92.5%		37,199,648
Auto components – 0.4%
Fox Factory Holding Corp. (A)	888	143,448
Automobiles – 9.0%
Ford Motor Company (A)	38,588	538,303
General Motors Company (A)	14,158	804,741
Harley-Davidson, Inc.	3,315	131,340
Tesla, Inc. (A)	2,928	2,012,122
Thor Industries, Inc.	1,124	133,037
Distributors – 1.7%
Genuine Parts Company	3,077	390,533
LKQ Corp. (A)	5,603	284,352
Diversified consumer services – 1.4%
Bright Horizons Family Solutions, Inc. (A)	1,271	190,015
Chegg, Inc. (A)	2,012	178,324
Grand Canyon Education, Inc. (A)	880	81,286
Terminix Global Holdings, Inc. (A)	2,441	128,153
Hotels, restaurants and leisure – 20.3%
Airbnb, Inc., Class A (A)	151	21,746
Booking Holdings, Inc. (A)	230	501,000
Boyd Gaming Corp. (A)	1,194	68,058
Caesars Entertainment, Inc. (A)	3,476	303,663
Carnival Corp. (A)	12,467	269,911
Chipotle Mexican Grill, Inc. (A)	227	423,001
Choice Hotels International, Inc.	586	70,261
Churchill Downs, Inc.	650	120,770
Darden Restaurants, Inc.	2,787	406,568
Domino’s Pizza, Inc.	585	307,412
DraftKings, Inc., Class A (A)	5,344	259,184
Expedia Group, Inc. (A)	2,366	380,618
Hilton Worldwide Holdings, Inc. (A)	4,014	527,640
Hyatt Hotels Corp., Class A (A)	783	62,538
Las Vegas Sands Corp. (A)	3,536	149,750
Marriott International, Inc., Class A (A)	2,314	337,798
Marriott Vacations Worldwide Corp. (A)	722	106,401
McDonald’s Corp.	3,631	881,280
MGM Resorts International	8,216	308,346
Norwegian Cruise Line Holdings, Ltd. (A)	5,441	130,747
Penn National Gaming, Inc. (A)	2,691	184,011
Planet Fitness, Inc., Class A (A)	1,362	102,463
Royal Caribbean Cruises, Ltd. (A)	3,558	273,503
Starbucks Corp.	5,696	691,665
Texas Roadhouse, Inc.	1,400	129,038
Vail Resorts, Inc. (A)	888	271,018
Wyndham Hotels & Resorts, Inc.	1,844	132,879
MULTIFACTOR CONSUMER DISCRETIONARY ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Wynn Resorts, Ltd. (A)	1,749	$171,979
Yum! Brands, Inc.	4,424	581,269
Household durables – 3.0%
Garmin, Ltd.	3,167	497,852
Helen of Troy, Ltd. (A)	521	116,386
Tempur Sealy International, Inc.	5,771	249,711
Whirlpool Corp.	1,565	346,710
Internet and direct marketing retail – 10.3%
Amazon.com, Inc. (A)	669	2,226,158
Chewy, Inc., Class A (A)	550	46,035
DoorDash, Inc., Class A (A)	134	23,355
eBay, Inc.	17,557	1,197,563
Etsy, Inc. (A)	1,740	319,307
Qurate Retail, Inc., Series A	8,740	103,656
Stitch Fix, Inc., Class A (A)	578	31,166
Wayfair, Inc., Class A (A)(B)	735	177,400
Leisure products – 3.3%
Brunswick Corp.	1,925	200,970
Hasbro, Inc.	2,224	221,155
Mattel, Inc. (A)	6,977	151,540
Peloton Interactive, Inc., Class A (A)	3,355	396,058
Polaris, Inc.	1,373	179,959
YETI Holdings, Inc. (A)	1,710	164,724
Multiline retail – 7.2%
Dollar General Corp.	2,811	653,951
Dollar Tree, Inc. (A)	5,151	514,018
Kohl’s Corp.	2,318	117,754
Nordstrom, Inc. (A)	1,100	36,410
Ollie’s Bargain Outlet Holdings, Inc. (A)	1,214	113,023
Target Corp.	5,657	1,476,760
Specialty retail – 26.8%
Advance Auto Parts, Inc.	1,415	300,065
AutoNation, Inc. (A)	1,737	210,750
AutoZone, Inc. (A)	348	565,002
Best Buy Company, Inc.	7,817	878,240
Burlington Stores, Inc. (A)	807	270,184
CarMax, Inc. (A)	3,671	491,730
Carvana Company (A)	495	167,092
Dick’s Sporting Goods, Inc.	1,457	151,732
Five Below, Inc. (A)	1,234	239,914
Floor & Decor Holdings, Inc., Class A (A)	2,082	254,025
GameStop Corp., Class A (A)	501	80,721
L Brands, Inc.	3,361	269,115
Lithia Motors, Inc.	548	206,717
Lowe’s Companies, Inc.	5,223	1,006,420
O’Reilly Automotive, Inc. (A)	1,168	705,285
Penske Automotive Group, Inc.	649	57,501
RH (A)	300	199,224
Ross Stores, Inc.	3,707	454,812
2	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR CONSUMER DISCRETIONARY ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Specialty retail (continued)
The Gap, Inc.	5,336	$155,651
The Home Depot, Inc.	6,300	2,067,598
The TJX Companies, Inc.	7,672	527,910
Tractor Supply Company	3,772	682,468
Ulta Beauty, Inc. (A)	1,214	407,661
Vroom, Inc. (A)(B)	2,012	74,524
Williams-Sonoma, Inc.	2,413	366,052
Textiles, apparel and luxury goods – 9.1%
Capri Holdings, Ltd. (A)	2,640	148,658
Columbia Sportswear Company	695	69,236
Deckers Outdoor Corp. (A)	678	278,556
Hanesbrands, Inc.	12,464	227,593
Levi Strauss & Company, Class A	1,199	32,996
Lululemon Athletica, Inc. (A)	1,137	454,993
NIKE, Inc., Class B	7,383	1,236,726
PVH Corp. (A)	1,238	129,520
Ralph Lauren Corp.	1,021	115,904
Skechers U.S.A., Inc., Class A (A)	2,423	130,067
Tapestry, Inc. (A)	4,786	202,448
Under Armour, Inc., Class A (A)	3,467	70,900
Under Armour, Inc., Class C (A)	3,602	63,107
VF Corp.	6,194	496,759
Consumer staples – 1.1%		445,329
Personal products – 1.1%
The Estee Lauder Companies, Inc., Class A	1,334	445,329
Industrials – 5.6%		2,260,080
Building products – 1.7%
Allegion PLC	2,776	379,202
Fortune Brands Home & Security, Inc.	3,107	302,839
Commercial services and supplies – 2.1%
Copart, Inc. (A)	4,578	672,966
Rollins, Inc.	4,459	170,913
Machinery – 0.1%
Nikola Corp. (A)	2,695	31,990
Road and rail – 1.3%
Lyft, Inc., Class A (A)	3,856	213,314
Uber Technologies, Inc. (A)	7,456	324,038
Trading companies and distributors – 0.4%
SiteOne Landscape Supply, Inc. (A)	943	164,818
MULTIFACTOR CONSUMER DISCRETIONARY ETF (continued)

	Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS – 0.2%		$73,138
(Cost $73,138)
Short-term funds – 0.2%		73,138
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (C)	73,138	$73,138
Total investments (Multifactor Consumer Discretionary ETF) (Cost $31,605,893) 100.1%		$40,257,881
Other assets and liabilities, net (0.1%)		(57,263)
Total net assets 100.0%		$40,200,618

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 7-31-21. The value of securities on loan amounted to $226,581. In addition to the cash collateral invested in John Hancock Collateral Trust, non-cash collateral of $250,453 in the form of U.S. Treasuries was pledged to the fund.
(C)	The rate shown is the annualized seven-day yield as of 7-31-21.
MULTIFACTOR CONSUMER STAPLES ETF

As of 7-31-21 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$21,707,648
(Cost $19,060,798)
Consumer discretionary – 1.0%		208,915
Household durables – 1.0%
Newell Brands, Inc.	8,441	208,915
Consumer staples – 95.9%		20,840,220
Beverages – 20.0%
Brown-Forman Corp., Class A	570	38,127
Brown-Forman Corp., Class B	5,289	375,096
Constellation Brands, Inc., Class A	1,669	374,423
Keurig Dr. Pepper, Inc.	6,766	238,231
Molson Coors Beverage Company, Class B (A)	4,171	203,920
Monster Beverage Corp. (A)	3,205	302,296
PepsiCo, Inc.	8,452	1,326,541
The Boston Beer Company, Inc., Class A (A)	152	107,920
The Coca-Cola Company	24,171	1,378,472
Food and staples retailing – 23.6%
Albertsons Companies, Inc., Class A (B)	3,651	78,862
BJ’s Wholesale Club Holdings, Inc. (A)	3,071	155,515
Casey’s General Stores, Inc.	885	174,973
Costco Wholesale Corp.	3,489	1,499,293
Performance Food Group Company (A)	2,710	124,172
Sysco Corp.	4,618	342,656
The Kroger Company	24,130	982,091
U.S. Foods Holding Corp. (A)	4,498	154,461
Walgreens Boots Alliance, Inc.	7,094	334,482
Walmart, Inc.	9,073	1,293,356
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	3

MULTIFACTOR CONSUMER STAPLES ETF (continued)

	Shares or Principal Amount	Value
Consumer staples (continued)
Food products – 29.6%
Archer-Daniels-Midland Company	11,546	$689,527
Beyond Meat, Inc. (A)	553	67,853
Bunge, Ltd.	3,270	253,850
Campbell Soup Company	5,981	261,489
Conagra Brands, Inc.	10,151	339,957
Darling Ingredients, Inc. (A)	3,485	240,709
Freshpet, Inc. (A)	594	86,991
General Mills, Inc.	7,406	435,917
Hormel Foods Corp.	5,457	253,096
Ingredion, Inc.	1,647	144,623
Kellogg Company	6,894	436,804
Lamb Weston Holdings, Inc.	3,066	204,717
McCormick & Company, Inc.	4,920	414,116
Mondelez International, Inc., Class A	13,768	870,964
Pilgrim’s Pride Corp. (A)	1,423	31,519
Post Holdings, Inc. (A)	1,578	161,493
The Hershey Company	3,077	550,414
The J.M. Smucker Company	2,284	299,455
The Kraft Heinz Company	6,864	264,058
Tyson Foods, Inc., Class A	5,837	417,112
Household products – 15.5%
Church & Dwight Company, Inc.	5,243	453,939
Colgate-Palmolive Company	8,343	663,269
Kimberly-Clark Corp.	2,791	378,795
Reynolds Consumer Products, Inc.	1,694	48,194
The Clorox Company	2,637	477,007
The Procter & Gamble Company	9,507	1,352,181
Personal products – 0.5%
Herbalife Nutrition, Ltd. (A)	1,978	100,759
Tobacco – 6.7%
Altria Group, Inc.	12,922	620,773
Philip Morris International, Inc.	8,350	835,752
Materials – 3.0%		658,513
Chemicals – 3.0%
Corteva, Inc.	15,393	658,513

SHORT-TERM INVESTMENTS – 0.3%		$50,956
(Cost $50,955)
Short-term funds – 0.3%		50,956
John Hancock Collateral Trust, 0.0455% (C)(D)	230	2,305

State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (C)	48,651	48,651
Total investments (Multifactor Consumer Staples ETF) (Cost $19,111,753) 100.2%		$21,758,604
Other assets and liabilities, net (0.2%)		(36,019)
Total net assets 100.0%		$21,722,585

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
MULTIFACTOR CONSUMER STAPLES ETF (continued)

Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 7-31-21. The value of securities on loan amounted to $2,246.
(C)	The rate shown is the annualized seven-day yield as of 7-31-21.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR DEVELOPED INTERNATIONAL ETF

As of 7-31-21 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS - 99.0%		$509,811,885
(Cost $421,972,093)
Australia - 7.0%		35,848,810
Afterpay, Ltd. (A)	2,638	187,430
AGL Energy, Ltd.	56,525	300,397
Ampol, Ltd.	3,678	76,374
APA Group	72,958	511,073
Aristocrat Leisure, Ltd.	15,302	468,356
ASX, Ltd.	2,164	122,305
Aurizon Holdings, Ltd.	235,611	668,497
Australia & New Zealand Banking Group, Ltd.	61,917	1,261,140
BHP Group PLC	54,342	1,755,885
BHP Group, Ltd.	67,129	2,639,366
BlueScope Steel, Ltd.	14,835	263,779
Brambles, Ltd.	64,602	551,784
CIMIC Group, Ltd.	3,171	48,039
Cochlear, Ltd.	3,946	711,610
Coles Group, Ltd.	30,273	389,190
Commonwealth Bank of Australia	36,445	2,669,513
Computershare, Ltd.	32,392	371,432
Crown Resorts, Ltd. (A)	23,756	150,346
CSL, Ltd.	11,175	2,373,159
Dexus	24,785	187,283
Domino’s Pizza Enterprises, Ltd.	1,771	151,852
Endeavour Group, Ltd. (A)	34,994	170,539
Evolution Mining, Ltd.	100,791	309,681
Fortescue Metals Group, Ltd.	50,892	931,837
Goodman Group	23,151	385,268
Insurance Australia Group, Ltd.	47,060	167,769
Lendlease Corp., Ltd.	40,135	359,030
Macquarie Group, Ltd.	9,844	1,135,302
Magellan Financial Group, Ltd.	7,990	287,016
Medibank Private, Ltd.	209,503	509,724
Mirvac Group	91,482	192,317
National Australia Bank, Ltd.	56,364	1,074,289
Newcrest Mining, Ltd.	15,137	294,740
Northern Star Resources, Ltd.	57,524	432,132
Oil Search, Ltd.	108,227	303,094
Origin Energy, Ltd.	112,654	340,334
Qantas Airways, Ltd. (A)	73,083	246,573
QBE Insurance Group, Ltd.	63,571	508,866
Ramsay Health Care, Ltd.	11,346	534,920
REA Group, Ltd.	1,568	186,323
4	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Australia (continued)
Reece, Ltd.	7,292	$126,013
Rio Tinto, Ltd.	18,275	1,792,236
Santos, Ltd.	194,234	920,877
Scentre Group	92,827	177,404
SEEK, Ltd.	9,966	214,418
Sonic Healthcare, Ltd.	34,806	1,023,877
South32, Ltd.	243,782	532,200
Stockland	77,271	249,911
Suncorp Group, Ltd.	67,935	576,257
Sydney Airport (A)	55,840	320,563
Tabcorp Holdings, Ltd.	131,358	477,946
Telstra Corp., Ltd.	172,063	478,075
The GPT Group	48,469	166,379
TPG Telecom, Ltd.	8,709	39,562
Transurban Group	24,069	252,994
Treasury Wine Estates, Ltd.	34,010	297,739
Vicinity Centres	71,631	81,874
Wesfarmers, Ltd.	21,690	974,769
Westpac Banking Corp.	81,067	1,461,105
WiseTech Global, Ltd.	2,897	65,565
Woodside Petroleum, Ltd.	25,248	406,618
Woolworths Group, Ltd.	34,533	983,864
Austria - 0.2%		831,280
Erste Group Bank AG	7,045	273,258
OMV AG	3,566	192,484
Raiffeisen Bank International AG	6,490	153,609
Telekom Austria AG (A)	2,626	22,389
Verbund AG	939	86,683
voestalpine AG	2,333	102,857
Belgium - 0.9%		4,883,102
Ackermans & van Haaren NV	2,090	360,100
Ageas SA/NV	15,758	832,640
Anheuser-Busch InBev SA/NV	21,480	1,360,150
Elia Group SA/NV	2,826	334,269
Etablissements Franz Colruyt NV	3,651	207,549
Galapagos NV (A)	975	59,207
Galapagos NV (Euronext Amsterdam Exchange) (A)	78	4,737
KBC Group NV	7,383	594,448
Proximus SADP	10,810	222,080
Solvay SA	1,871	249,596
Telenet Group Holding NV	1,599	59,954
UCB SA	1,293	139,831
Umicore SA	5,373	333,092
Warehouses De Pauw CVA	2,916	125,449
Chile - 0.0%		203,113
Antofagasta PLC	9,775	203,113
Czech Republic - 0.1%		277,935
Avast PLC (B)	34,466	277,935
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Denmark - 2.8%		$14,497,852
A.P. Moller - Maersk A/S, Series A	80	213,872
A.P. Moller - Maersk A/S, Series B	96	266,518
Ambu A/S, Class B	3,629	134,217
Carlsberg A/S, Class B	5,354	989,648
Chr. Hansen Holding A/S	6,411	576,417
Coloplast A/S, B Shares	2,658	486,015
Danske Bank A/S	37,347	654,908
DSV Panalpina A/S	6,308	1,536,550
Genmab A/S (A)	5,274	2,383,553
GN Store Nord A/S	7,302	639,765
Novo Nordisk A/S, B Shares	37,838	3,498,548
Novozymes A/S, B Shares	15,445	1,213,115
Orsted A/S (B)	5,390	800,307
Vestas Wind Systems A/S	29,965	1,104,419
Finland - 1.5%		7,621,500
Elisa OYJ	9,069	582,652
Fortum OYJ	14,860	409,512
Kesko OYJ, A Shares	7,224	280,544
Kesko OYJ, B Shares	16,773	719,002
Kone OYJ, Class B	10,043	831,485
Metso Outotec OYJ	40,548	460,431
Neste OYJ	11,198	688,096
Nokia OYJ (A)	102,699	629,726
Nordea Bank ABP	66,832	784,568
Orion OYJ, Class A	606	25,798
Orion OYJ, Class B	5,772	245,647
Sampo OYJ, A Shares	7,054	339,771
Stora Enso OYJ, R Shares	49,538	980,112
UPM-Kymmene OYJ	9,623	392,993
Wartsila OYJ ABP	16,691	251,163
France - 10.1%		52,117,905
Air Liquide SA	11,114	1,931,774
Airbus SE (A)	11,341	1,555,951
Alstom SA (A)	10,105	418,908
AXA SA	46,834	1,215,122
BNP Paribas SA	22,885	1,396,200
Bouygues SA	37,110	1,429,723
Capgemini SE	12,710	2,746,783
Cie de Saint-Gobain	32,538	2,324,658
Cie Generale des Etablissements Michelin SCA	23,136	3,777,752
Credit Agricole SA	77,247	1,077,209
Danone SA	12,548	923,416
Dassault Systemes SE	9,975	550,255
Electricite de France SA	62,410	759,669
Engie SA	118,804	1,585,156
EssilorLuxottica SA	5,410	1,021,039
Faurecia SE	2,750	122,709
Hermes International	616	941,553
Kering SA	1,288	1,154,951
Legrand SA	18,980	2,136,314
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	5

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
France (continued)
L’Oreal SA	2,851	$1,304,618
LVMH Moet Hennessy Louis Vuitton SE	5,549	4,434,262
Orange SA	268,087	2,986,646
Pernod Ricard SA	4,356	961,270
Safran SA	8,965	1,172,565
Sanofi	20,040	2,064,566
Sartorius Stedim Biotech	1,491	850,951
Schneider Electric SE	5,856	981,193
Societe Generale SA	42,622	1,249,630
Teleperformance	2,845	1,199,652
Thales SA	7,206	756,221
TotalEnergies SE	54,826	2,385,964
Veolia Environnement SA	14,901	489,094
Vinci SA	14,449	1,528,490
Vivendi SE (C)	55,661	1,881,079
Worldline SA (A)(B)	8,577	802,562
Germany - 8.4%		43,038,021
adidas AG	3,524	1,279,117
Allianz SE	9,161	2,281,253
BASF SE	21,774	1,709,774
Bayer AG	43,670	2,604,210
Bayerische Motoren Werke AG	17,205	1,711,293
Beiersdorf AG	3,999	474,912
Continental AG (A)	8,816	1,198,029
Covestro AG (B)	5,590	359,669
CureVac NV (A)	196	9,655
Daimler AG	28,553	2,548,840
Delivery Hero SE (A)(B)	3,543	530,202
Deutsche Bank AG (A)	118,353	1,495,775
Deutsche Boerse AG	10,765	1,796,692
Deutsche Post AG	21,610	1,463,451
Deutsche Telekom AG	99,719	2,070,027
Deutsche Wohnen SE	31,496	1,965,995
E.ON SE	92,986	1,143,645
Evonik Industries AG	17,481	607,358
Fresenius Medical Care AG & Company KGaA	24,238	1,912,453
Fresenius SE & Company KGaA	46,014	2,418,249
Hannover Rueck SE	3,474	584,552
Hapag-Lloyd AG (B)	823	177,811
HeidelbergCement AG	11,267	999,091
Henkel AG & Company KGaA	1,489	135,337
Infineon Technologies AG	14,874	566,784
Knorr-Bremse AG	3,540	401,303
Merck KGaA	1,922	393,488
Muenchener Rueckversicherungs-Gesellschaft AG	3,656	988,011
Puma SE	3,085	378,623
RWE AG	38,092	1,355,536
SAP SE	16,294	2,334,800
Siemens AG	8,794	1,372,106
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Germany (continued)
Siemens Energy AG (A)	16,098	$437,902
Siemens Healthineers AG (B)	3,640	240,332
Symrise AG	7,700	1,134,940
Volkswagen AG	1,520	504,676
Vonovia SE	15,294	1,018,859
Zalando SE (A)(B)	3,897	433,271
Hong Kong - 2.9%		14,986,944
AIA Group, Ltd.	277,724	3,327,170
BOC Hong Kong Holdings, Ltd.	88,795	285,654
Budweiser Brewing Company APAC, Ltd. (B)	14,300	39,931
Chow Tai Fook Jewellery Group, Ltd.	58,600	122,611
CK Asset Holdings, Ltd.	127,969	871,932
CK Hutchison Holdings, Ltd.	72,773	531,901
CK Infrastructure Holdings, Ltd.	48,929	295,606
CLP Holdings, Ltd.	184,071	1,899,642
Galaxy Entertainment Group, Ltd. (A)	19,641	133,194
Hang Lung Properties, Ltd.	85,000	219,850
Hang Seng Bank, Ltd.	19,089	366,246
Henderson Land Development Company, Ltd.	93,398	417,642
Hong Kong & China Gas Company, Ltd.	116,065	189,081
Hong Kong Exchanges & Clearing, Ltd.	29,025	1,852,532
Hongkong Land Holdings, Ltd.	37,700	171,158
Link REIT	47,110	450,416
MTR Corp., Ltd.	42,413	251,328
New World Development Company, Ltd.	138,265	655,634
Power Assets Holdings, Ltd.	90,073	581,849
Sun Hung Kai Properties, Ltd.	46,662	668,298
Swire Properties, Ltd.	75,201	213,859
Techtronic Industries Company, Ltd.	49,077	877,187
Wharf Real Estate Investment Company, Ltd.	99,993	564,223
Ireland - 1.1%		5,399,575
CRH PLC	31,388	1,572,540
DCC PLC	5,225	437,764
Experian PLC	23,656	1,041,960
Flutter Entertainment PLC (A)	2,408	410,893
James Hardie Industries PLC, CHESS Depositary Interest	11,735	394,458
Kerry Group PLC, Class A	1,609	238,494
Kingspan Group PLC	7,998	869,685
Smurfit Kappa Group PLC	7,690	433,781
Isle of Man - 0.1%		720,824
Entain PLC (A)	28,541	720,824
Israel - 0.4%		2,126,885
Azrieli Group, Ltd.	632	50,612
Bank Hapoalim BM (A)	28,111	224,770
Bank Leumi Le-Israel BM (A)	35,890	275,623
Check Point Software Technologies, Ltd. (A)	2,910	369,861
Elbit Systems, Ltd.	489	64,802
Fiverr International, Ltd. (A)	63	15,681
6	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Israel (continued)
ICL Group, Ltd.	18,495	$134,985
Mizrahi Tefahot Bank, Ltd. (A)	5,030	152,987
Nice, Ltd. (A)	1,210	339,409
Teva Pharmaceutical Industries, Ltd. (A)	36,819	361,378
Wix.com, Ltd. (A)	458	136,777
Italy - 2.1%		10,623,640
Amplifon SpA	5,978	295,457
Assicurazioni Generali SpA	23,077	461,095
Atlantia SpA (A)	10,965	198,935
Davide Campari-Milano NV	21,951	308,710
DiaSorin SpA	1,483	300,974
Enel SpA	145,458	1,341,926
Eni SpA	63,585	755,800
Ferrari NV	3,274	713,762
FinecoBank Banca Fineco SpA (A)	32,958	590,718
Hera SpA	81,082	344,975
Infrastrutture Wireless Italiane SpA (B)	14,910	168,634
Intesa Sanpaolo SpA	300,747	831,473
Mediobanca Banca di Credito Finanziario SpA (A)	52,631	616,983
Moncler SpA	5,707	392,507
Nexi SpA (A)(B)	11,030	236,475
Poste Italiane SpA (B)	17,402	230,496
PRADA SpA	16,700	130,442
Prysmian SpA	10,413	373,148
Recordati Industria Chimica e Farmaceutica SpA	6,559	405,838
Snam SpA	69,664	421,629
Telecom Italia SpA	913,560	401,796
Terna SpA	64,254	510,794
UniCredit SpA	40,820	489,271
UnipolSai Assicurazioni SpA	36,626	101,802
Japan - 24.6%		126,425,008
ABC-Mart, Inc.	1,400	76,793
Acom Company, Ltd.	17,000	69,549
Advantest Corp.	6,000	525,376
Aeon Company, Ltd.	17,900	487,174
AGC, Inc.	11,400	484,565
Aisin Corp.	10,800	434,460
Ajinomoto Company, Inc.	48,600	1,233,709
Alfresa Holdings Corp.	5,900	89,347
ANA Holdings, Inc. (A)	7,400	172,846
Asahi Group Holdings, Ltd.	8,800	393,775
Asahi Intecc Company, Ltd.	9,000	242,569
Asahi Kasei Corp.	55,800	603,504
Astellas Pharma, Inc.	34,000	538,733
Azbil Corp.	1,800	69,786
Bandai Namco Holdings, Inc.	6,001	386,087
Bridgestone Corp.	30,700	1,342,688
Brother Industries, Ltd.	14,200	286,588
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
Canon, Inc.	20,200	$459,492
Capcom Company, Ltd.	7,200	197,139
Central Japan Railway Company	4,344	627,555
Chubu Electric Power Company, Inc.	31,600	379,056
Chugai Pharmaceutical Company, Ltd.	12,500	457,859
Concordia Financial Group, Ltd.	79,900	285,383
Cosmos Pharmaceutical Corp.	700	118,569
CyberAgent, Inc.	21,600	386,537
Dai Nippon Printing Company, Ltd.	20,024	468,169
Daifuku Company, Ltd.	4,400	391,690
Dai-ichi Life Holdings, Inc.	28,800	527,978
Daiichi Sankyo Company, Ltd.	20,000	393,531
Daikin Industries, Ltd.	5,247	1,083,583
Daito Trust Construction Company, Ltd.	3,486	407,838
Daiwa House Industry Company, Ltd.	26,100	795,485
Daiwa House REIT Investment Corp.	38	112,875
Daiwa Securities Group, Inc.	85,300	446,125
Denso Corp.	9,400	640,827
Dentsu Group, Inc.	8,700	300,834
Disco Corp.	1,598	453,555
East Japan Railway Company	9,700	643,426
Eisai Company, Ltd.	3,772	308,737
ENEOS Holdings, Inc.	81,200	339,967
FANUC Corp.	1,970	437,618
Fast Retailing Company, Ltd.	1,419	955,740
Fuji Electric Company, Ltd.	11,993	520,152
FUJIFILM Holdings Corp.	10,500	749,207
Fujitsu, Ltd.	3,000	507,472
GLP J-REIT	81	145,025
GMO Payment Gateway, Inc.	2,500	320,273
Hakuhodo DY Holdings, Inc.	14,700	222,610
Hamamatsu Photonics KK	3,700	204,638
Hankyu Hanshin Holdings, Inc.	22,500	661,162
Hikari Tsushin, Inc.	541	93,313
Hino Motors, Ltd.	24,400	211,874
Hirose Electric Company, Ltd.	805	119,925
Hisamitsu Pharmaceutical Company, Inc.	1,500	65,262
Hitachi Construction Machinery Company, Ltd.	9,900	277,380
Hitachi Metals, Ltd. (A)	17,900	348,867
Hitachi, Ltd.	33,000	1,881,677
Honda Motor Company, Ltd.	41,754	1,328,900
Hoshizaki Corp.	1,900	158,752
Hoya Corp.	10,500	1,473,827
Hulic Company, Ltd.	41,500	470,018
Idemitsu Kosan Company, Ltd.	19,959	468,104
Iida Group Holdings Company, Ltd.	9,300	222,861
Inpex Corp.	49,600	350,251
Isuzu Motors, Ltd.	32,500	429,385
ITOCHU Corp.	36,300	1,068,990
Itochu Techno-Solutions Corp.	6,400	195,645
Japan Airlines Company, Ltd. (A)	14,300	297,466
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	7

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
Japan Exchange Group, Inc.	23,100	$522,197
Japan Metropolitan Fund Investment Corp.	129	134,583
Japan Post Bank Company, Ltd.	6,200	52,538
Japan Post Holdings Company, Ltd. (A)	25,200	213,333
Japan Post Insurance Company, Ltd.	10,600	187,178
Japan Real Estate Investment Corp.	34	212,829
Japan Tobacco, Inc.	40,900	797,503
JFE Holdings, Inc.	22,600	273,053
JSR Corp.	9,200	306,387
Kajima Corp.	38,000	485,777
Kakaku.com, Inc.	3,900	105,789
Kansai Paint Company, Ltd.	6,700	163,669
Kao Corp.	12,900	772,707
KDDI Corp.	63,800	1,936,962
Keikyu Corp. (C)	8,900	105,097
Keio Corp.	4,370	243,287
Keisei Electric Railway Company, Ltd.	9,100	269,062
Keyence Corp.	1,870	1,034,932
Kikkoman Corp.	8,700	529,531
Kintetsu Group Holdings Company, Ltd. (A)	8,300	278,683
Kirin Holdings Company, Ltd.	21,600	393,622
Kobayashi Pharmaceutical Company, Ltd.	1,200	95,344
Kobe Bussan Company, Ltd.	6,000	201,458
Koei Tecmo Holdings Company, Ltd.	650	30,442
Koito Manufacturing Company, Ltd.	7,300	442,989
Komatsu, Ltd.	24,800	639,264
Konami Holdings Corp.	6,700	368,729
Kose Corp.	800	125,740
Kubota Corp.	20,800	431,636
Kyocera Corp.	9,200	564,742
Kyowa Kirin Company, Ltd.	2,600	84,219
Lasertec Corp.	3,600	671,453
Lawson, Inc.	4,300	215,098
Lion Corp. (C)	13,300	229,523
Lixil Corp.	35,200	953,848
M3, Inc.	11,300	734,114
Makita Corp.	8,500	438,360
Marubeni Corp.	88,500	746,626
Mazda Motor Corp. (A)	49,700	485,452
Medipal Holdings Corp.	4,100	76,845
MEIJI Holdings Company, Ltd.	3,200	197,686
Mercari, Inc. (A)(C)	1,900	99,025
MINEBEA MITSUMI, Inc.	34,400	919,945
MISUMI Group, Inc.	12,100	418,952
Mitsubishi Chemical Holdings Corp.	59,700	498,053
Mitsubishi Corp.	34,300	956,962
Mitsubishi Electric Corp.	34,300	461,292
Mitsubishi Estate Company, Ltd.	14,200	221,507
Mitsubishi HC Capital, Inc.	60,400	328,004
Mitsubishi Heavy Industries, Ltd.	25,700	736,226
Mitsubishi UFJ Financial Group, Inc.	296,970	1,565,350
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
Mitsui & Company, Ltd.	43,100	$981,580
Mitsui Chemicals, Inc.	18,600	588,929
Mitsui Fudosan Company, Ltd.	17,500	407,005
Miura Company, Ltd.	1,300	57,034
Mizuho Financial Group, Inc.	51,400	733,182
MonotaRO Company, Ltd.	6,400	146,719
MS&AD Insurance Group Holdings, Inc.	12,200	375,727
Murata Manufacturing Company, Ltd.	11,100	914,296
Nagoya Railroad Company, Ltd. (A)	6,500	108,916
NEC Corp.	15,603	787,614
Nexon Company, Ltd.	4,600	94,221
NGK Insulators, Ltd.	16,100	255,546
NH Foods, Ltd.	2,992	120,362
Nidec Corp.	9,200	1,026,041
Nihon M&A Center, Inc.	15,100	418,260
Nintendo Company, Ltd.	1,917	985,137
Nippon Building Fund, Inc.	17	109,667
Nippon Express Company, Ltd.	11,600	841,330
Nippon Paint Holdings Company, Ltd.	8,400	106,540
Nippon Prologis REIT, Inc.	49	163,408
Nippon Sanso Holdings Corp.	18,200	400,483
Nippon Shinyaku Company, Ltd.	1,500	112,346
Nippon Steel Corp.	36,800	634,402
Nippon Telegraph & Telephone Corp.	77,966	1,990,886
Nissan Chemical Corp.	8,700	423,308
Nissan Motor Company, Ltd. (A)	60,400	347,211
Nisshin Seifun Group, Inc.	9,800	157,693
Nissin Foods Holdings Company, Ltd.	2,316	164,600
Nitori Holdings Company, Ltd.	2,201	417,237
Nitto Denko Corp.	14,194	1,047,575
Nomura Holdings, Inc.	76,400	381,548
Nomura Real Estate Master Fund, Inc.	118	187,187
Nomura Research Institute, Ltd.	11,400	365,631
NSK, Ltd.	40,200	329,292
NTT Data Corp.	24,200	372,867
Obayashi Corp.	55,900	453,821
Obic Company, Ltd.	700	122,588
Odakyu Electric Railway Company, Ltd.	15,000	355,626
Oji Holdings Corp.	78,700	451,046
Olympus Corp.	32,400	662,908
Omron Corp.	2,000	169,841
Ono Pharmaceutical Company, Ltd.	4,565	103,383
Oracle Corp. Japan	1,400	104,219
Oriental Land Company, Ltd.	1,900	258,815
ORIX Corp.	32,200	560,969
Orix JREIT, Inc.	36	68,556
Osaka Gas Company, Ltd.	37,400	698,928
Otsuka Corp.	7,700	399,207
Otsuka Holdings Company, Ltd.	7,900	312,257
Pan Pacific International Holdings Corp.	10,600	220,499
Panasonic Corp.	91,504	1,088,460
8	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
PeptiDream, Inc. (A)	6,300	$258,601
Pigeon Corp.	6,300	180,820
Pola Orbis Holdings, Inc.	3,200	76,217
Rakuten Group, Inc.	8,900	97,555
Recruit Holdings Company, Ltd.	25,600	1,313,006
Renesas Electronics Corp. (A)	21,500	231,358
Resona Holdings, Inc.	128,800	482,457
Ricoh Company, Ltd.	38,900	422,140
Rohm Company, Ltd.	6,100	590,269
Ryohin Keikaku Company, Ltd.	13,700	276,996
Santen Pharmaceutical Company, Ltd.	11,300	152,486
SBI Holdings, Inc.	14,300	340,594
SCSK Corp.	2,600	155,882
Secom Company, Ltd.	2,261	170,044
Seiko Epson Corp.	33,200	567,501
Sekisui Chemical Company, Ltd.	34,000	582,415
Sekisui House, Ltd. (C)	24,400	480,330
Seven & i Holdings Company, Ltd.	32,000	1,419,371
SG Holdings Company, Ltd.	10,600	283,761
Sharp Corp.	10,300	156,917
Shimadzu Corp.	15,700	629,431
Shimano, Inc.	886	225,637
Shimizu Corp.	53,400	390,708
Shin-Etsu Chemical Company, Ltd.	3,998	646,601
Shionogi & Company, Ltd.	2,871	150,469
Shiseido Company, Ltd.	3,777	250,745
SMC Corp.	645	380,829
SoftBank Corp.	44,400	578,313
SoftBank Group Corp.	27,436	1,709,157
Sohgo Security Services Company, Ltd.	1,700	79,153
Sompo Holdings, Inc.	9,500	392,118
Sony Group Corp.	23,800	2,466,743
Square Enix Holdings Company, Ltd.	4,100	211,818
Stanley Electric Company, Ltd.	8,300	214,855
Subaru Corp.	15,900	310,177
SUMCO Corp.	18,200	417,398
Sumitomo Chemical Company, Ltd.	171,500	886,018
Sumitomo Corp.	31,500	425,645
Sumitomo Dainippon Pharma Company, Ltd.	8,600	148,022
Sumitomo Electric Industries, Ltd.	41,300	582,339
Sumitomo Metal Mining Company, Ltd.	16,100	648,108
Sumitomo Mitsui Financial Group, Inc.	34,700	1,168,260
Sumitomo Mitsui Trust Holdings, Inc.	12,475	408,748
Sumitomo Realty & Development Company, Ltd.	6,300	203,896
Sundrug Company, Ltd.	3,800	122,916
Suntory Beverage & Food, Ltd.	3,800	132,784
Suzuki Motor Corp.	11,600	468,228
Sysmex Corp.	3,748	443,613
T&D Holdings, Inc.	38,300	487,867
Taisei Corp.	23,661	792,293
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
Taisho Pharmaceutical Holdings Company, Ltd.	2,729	$152,177
Taiyo Yuden Company, Ltd.	3,600	183,362
Takeda Pharmaceutical Company, Ltd.	27,647	927,529
TDK Corp.	4,800	544,073
Terumo Corp.	13,200	509,598
The Chiba Bank, Ltd.	56,100	318,454
The Chugoku Electric Power Company, Inc.	30,200	272,969
The Kansai Electric Power Company, Inc.	34,600	326,454
The Shizuoka Bank, Ltd.	40,400	290,806
Tobu Railway Company, Ltd.	17,900	462,546
Toho Company, Ltd.	4,200	182,159
Toho Gas Company, Ltd.	2,300	111,699
Tohoku Electric Power Company, Inc.	71,200	539,109
Tokio Marine Holdings, Inc.	16,800	797,522
Tokyo Century Corp.	4,700	256,948
Tokyo Electric Power Company Holdings, Inc. (A)	197,000	524,137
Tokyo Electron, Ltd.	2,857	1,169,353
Tokyo Gas Company, Ltd.	15,700	297,263
Tokyu Corp.	22,800	303,515
TOPPAN, Inc.	21,400	360,534
Toray Industries, Inc.	146,000	954,088
Toshiba Corp.	9,200	393,986
Tosoh Corp.	24,600	429,015
TOTO, Ltd.	7,100	364,866
Toyo Suisan Kaisha, Ltd.	1,600	61,011
Toyota Industries Corp.	3,800	316,465
Toyota Motor Corp.	91,828	8,203,854
Toyota Tsusho Corp.	6,800	318,469
Trend Micro, Inc.	9,200	476,975
Tsuruha Holdings, Inc.	2,200	258,788
Unicharm Corp.	10,600	423,227
USS Company, Ltd.	16,200	280,160
Welcia Holdings Company, Ltd.	4,200	142,551
West Japan Railway Company	7,481	403,326
Yakult Honsha Company, Ltd.	2,300	135,380
Yamada Holdings Company, Ltd.	36,600	172,078
Yamaha Corp.	4,466	245,376
Yamaha Motor Company, Ltd.	26,800	665,177
Yamato Holdings Company, Ltd.	30,800	884,009
Yaskawa Electric Corp.	11,200	549,030
Z Holdings Corp.	61,700	307,235
ZOZO, Inc.	9,000	305,467
Jordan - 0.0%		249,758
Hikma Pharmaceuticals PLC	6,789	249,758
Luxembourg - 0.3%		1,451,365
ArcelorMittal SA	20,468	712,959
Eurofins Scientific SE	4,758	568,943
Tenaris SA	16,664	169,463
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	9

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Macau - 0.0%		$221,387
Sands China, Ltd. (A)	64,800	221,387
Mexico - 0.0%		109,254
Fresnillo PLC	9,604	109,254
Netherlands - 5.4%		27,956,379
Adyen NV (A)(B)	417	1,132,108
Akzo Nobel NV	15,237	1,880,881
Argenx SE (A)	578	176,351
ASML Holding NV	7,633	5,783,721
Heineken Holding NV	8,565	842,471
Heineken NV	4,857	565,576
ING Groep NV	79,536	1,022,927
JDE Peet’s NV	2,488	83,729
Just Eat Takeaway.com NV (A)(B)	2,096	186,060
Koninklijke Ahold Delhaize NV	96,901	3,009,940
Koninklijke DSM NV	11,382	2,293,776
Koninklijke Philips NV	24,550	1,132,141
NN Group NV	8,314	413,377
Prosus NV (A)	6,967	618,371
Royal Dutch Shell PLC, B Shares	156,938	3,097,987
Stellantis NV	113,432	2,177,678
Wolters Kluwer NV	31,065	3,539,285
New Zealand - 0.2%		1,181,897
a2 Milk Company, Ltd. (A)(C)	19,179	83,261
Auckland International Airport, Ltd. (A)	22,724	114,828
Fisher & Paykel Healthcare Corp., Ltd.	10,601	233,438
Meridian Energy, Ltd.	32,144	117,110
Ryman Healthcare, Ltd.	2,987	27,477
Spark New Zealand, Ltd.	71,137	235,093
Xero, Ltd. (A)	3,595	370,690
Norway - 0.6%		2,884,499
Adevinta ASA (A)	1,931	37,123
Aker BP ASA	2,569	69,409
DNB Bank ASA (A)	22,388	458,791
Equinor ASA (C)	44,349	865,611
Gjensidige Forsikring ASA	2,271	52,001
Mowi ASA	6,974	177,767
Norsk Hydro ASA	37,439	249,089
Orkla ASA	7,746	70,403
Salmar ASA	1,370	90,901
Schibsted ASA, A Shares	556	29,478
Schibsted ASA, B Shares	1,064	49,184
Telenor ASA	16,274	282,566
TOMRA Systems ASA	1,919	110,950
Yara International ASA	6,479	341,226
Portugal - 0.1%		562,549
EDP - Energias de Portugal SA	66,763	346,516
Galp Energia SGPS SA	9,781	95,384
Jeronimo Martins SGPS SA	5,924	120,649
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Singapore - 1.5%		$7,629,586
Ascendas Real Estate Investment Trust	68,792	158,505
CapitaLand Integrated Commercial Trust	86,900	137,977
CapitaLand, Ltd.	109,000	324,400
City Developments, Ltd.	37,000	187,172
DBS Group Holdings, Ltd.	68,412	1,536,378
Genting Singapore, Ltd.	238,200	142,487
Great Eastern Holdings, Ltd.	4,000	63,836
Jardine Cycle & Carriage, Ltd.	8,500	128,683
Keppel Corp., Ltd.	41,400	167,850
Mapletree Logistics Trust	44,000	68,562
Oversea-Chinese Banking Corp., Ltd.	108,068	981,638
Sea, Ltd., ADR (A)	2,461	679,630
Singapore Airlines, Ltd. (A)	157,100	591,692
Singapore Exchange, Ltd.	58,200	510,609
Singapore Technologies Engineering, Ltd.	74,600	220,919
Singapore Telecommunications, Ltd.	214,900	360,256
United Overseas Bank, Ltd.	55,724	1,081,476
Wilmar International, Ltd.	89,500	287,516
Spain - 2.2%		11,412,374
Aena SME SA (A)(B)	3,019	480,426
Amadeus IT Group SA (A)	5,495	359,942
Banco Bilbao Vizcaya Argentaria SA (A)	125,742	806,806
Banco Santander SA (A)	383,704	1,404,800
CaixaBank SA	196,601	583,989
Cellnex Telecom SA (A)(B)	6,111	398,118
EDP Renovaveis SA	1,865	43,788
Endesa SA	8,908	216,649
Ferrovial SA	19,097	566,130
Grifols SA	15,988	406,472
Iberdrola SA	228,650	2,754,711
Industria de Diseno Textil SA	30,059	1,019,060
Naturgy Energy Group SA (C)	30,458	786,991
Repsol SA	79,620	870,585
Siemens Gamesa Renewable Energy SA (A)	5,565	155,076
Telefonica SA	121,901	558,831
Sweden - 3.4%		17,631,642
Alfa Laval AB	8,315	347,324
Assa Abloy AB, B Shares	12,420	398,550
Atlas Copco AB, A Shares	15,865	1,073,143
Atlas Copco AB, B Shares	9,237	524,862
Boliden AB	25,983	1,013,156
Castellum AB	12,992	364,056
Electrolux AB, B Shares	30,800	808,294
Epiroc AB, A Shares	16,960	396,202
Epiroc AB, B Shares	10,136	203,801
EQT AB	1,819	87,736
Essity AB, A Shares	406	13,236
Essity AB, B Shares	10,573	345,916
Evolution AB (B)	2,327	405,571
Fabege AB	12,161	210,949
10	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Sweden (continued)
Fastighets AB Balder, B Shares (A)	5,493	$379,730
Getinge AB, B Shares	9,261	402,662
Hennes & Mauritz AB, B Shares (A)	19,980	418,265
Hexagon AB, B Shares	22,519	372,957
Holmen AB, B Shares	4,179	219,924
Husqvarna AB, A Shares	30	421
Husqvarna AB, B Shares	26,346	368,974
ICA Gruppen AB	7,383	365,113
Indutrade AB	12,302	401,483
Lifco AB, B Shares	11,614	340,965
Lundin Energy AB	3,197	99,729
Nibe Industrier AB, B Shares	18,492	220,939
Sagax AB, B Shares	2,335	82,066
Sandvik AB	11,585	302,009
Securitas AB, B Shares	19,284	340,223
Sinch AB (A)(B)	7,090	143,298
Skandinaviska Enskilda Banken AB, A Shares	29,774	403,315
Skandinaviska Enskilda Banken AB, C Shares	295	3,998
Skanska AB, B Shares	44,393	1,253,763
SKF AB, B Shares	11,638	309,477
Svenska Cellulosa AB SCA, B Shares	16,257	302,312
Svenska Handelsbanken AB, A Shares	37,033	417,929
Svenska Handelsbanken AB, B Shares	1,471	17,695
Sweco AB, B Shares	7,389	118,254
Swedbank AB, A Shares	23,118	450,747
Swedish Match AB	26,855	240,581
Swedish Orphan Biovitrum AB (A)	15,704	306,995
Tele2 AB, B Shares	16,285	239,332
Telefonaktiebolaget LM Ericsson, B Shares	45,575	523,704
Telia Company AB	55,519	243,845
Trelleborg AB, B Shares	14,100	348,563
Volvo AB, A Shares	11,777	286,346
Volvo AB, B Shares	64,217	1,513,232
Switzerland - 9.9%		51,085,824
ABB, Ltd.	48,196	1,761,816
Alcon, Inc.	30,506	2,221,556
Cie Financiere Richemont SA, A Shares	12,729	1,629,222
Coca-Cola HBC AG (A)	16,472	622,701
Credit Suisse Group AG	174,819	1,756,484
Geberit AG	1,102	904,411
Givaudan SA	354	1,766,289
Glencore PLC (A)	319,374	1,436,697
Holcim, Ltd. (A)	32,426	1,899,835
Kuehne + Nagel International AG	2,526	851,755
Lonza Group AG	3,131	2,436,259
Nestle SA	62,576	7,926,431
Novartis AG	48,375	4,477,210
Partners Group Holding AG	1,297	2,216,048
Roche Holding AG	13,696	5,294,487
Roche Holding AG, Bearer Shares	1,091	468,277
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Switzerland (continued)
Schindler Holding AG	935	$291,136
Schindler Holding AG, Participation Certificates	1,537	497,240
SGS SA	166	537,215
Sika AG	8,371	2,947,353
STMicroelectronics NV	60,343	2,471,499
Swiss Re AG	21,289	1,926,651
Swisscom AG	3,488	2,097,495
UBS Group AG	73,920	1,218,542
Zurich Insurance Group AG	3,541	1,429,215
United Arab Emirates - 0.0%		1,400
NMC Health PLC (A)	5,181	1,400
United Kingdom - 13.2%		67,775,351
3i Group PLC	88,982	1,582,949
Abrdn PLC	275,642	1,088,399
Admiral Group PLC	16,649	787,030
Anglo American PLC	30,189	1,339,158
Ashtead Group PLC	12,232	915,985
ASOS PLC (A)	5,277	279,242
Associated British Foods PLC	9,509	265,342
AstraZeneca PLC	27,290	3,137,100
Auto Trader Group PLC (A)(B)	54,667	495,561
AVEVA Group PLC	5,292	289,012
Aviva PLC	251,255	1,352,965
B&M European Value Retail SA	43,339	333,218
BAE Systems PLC	88,021	704,909
Barclays PLC	405,731	984,369
Barratt Developments PLC	66,552	651,045
BP PLC	446,944	1,797,115
British American Tobacco PLC	39,631	1,476,982
BT Group PLC (A)	138,793	334,998
Bunzl PLC	22,324	827,478
Burberry Group PLC	29,946	859,356
CNH Industrial NV	27,144	452,554
Coca-Cola Europacific Partners PLC	13,068	808,893
Compass Group PLC (A)	25,529	539,868
Croda International PLC	8,567	1,002,918
Diageo PLC	50,563	2,510,072
Dr. Martens PLC (A)	18,548	111,663
DS Smith PLC	41,991	246,957
Ferguson PLC	6,191	868,513
GlaxoSmithKline PLC	95,928	1,890,970
Halma PLC	20,386	818,849
Hargreaves Lansdown PLC	20,372	462,393
HSBC Holdings PLC (A)	438,723	2,424,361
Imperial Brands PLC	43,966	942,596
Informa PLC (A)	81,254	559,209
InterContinental Hotels Group PLC (A)	6,021	397,721
Intermediate Capital Group PLC	4,224	127,441
Intertek Group PLC	10,261	735,575
J Sainsbury PLC	146,679	577,749
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	11

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
United Kingdom (continued)
JD Sports Fashion PLC	28,807	$359,265
Johnson Matthey PLC	10,698	442,054
Kingfisher PLC	103,041	527,781
Land Securities Group PLC	24,947	246,125
Legal & General Group PLC	147,763	537,026
Lloyds Banking Group PLC	1,502,751	953,475
London Stock Exchange Group PLC	4,775	497,255
M&G PLC	98,995	310,236
Melrose Industries PLC	253,323	563,885
Mondi PLC	59,567	1,653,068
National Grid PLC	92,595	1,189,682
NatWest Group PLC	85,544	240,727
Next PLC (A)	11,680	1,279,981
Ocado Group PLC (A)	6,630	170,994
Pearson PLC	22,262	269,097
Persimmon PLC	19,134	772,550
Phoenix Group Holdings PLC	29,596	279,565
Prudential PLC	43,715	824,470
Reckitt Benckiser Group PLC	11,588	889,832
RELX PLC	52,563	1,544,932
Rentokil Initial PLC	115,926	913,556
Rightmove PLC	49,513	483,398
Rio Tinto PLC	26,336	2,233,959
Rolls-Royce Holdings PLC (A)	281,452	390,182
Schroders PLC	7,716	392,321
Schroders PLC, Non-Voting Shares	2,621	93,107
Segro PLC	29,153	493,488
Severn Trent PLC	14,343	558,370
Smith & Nephew PLC	10,541	214,266
Smiths Group PLC	22,758	492,185
Spirax-Sarco Engineering PLC	4,411	920,539
SSE PLC (C)	47,821	961,083
St. James’s Place PLC	22,918	505,683
Standard Chartered PLC	137,432	825,460
Taylor Wimpey PLC	206,410	472,373
Tesco PLC	329,621	1,067,813
The Berkeley Group Holdings PLC	6,258	421,554
The Sage Group PLC	47,090	459,349
The Weir Group PLC (A)	3,870	92,978
THG PLC (A)	13,190	107,373
Unilever PLC	53,721	3,100,425
United Utilities Group PLC	63,705	950,381
Vodafone Group PLC	956,058	1,544,330
Whitbread PLC (A)	13,570	574,691
WPP PLC	75,325	973,972
United States - 0.0%		56,226

Carnival PLC (A)	2,799	56,226
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value

PREFERRED SECURITIES - 0.7%		$3,342,317
(Cost $2,342,269)
Germany - 0.7%		3,342,317
Bayerische Motoren Werke AG	4,643	$398,610
Henkel AG & Company KGaA	3,016	305,708
Porsche Automobil Holding SE	8,363	905,209
Sartorius AG	969	585,780
Volkswagen AG	4,707	1,147,010

SHORT-TERM INVESTMENTS - 0.3%		$1,704,818
(Cost $1,704,658)
Short-term funds - 0.3%		1,704,818
John Hancock Collateral Trust, 0.0455% (D)(E)	160,622	1,607,298

State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (D)	97,520	97,520
Total investments (Multifactor Developed International ETF) (Cost $426,019,020) - 100.0%		$514,859,020
Other assets and liabilities, net - (0.0%)		(149,362)
Total net assets - 100.0%		$514,709,658

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 7-31-21. The value of securities on loan amounted to $3,098,900. In addition to the cash collateral invested in John Hancock Collateral Trust, non-cash collateral of $1,719,748 in the form of U.S. Treasuries was pledged to the fund.
(D)	The rate shown is the annualized seven-day yield as of 7-31-21.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
The fund had the following sector composition as a percentage of net assets on 7-31-21:
Industrials	17.1%
Financials	15.5%
Consumer discretionary	13.4%
Health care	11.0%
Materials	10.5%
Consumer staples	8.9%
Information technology	7.2%
Communication services	5.6%
Utilities	4.8%
Real estate	3.0%
Energy	2.7%
Short-term investments and other	0.3%
TOTAL	100.0%
12	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR EMERGING MARKETS ETF

As of 7-31-21 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS - 98.6%		$691,711,434
(Cost $563,833,399)
Brazil - 4.9%		34,592,170
Ambev SA	271,400	877,406
Americanas SA (A)	39,318	375,071
Atacadao SA	35,700	131,714
B3 SA - Brasil Bolsa Balcao	403,200	1,194,614
Banco Bradesco SA	138,923	557,355
Banco BTG Pactual SA	72,148	410,144
Banco do Brasil SA	92,500	568,432
Banco Inter SA	41,834	191,651
BB Seguridade Participacoes SA	100,100	415,600
CCR SA	164,600	415,729
Centrais Eletricas Brasileiras SA	50,220	392,717
Cia Brasileira de Distribuicao	106,300	640,844
Cia de Saneamento Basico do Estado de Sao Paulo	81,700	562,857
Cia Siderurgica Nacional SA	56,500	513,177
Cosan SA	41,200	204,515
CPFL Energia SA	25,200	123,966
Energisa SA	20,900	173,588
Engie Brasil Energia SA	42,625	314,112
Equatorial Energia SA	135,200	635,667
Hapvida Participacoes e Investimentos SA (B)	96,194	265,944
Hypera SA	33,700	233,414
JBS SA	188,500	1,173,753
Klabin SA (A)	81,300	386,353
Localiza Rent a Car SA	68,185	823,318
Lojas Americanas SA	40,045	51,349
Lojas Renner SA	100,231	804,247
Magazine Luiza SA	180,028	720,518
Natura & Company Holding SA (A)	62,600	653,718
Neoenergia SA	42,500	143,508
Notre Dame Intermedica Participacoes SA	53,300	828,428
Pagseguro Digital, Ltd., Class A (A)	20,364	1,128,980
Petrobras Distribuidora SA	46,100	253,738
Petroleo Brasileiro SA	538,900	2,879,243
Raia Drogasil SA	172,700	846,875
Rede D’Or Sao Luiz SA (B)	25,136	336,963
Rumo SA (A)	136,590	548,260
StoneCo, Ltd., Class A (A)	10,845	638,120
Suzano SA (A)	79,865	838,977
Telefonica Brasil SA	56,300	450,763
TIM SA	207,100	455,474
Ultrapar Participacoes SA	83,300	286,131
Vale SA	475,400	10,045,366
WEG SA	124,600	864,461
XP, Inc., Class A (A)	5,726	235,110
Chile - 0.5%		3,172,093
Banco de Chile	3,283,925	300,738
Banco de Credito e Inversiones SA	5,782	238,469
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Chile (continued)
Banco Santander Chile	5,887,035	$290,508
Cencosud SA	161,704	293,275
Cencosud Shopping SA	45,212	69,637
Colbun SA	1,296,095	189,570
Empresas CMPC SA	169,352	365,969
Empresas COPEC SA	39,771	343,256
Enel Americas SA	5,385,821	748,498
Enel Chile SA	2,871,513	149,041
Falabella SA	47,112	183,132
China - 26.2%		184,021,273
Agricultural Bank of China, Ltd., H Shares	5,035,000	1,678,074
Aier Eye Hospital Group Company, Ltd., A Shares	41,231	374,868
Airtac International Group	16,000	514,357
Alibaba Group Holding, Ltd., ADR (A)	84,072	16,410,014
Anhui Conch Cement Company, Ltd., H Shares	295,000	1,410,239
Anhui Gujing Distillery Company, Ltd., A Shares	2,000	57,584
ANTA Sports Products, Ltd.	152,000	3,311,406
Avary Holding Shenzhen Company, Ltd., A Shares	13,600	77,666
Baidu, Inc., ADR (A)	35,073	5,752,323
Bank of China, Ltd., H Shares	7,948,000	2,761,427
Bank of Communications Company, Ltd., H Shares	3,066,000	1,775,401
Bank of Hangzhou Company, Ltd., A Shares	32,200	60,347
Bank of Ningbo Company, Ltd., A Shares	74,841	375,579
Bank of Shanghai Company, Ltd., A Shares	69,500	76,967
Baoshan Iron & Steel Company, Ltd., A Shares	169,500	207,927
BeiGene, Ltd., ADR (A)	2,894	916,211
Beijing Oriental Yuhong Waterproof Technology Company, Ltd., A Shares	13,700	107,965
BOE Technology Group Company, Ltd., A Shares	384,900	342,197
BYD Company, Ltd., H Shares	86,500	2,660,271
CanSino Biologics, Inc., H Shares (A)(B)(C)	3,000	127,007
Changchun High & New Technology Industry Group, Inc., A Shares	2,800	132,604
China CITIC Bank Corp., Ltd., H Shares	1,840,000	823,965
China Construction Bank Corp., H Shares	8,516,000	5,939,459
China Everbright Bank Company, Ltd., H Shares	448,000	152,769
China Feihe, Ltd. (B)	346,000	664,289
China International Capital Corp., Ltd., H Shares (B)	252,400	580,723
China Life Insurance Company, Ltd., H Shares	878,000	1,466,497
China Merchants Bank Company, Ltd., H Shares	622,500	4,742,125
China Merchants Securities Company, Ltd., H Shares (B)	136,940	186,435
China Merchants Shekou Industrial Zone Holdings Company, Ltd., A Shares	30,000	43,492
China Minsheng Banking Corp., Ltd., H Shares (C)	1,044,000	424,521
China Molybdenum Company, Ltd., H Shares	399,000	291,631
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	13

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
China Pacific Insurance Group Company, Ltd., H Shares	576,200	$1,623,788
China Petroleum & Chemical Corp., H Shares	3,042,000	1,393,545
China Shenhua Energy Company, Ltd., H Shares	719,500	1,361,006
China Tourism Group Duty Free Corp., Ltd., A Shares	8,400	313,554
China Vanke Company, Ltd., H Shares	428,700	1,117,096
Chongqing Zhifei Biological Products Company, Ltd., A Shares	10,800	264,116
CITIC Securities Company, Ltd., H Shares	339,000	754,671
Contemporary Amperex Technology Company, Ltd., A Shares	9,600	818,401
COSCO SHIPPING Holdings Company, Ltd., H Shares (A)(C)	655,199	986,441
Country Garden Holdings Company, Ltd.	1,830,222	1,789,902
Country Garden Services Holdings Company, Ltd.	191,000	1,549,638
CSC Financial Company, Ltd., H Shares (B)	161,500	159,189
CSPC Pharmaceutical Group, Ltd.	1,313,840	1,771,804
East Money Information Company, Ltd., A Shares	38,560	185,445
ENN Energy Holdings, Ltd.	158,100	3,305,957
Eve Energy Company, Ltd., A Shares	11,500	200,368
Focus Media Information Technology Company, Ltd., A Shares	88,200	102,458
Fuyao Glass Industry Group Company, Ltd. , H Shares (B)	88,800	564,484
Ganfeng Lithium Company, Ltd., H Shares (B)	8,600	184,479
Gaotu Techedu, Inc., ADR (A)(C)	7,391	23,577
GDS Holdings, Ltd., ADR (A)	7,123	419,972
GF Securities Company, Ltd., H Shares	197,600	280,716
GoerTek, Inc., A Shares	39,700	234,340
Great Wall Motor Company, Ltd., H Shares	670,500	3,222,562
Guangdong Haid Group Company, Ltd., A Shares	10,100	98,242
Guotai Junan Securities Company, Ltd., H Shares (B)	145,600	183,049
Haier Smart Home Company, Ltd., H Shares	194,000	664,042
Haitong Securities Company, Ltd., H Shares	427,200	351,822
Hangzhou Tigermed Consulting Company, Ltd., A Shares	2,400	58,585
Hansoh Pharmaceutical Group Company, Ltd. (B)	114,000	408,547
Henan Shuanghui Investment & Development Company, Ltd., A Shares	15,400	61,254
Hengli Petrochemical Company, Ltd., A Shares	63,900	288,902
HengTen Networks Group, Ltd. (A)(C)	176,000	77,455
Huatai Securities Company, Ltd., H Shares (B)	230,600	305,639
Huazhu Group, Ltd., ADR (A)	9,261	416,560
Iflytek Company, Ltd., A Shares	13,300	120,716
Industrial & Commercial Bank of China, Ltd., H Shares	7,957,000	4,423,286
Industrial Bank Company, Ltd., A Shares	151,700	415,182
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
Inner Mongolia Yili Industrial Group Company, Ltd., A Shares	43,300	$223,934
Innovent Biologics, Inc. (A)(B)	50,500	514,994
iQIYI, Inc., ADR (A)	33,959	378,982
JD.com, Inc., ADR (A)	49,762	3,527,131
Jiangsu Hengli Hydraulic Company, Ltd., A Shares	5,100	77,223
Jiangsu Hengrui Medicine Company, Ltd., A Shares	32,151	270,801
Jiangsu Yanghe Brewery Joint-Stock Company, Ltd., A Shares	9,090	229,478
KE Holdings, Inc., ADR (A)	10,626	233,666
Kweichow Moutai Company, Ltd., A Shares	5,800	1,508,316
Lenovo Group, Ltd.	1,100,000	1,024,810
Lens Technology Company, Ltd., A Shares	58,800	231,236
Li Auto, Inc., ADR (A)	17,641	589,033
Li Ning Company, Ltd.	132,500	1,396,406
Longfor Group Holdings, Ltd. (B)	337,500	1,574,323
LONGi Green Energy Technology Company, Ltd., A Shares	37,940	504,903
Luxshare Precision Industry Company, Ltd., A Shares	46,900	268,631
Luzhou Laojiao Company, Ltd., A Shares	10,900	288,864
Mango Excellent Media Company, Ltd., A Shares	11,015	93,988
Meituan, Class B (A)(B)	164,100	4,540,032
Midea Group Company, Ltd., A Shares	52,400	515,454
Muyuan Foods Company, Ltd., A Shares	36,560	239,362
NARI Technology Company, Ltd., A Shares	51,600	250,635
NetEase, Inc., ADR	80,590	8,237,104
New China Life Insurance Company, Ltd., H Shares	168,000	459,389
New Hope Liuhe Company, Ltd., A Shares (A)	38,100	67,333
New Oriental Education & Technology Group, Inc., ADR (A)	135,078	293,119
NIO, Inc., ADR (A)	102,017	4,558,120
Pharmaron Beijing Company, Ltd., H Shares (B)	13,300	291,117
PICC Property & Casualty Company, Ltd., H Shares	1,004,000	811,344
Pinduoduo, Inc., ADR (A)	21,742	1,991,785
Ping An Bank Company, Ltd., A Shares	165,100	452,367
Ping An Healthcare and Technology Company, Ltd. (A)(B)(C)	33,900	316,264
Ping An Insurance Group Company of China, Ltd., H Shares	849,000	7,445,356
Poly Developments and Holdings Group Company, Ltd., A Shares (A)	148,600	230,393
Pop Mart International Group, Ltd. (A)(B)(C)	31,600	231,372
Postal Savings Bank of China Company, Ltd., H Shares (B)	994,000	642,099
RLX Technology, Inc., ADR (A)(C)	3,144	13,708
Rongsheng Petrochemical Company, Ltd., A Shares	55,850	160,899
Sanan Optoelectronics Company, Ltd., A Shares	31,400	207,086
14	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
Sangfor Technologies, Inc., A Shares	1,500	$56,224
Sany Heavy Industry Company, Ltd., A Shares	71,400	274,484
Seazen Holdings Company, Ltd., A Shares	21,400	104,973
SF Holding Company, Ltd., A Shares	22,500	205,996
Shaanxi Coal Industry Company, Ltd., A Shares	69,100	119,549
Shandong Gold Mining Company, Ltd., H Shares (B)(C)	67,470	119,465
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	71,500	654,165
Shanghai International Airport Company, Ltd., A Shares	17,300	103,297
Shanxi Xinghuacun Fen Wine Factory Company, Ltd., A Shares	6,945	307,648
Shenwan Hongyuan Group Company, Ltd., H Shares (B)	170,400	42,977
Shenzhen Inovance Technology Company, Ltd., A Shares	14,550	175,466
Shenzhen Kangtai Biological Products Company, Ltd., A Shares	3,000	59,012
Shenzhen Mindray Bio-Medical Electronics Company, Ltd., A Shares	5,100	308,348
Shenzhou International Group Holdings, Ltd.	126,700	2,797,730
Silergy Corp.	6,000	807,795
Smoore International Holdings, Ltd. (B)	167,000	717,753
Sunac China Holdings, Ltd.	570,000	1,477,957
Sungrow Power Supply Company, Ltd., A Shares	10,300	267,698
Sunny Optical Technology Group Company, Ltd.	91,500	2,769,302
TAL Education Group, ADR (A)	31,777	192,886
TCL Technology Group Corp., A Shares	75,100	85,961
Tencent Holdings, Ltd.	328,500	20,248,015
Tencent Music Entertainment Group, ADR (A)	28,625	302,566
The People’s Insurance Company Group of China, Ltd., H Shares	1,027,000	318,493
Tongwei Company, Ltd., A Shares	33,200	222,249
Trip.com Group, Ltd., ADR (A)	53,911	1,397,912
Vipshop Holdings, Ltd., ADR (A)	38,376	638,193
Wanhua Chemical Group Company, Ltd., A Shares	31,400	553,073
Weichai Power Company, Ltd., H Shares	536,000	1,172,534
Will Semiconductor Company, Ltd., A Shares	5,500	257,345
Wingtech Technology Company, Ltd., A Shares	2,700	45,717
Wuliangye Yibin Company, Ltd., A Shares	21,100	721,439
WuXi AppTec Company, Ltd., H Shares (B)	30,280	669,408
WuXi Biologics Cayman, Inc. (A)(B)	216,000	3,293,700
Xinyi Solar Holdings, Ltd.	592,006	1,188,400
XPeng, Inc., ADR (A)(C)	10,896	441,615
Yihai International Holding, Ltd. (A)	44,000	264,695
Yonyou Network Technology Company, Ltd., A Shares	13,800	76,521
Yum China Holdings, Inc.	89,620	5,573,468
Yunnan Baiyao Group Company, Ltd., A Shares	7,000	107,315
Yunnan Energy New Material Company, Ltd., A Shares	2,800	107,576
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
Zhangzhou Pientzehuang Pharmaceutical Company, Ltd., A Shares	4,400	$249,431
Zhejiang Huayou Cobalt Company, Ltd., A Shares	5,500	111,596
Zhejiang NHU Company, Ltd., A Shares	28,240	113,156
Zijin Mining Group Company, Ltd., H Shares	1,156,000	1,639,273
Zoomlion Heavy Industry Science and Technology Company, Ltd., H Shares	162,000	139,253
ZTO Express Cayman, Inc., ADR	99,093	2,681,457
Hong Kong - 2.3%		15,765,044
Alibaba Health Information Technology, Ltd. (A)	372,000	578,258
China Gas Holdings, Ltd.	428,400	1,323,039
China Mengniu Dairy Company, Ltd. (A)	616,000	3,341,106
China Resources Beer Holdings Company, Ltd.	248,000	1,855,724
China Resources Land, Ltd.	692,000	2,315,215
Futu Holdings, Ltd., ADR (A)	2,326	238,322
Geely Automobile Holdings, Ltd.	1,280,000	4,274,243
Sino Biopharmaceutical, Ltd.	2,165,500	1,839,137
India - 15.2%		106,324,444
ABB India, Ltd.	2,750	62,611
ACC, Ltd.	14,315	460,815
Adani Enterprises, Ltd.	18,612	356,671
Adani Green Energy, Ltd. (A)	22,513	265,927
Adani Ports & Special Economic Zone, Ltd.	66,411	602,398
Adani Total Gas, Ltd.	19,405	235,747
Adani Transmission, Ltd. (A)	24,695	295,700
Alkem Laboratories, Ltd.	2,531	117,746
Ambuja Cements, Ltd.	120,426	666,741
Apollo Hospitals Enterprise, Ltd.	10,377	562,337
Ashok Leyland, Ltd. (A)	146,937	261,629
Asian Paints, Ltd.	43,112	1,712,488
AU Small Finance Bank, Ltd. (A)(B)	13,045	212,307
Aurobindo Pharma, Ltd.	62,706	773,555
Avenue Supermarts, Ltd. (A)(B)	9,092	427,751
Axis Bank, Ltd. (A)	238,760	2,276,105
Bajaj Auto, Ltd.	6,884	355,509
Bajaj Finance, Ltd.	16,439	1,376,699
Bajaj Finserv, Ltd.	5,331	1,020,136
Bajaj Holdings & Investment, Ltd.	4,421	238,650
Bandhan Bank, Ltd. (B)	126,555	495,744
Bank of Baroda (A)	91,113	98,563
Berger Paints India, Ltd.	31,719	360,177
Bharat Electronics, Ltd.	195,037	483,563
Bharat Petroleum Corp., Ltd.	213,041	1,275,841
Bharti Airtel, Ltd.	284,382	2,158,231
Biocon, Ltd. (A)	27,861	144,687
Bosch, Ltd.	726	145,756
Britannia Industries, Ltd.	12,783	588,355
Cadila Healthcare, Ltd.	46,486	366,503
Cholamandalam Investment and Finance Company, Ltd.	38,234	244,052
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	15

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
India (continued)
Cipla, Ltd. (A)	93,670	$1,158,744
Coal India, Ltd.	125,633	243,196
Colgate-Palmolive India, Ltd.	15,271	349,479
Container Corp. of India, Ltd.	25,323	219,133
Dabur India, Ltd.	91,783	742,318
Divi’s Laboratories, Ltd. (A)	13,908	914,575
DLF, Ltd.	77,010	349,373
Dr. Reddy’s Laboratories, Ltd.	11,456	725,246
Eicher Motors, Ltd. (A)	13,534	460,391
GAIL India, Ltd.	231,610	435,737
Godrej Consumer Products, Ltd. (A)	63,669	848,963
Godrej Properties, Ltd. (A)	5,159	111,548
Grasim Industries, Ltd.	41,928	876,620
Gujarat Gas, Ltd.	15,487	149,480
Havells India, Ltd.	36,119	569,002
HCL Technologies, Ltd.	147,515	2,026,535
HDFC Asset Management Company, Ltd. (B)	4,845	186,013
HDFC Bank, Ltd.	332,962	6,376,011
HDFC Life Insurance Company, Ltd. (B)	49,934	446,027
Hero MotoCorp., Ltd.	24,290	904,490
Hindalco Industries, Ltd.	170,513	1,026,080
Hindustan Aeronautics, Ltd.	15,786	236,763
Hindustan Petroleum Corp., Ltd.	159,776	561,572
Hindustan Unilever, Ltd.	87,046	2,736,308
Honeywell Automation India, Ltd.	191	109,559
Housing Development Finance Corp., Ltd.	165,221	5,423,108
ICICI Bank, Ltd.	421,413	3,863,590
ICICI Lombard General Insurance Company, Ltd. (B)	21,436	425,422
ICICI Prudential Life Insurance Company, Ltd. (B)	24,530	208,348
IDFC First Bank, Ltd. (A)	199,033	139,081
Indian Oil Corp., Ltd.	443,924	616,835
Indraprastha Gas, Ltd.	8,974	67,466
Indus Towers, Ltd.	193,272	579,180
Info Edge India, Ltd.	4,599	321,494
Infosys, Ltd.	320,021	6,931,316
InterGlobe Aviation, Ltd. (A)(B)	6,071	134,775
ITC, Ltd.	407,780	1,123,635
Jindal Steel & Power, Ltd. (A)	41,615	241,503
JSW Steel, Ltd.	264,584	2,622,018
Jubilant Foodworks, Ltd. (A)	5,985	303,368
Kansai Nerolac Paints, Ltd.	11,158	94,014
Kotak Mahindra Bank, Ltd. (A)	57,170	1,272,775
Larsen & Toubro Infotech, Ltd. (B)	4,712	297,572
Larsen & Toubro, Ltd.	54,200	1,166,777
Lupin, Ltd.	27,925	416,539
Mahindra & Mahindra, Ltd.	110,490	1,105,791
Marico, Ltd.	73,528	540,480
Maruti Suzuki India, Ltd.	9,660	907,909
Motherson Sumi Systems, Ltd. (A)	174,052	547,779
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
India (continued)
MRF, Ltd.	198	$213,156
Muthoot Finance, Ltd.	22,323	466,469
Nestle India, Ltd.	3,676	876,332
NMDC, Ltd.	125,297	305,097
NTPC, Ltd.	885,161	1,415,496
Oil & Natural Gas Corp., Ltd.	458,560	713,583
Petronet LNG, Ltd.	157,819	465,409
PI Industries, Ltd.	4,007	159,171
Pidilite Industries, Ltd.	17,613	541,065
Piramal Enterprises, Ltd.	14,613	456,368
Power Finance Corp., Ltd.	216,292	377,853
Power Grid Corp. of India, Ltd.	523,868	1,203,809
Power Grid Corp. of India, Ltd., Bonus Shares (A)	172,449	396,274
Procter & Gamble Hygiene & Health Care, Ltd.	1,297	221,352
Punjab National Bank (A)	192,006	101,660
Reliance Industries, Ltd.	267,230	7,315,024
SBI Life Insurance Company, Ltd. (B)	24,156	360,660
Shree Cement, Ltd.	1,229	466,563
Shriram Transport Finance Company, Ltd.	18,767	352,365
Siemens, Ltd.	8,362	219,048
State Bank of India	218,420	1,268,577
Sun Pharmaceutical Industries, Ltd.	124,767	1,296,963
Tata Consultancy Services, Ltd.	87,705	3,733,429
Tata Consumer Products, Ltd.	60,955	618,437
Tata Motors, Ltd. (A)	261,605	1,034,960
Tata Steel, Ltd.	81,000	1,562,256
Tech Mahindra, Ltd.	124,765	2,024,843
Titan Company, Ltd.	47,728	1,103,808
Torrent Pharmaceuticals, Ltd.	5,899	243,760
UltraTech Cement, Ltd.	11,846	1,214,615
United Breweries, Ltd.	6,660	127,745
United Spirits, Ltd. (A)	27,620	238,286
UPL, Ltd.	112,671	1,218,842
Vedanta, Ltd.	349,378	1,415,306
Vodafone Idea, Ltd. (A)	643,280	71,749
Voltas, Ltd.	12,392	176,517
Wipro, Ltd.	201,961	1,590,665
Indonesia - 1.6%		10,980,947
Aneka Tambang Tbk	520,400	90,676
Astra International Tbk PT	2,424,100	791,132
Bank Central Asia Tbk PT	887,100	1,830,938
Bank Mandiri Persero Tbk PT	2,162,600	852,330
Bank Negara Indonesia Persero Tbk PT	1,260,700	416,674
Bank Rakyat Indonesia Persero Tbk PT	6,391,700	1,639,634
Bank Syariah Indonesia Tbk PT (A)	914,900	166,374
Barito Pacific Tbk PT	2,528,100	169,560
Charoen Pokphand Indonesia Tbk PT	1,179,200	499,402
Elang Mahkota Teknologi Tbk PT (A)	1,062,600	202,050
Gudang Garam Tbk PT	93,800	212,732
16	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Indonesia (continued)
Indah Kiat Pulp & Paper Tbk PT	261,800	$123,094
Indocement Tunggal Prakarsa Tbk PT	215,300	131,004
Indofood CBP Sukses Makmur Tbk PT (A)	332,000	186,517
Indofood Sukses Makmur Tbk PT (A)	793,400	333,269
Kalbe Farma Tbk PT	3,007,600	262,028
Mayora Indah Tbk PT	649,800	98,846
Merdeka Copper Gold Tbk PT (A)	1,059,300	216,804
Sarana Menara Nusantara Tbk PT	2,680,900	271,566
Semen Indonesia Persero Tbk PT	484,300	257,847
Telkom Indonesia Persero Tbk PT	7,173,400	1,607,040
United Tractors Tbk PT	382,800	517,458
Vale Indonesia Tbk PT	273,400	103,972
Malaysia - 1.7%		12,251,040
Axiata Group BHD	347,795	307,411
CIMB Group Holdings BHD	607,316	640,416
Dialog Group BHD	415,800	270,960
DiGi.Com BHD	334,200	328,656
Fraser & Neave Holdings BHD	10,900	64,057
Genting BHD	356,900	398,341
Genting Malaysia BHD	418,800	273,907
HAP Seng Consolidated BHD	65,900	120,244
Hartalega Holdings BHD	219,100	365,513
Hong Leong Bank BHD	71,000	302,844
Hong Leong Financial Group BHD	43,200	176,485
IHH Healthcare BHD	204,400	273,179
IOI Corp. BHD	209,200	180,943
KLCCP Stapled Group	31,600	50,021
Kuala Lumpur Kepong BHD	43,375	190,357
Malayan Banking BHD	618,608	1,174,182
Maxis BHD	222,300	224,407
MISC BHD	159,200	252,758
Nestle Malaysia BHD	5,700	179,645
Petronas Chemicals Group BHD	154,200	293,784
Petronas Dagangan BHD	50,200	218,882
Petronas Gas BHD	65,100	235,100
PPB Group BHD	91,800	393,739
Press Metal Aluminium Holdings BHD	408,400	466,466
Public Bank BHD	1,937,900	1,827,688
RHB Bank BHD	299,996	363,265
Sime Darby BHD	455,700	232,169
Sime Darby Plantation BHD	219,838	177,121
Supermax Corp. BHD	65,764	50,959
Telekom Malaysia BHD	208,600	293,622
Tenaga Nasional BHD	561,900	1,283,582
Top Glove Corp. BHD	514,000	484,768
Westports Holdings BHD	161,700	155,569
Mexico - 2.5%		17,341,167
America Movil SAB de CV, Series L	2,762,288	2,315,874
Arca Continental SAB de CV	57,064	349,088
Cemex SAB de CV (A)	2,269,488	1,851,291
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Mexico (continued)
Coca-Cola Femsa SAB de CV	64,072	$362,955
El Puerto de Liverpool SAB de CV, Series C1	21,256	100,931
Fibra Uno Administracion SA de CV	254,840	277,944
Fomento Economico Mexicano SAB de CV	147,448	1,288,235
Gruma SAB de CV, Class B	23,395	252,828
Grupo Aeroportuario del Pacifico SAB de CV, Series B (A)	50,328	577,063
Grupo Aeroportuario del Sureste SAB de CV, Series B (A)	22,209	402,791
Grupo Bimbo SAB de CV, Series A	291,100	670,162
Grupo Carso SAB de CV, Series A1	54,204	176,154
Grupo Elektra SAB de CV	4,041	328,583
Grupo Financiero Banorte SAB de CV, Series O	279,704	1,813,756
Grupo Financiero Inbursa SAB de CV, Series O (A)	405,640	391,557
Grupo Mexico SAB de CV, Series B	482,208	2,213,939
Grupo Televisa SAB	370,552	1,006,262
Industrias Penoles SAB de CV (A)	15,443	217,001
Kimberly-Clark de Mexico SAB de CV, Class A	161,100	261,855
Orbia Advance Corp. SAB de CV	193,600	528,855
Wal-Mart de Mexico SAB de CV	591,740	1,954,043
Philippines - 0.9%		6,489,376
Aboitiz Equity Ventures, Inc.	273,410	205,666
Aboitiz Power Corp.	437,200	202,922
Ayala Corp.	29,600	432,290
Ayala Land, Inc.	771,600	504,778
Bank of the Philippine Islands	388,380	625,479
BDO Unibank, Inc.	269,590	550,129
Globe Telecom, Inc.	5,165	192,196
International Container Terminal Services, Inc.	142,820	444,303
JG Summit Holdings, Inc.	362,073	405,643
Jollibee Foods Corp.	41,810	158,926
Manila Electric Company	45,960	243,661
Metropolitan Bank & Trust Company	333,252	286,683
PLDT, Inc.	18,395	450,813
San Miguel Corp.	73,439	152,799
SM Investments Corp.	31,495	573,696
SM Prime Holdings, Inc.	1,106,200	696,009
Universal Robina Corp.	143,360	363,383
Poland - 1.0%		6,853,703
Allegro.eu SA (A)(B)	22,661	389,068
Bank Polska Kasa Opieki SA (A)	20,118	491,826
CD Projekt SA	5,845	280,473
Cyfrowy Polsat SA	50,112	444,636
Dino Polska SA (A)(B)	5,841	467,741
ING Bank Slaski SA (A)	4,044	200,627
KGHM Polska Miedz SA	17,380	878,491
LPP SA	184	661,453
PGE Polska Grupa Energetyczna SA (A)	117,654	265,260
Polski Koncern Naftowy ORLEN SA	48,679	922,258
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	17

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Poland (continued)
Polskie Gornictwo Naftowe i Gazownictwo SA	237,611	$387,959
Powszechna Kasa Oszczednosci Bank Polski SA (A)	85,390	839,273
Powszechny Zaklad Ubezpieczen SA (A)	40,673	397,227
Santander Bank Polska SA (A)	3,416	227,411
Russia - 2.9%		20,564,183
Gazprom PJSC, ADR	3,965	30,927
Gazprom PJSC, ADR (London Stock Exchange)	584,981	4,553,492
Lukoil PJSC, ADR	173	14,859
Lukoil PJSC, ADR (London Stock Exchange)	57,885	4,960,745
MMC Norilsk Nickel PJSC, ADR	431	14,870
MMC Norilsk Nickel PJSC, ADR (London Stock Exchange)	101,758	3,516,756
Novatek PJSC, GDR	70	15,750
Novatek PJSC, GDR (London Stock Exchange)	5,904	1,314,230
Polyus PJSC, GDR	6,854	660,040
Polyus PJSC, GDR (London Stock Exchange)	30	2,889
Rosneft Oil Company PJSC, GDR	2,005	14,035
Rosneft Oil Company PJSC, GDR (London Stock Exchange)	147,478	1,085,143
Sberbank of Russia PJSC, ADR	920	15,300
Sberbank of Russia PJSC, ADR (London Stock Exchange)	262,171	4,365,147
Saudi Arabia - 2.3%		15,858,709
Al Rajhi Bank	96,384	2,852,662
Alinma Bank	77,260	447,030
Almarai Company JSC	20,146	315,318
Bank AlBilad (A)	23,780	232,702
Banque Saudi Fransi	36,729	361,864
Bupa Arabia for Cooperative Insurance Company	2,061	75,837
Dr Sulaiman Al Habib Medical Services Group Company	7,949	363,284
Etihad Etisalat Company	54,419	466,502
Jarir Marketing Company	6,348	340,555
National Petrochemical Company	6,219	76,942
Riyad Bank	72,675	507,702
SABIC Agri-Nutrients Company	26,028	892,492
Saudi Arabian Mining Company (A)	35,011	652,535
Saudi Basic Industries Corp.	69,645	2,246,972
Saudi Electricity Company	94,208	650,594
Saudi Kayan Petrochemical Company (A)	72,372	373,593
Saudi Telecom Company	46,978	1,678,501
The Saudi National Bank	187,507	2,749,809
The Savola Group	21,006	240,283
Yanbu National Petrochemical Company	18,261	333,532
South Africa - 4.5%		31,844,076
Absa Group, Ltd. (A)	120,623	1,124,949
African Rainbow Minerals, Ltd.	12,509	255,623
Anglo American Platinum, Ltd.	6,132	803,734
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
South Africa (continued)
AngloGold Ashanti, Ltd.	64,965	$1,302,164
Aspen Pharmacare Holdings, Ltd. (A)	36,957	456,179
Bid Corp., Ltd. (A)	63,193	1,389,198
Capitec Bank Holdings, Ltd.	11,162	1,241,240
Clicks Group, Ltd.	30,853	559,071
Discovery, Ltd. (A)	110,547	888,683
Exxaro Resources, Ltd.	32,378	401,296
FirstRand, Ltd.	713,665	2,651,958
Gold Fields, Ltd.	168,596	1,651,990
Impala Platinum Holdings, Ltd.	106,010	1,913,198
Kumba Iron Ore, Ltd.	6,485	344,905
MTN Group, Ltd. (A)	372,131	2,681,455
Naspers, Ltd., N Shares	24,589	4,743,410
Nedbank Group, Ltd. (A)	66,964	774,981
Northam Platinum, Ltd. (A)	37,860	597,996
Old Mutual, Ltd. (C)	632,427	556,154
Sanlam, Ltd.	407,506	1,612,335
Sasol, Ltd. (A)	65,206	976,970
Shoprite Holdings, Ltd.	69,132	758,012
Sibanye Stillwater, Ltd.	234,797	1,023,854
Standard Bank Group, Ltd.	258,028	2,179,226
Vodacom Group, Ltd.	106,994	955,495
South Korea - 13.9%		97,420,039
Alteogen, Inc. (A)	1,606	111,697
Amorepacific Corp.	2,432	468,323
AMOREPACIFIC Group	3,320	166,253
Celltrion Healthcare Company, Ltd. (A)	5,726	534,642
Celltrion Pharm, Inc. (A)	805	97,279
Celltrion, Inc. (A)	8,615	1,898,633
CJ CheilJedang Corp.	1,585	644,886
CJ Logistics Corp. (A)	614	93,948
Coway Company, Ltd.	9,600	716,088
E-MART, Inc.	3,179	465,691
GS Holdings Corp.	8,408	312,856
Hana Financial Group, Inc.	46,257	1,747,330
Hanjin Kal Corp. (A)	1,396	78,887
Hankook Tire & Technology Company, Ltd.	14,610	614,122
Hanmi Pharm Company, Ltd.	639	177,770
Hanon Systems	22,061	299,197
Hanwha Solutions Corp. (A)	16,234	551,836
HLB, Inc. (A)	2,585	81,017
HMM Company, Ltd. (A)(C)	22,407	779,205
Hyundai Engineering & Construction Company, Ltd.	11,683	555,584
Hyundai Glovis Company, Ltd.	3,960	669,611
Hyundai Heavy Industries Holdings Company, Ltd.	7,270	432,945
Hyundai Mobis Company, Ltd.	7,135	1,653,099
Hyundai Motor Company	15,100	2,861,813
Hyundai Steel Company	12,174	571,524
Industrial Bank of Korea	49,364	442,034
18	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
South Korea (continued)
Kakao Corp.	19,433	$2,483,504
Kangwon Land, Inc. (A)	9,786	220,350
KB Financial Group, Inc.	50,511	2,252,740
Kia Corp.	31,111	2,261,143
Korea Electric Power Corp.	38,359	830,375
Korea Investment Holdings Company, Ltd.	5,454	454,717
Korea Shipbuilding & Offshore Engineering Company, Ltd. (A)	6,378	723,607
Korea Zinc Company, Ltd.	1,578	750,416
Korean Air Lines Company, Ltd. (A)	8,529	221,706
KT&G Corp.	11,103	794,416
Kumho Petrochemical Company, Ltd.	865	153,034
LG Chem, Ltd.	2,856	2,090,634
LG Corp.	20,391	1,669,926
LG Display Company, Ltd. (A)(C)	40,490	776,183
LG Electronics, Inc.	28,787	3,941,711
LG Household & Health Care, Ltd.	1,123	1,424,436
LG Innotek Company, Ltd.	1,349	266,223
LG Uplus Corp.	63,555	803,934
Lotte Chemical Corp.	2,905	655,377
Lotte Corp.	6,786	222,709
LX Holdings Corp. (A)	9,892	89,869
Mirae Asset Securities Company, Ltd.	55,770	432,972
NAVER Corp.	8,578	3,232,830
NCSoft Corp.	1,936	1,386,885
Netmarble Corp. (B)	2,634	317,156
Orion Corp.	2,913	297,568
POSCO	9,413	2,999,230
POSCO Chemical Company, Ltd.	1,876	251,166
S-1 Corp.	2,490	174,479
Samsung Biologics Company, Ltd. (A)(B)	865	669,289
Samsung C&T Corp.	10,444	1,284,787
Samsung Card Company, Ltd.	4,086	124,329
Samsung Electro-Mechanics Company, Ltd.	6,813	1,137,228
Samsung Electronics Company, Ltd.	394,003	26,889,142
Samsung Fire & Marine Insurance Company, Ltd.	5,641	1,051,940
Samsung Heavy Industries Company, Ltd. (A)(D)	75,782	430,875
Samsung Life Insurance Company, Ltd.	12,806	839,446
Samsung SDI Company, Ltd.	3,695	2,380,348
Samsung SDS Company, Ltd.	3,447	546,905
Seegene, Inc. (C)	3,990	242,817
Shin Poong Pharmaceutical Company, Ltd.	1,037	57,158
Shinhan Financial Group Company, Ltd.	61,979	2,109,522
SK Biopharmaceuticals Company, Ltd. (A)	1,104	114,215
SK Hynix, Inc.	49,917	4,882,123
SK Innovation Company, Ltd. (A)	8,406	1,848,918
SK Telecom Company, Ltd.	4,781	1,251,103
SK, Inc.	4,604	1,072,699
S-Oil Corp.	4,895	418,325
Woori Financial Group, Inc.	73,485	693,164
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
South Korea (continued)
Yuhan Corp.	3,177	$170,140
Taiwan - 16.2%		113,837,851
Accton Technology Corp.	60,000	699,446
Advantech Company, Ltd.	48,989	637,654
ASE Technology Holding Company, Ltd.	613,000	2,685,232
Asia Cement Corp.	430,000	796,496
ASMedia Technology, Inc.	3,000	209,726
Asustek Computer, Inc.	106,000	1,330,449
AU Optronics Corp.	1,434,000	1,058,899
Catcher Technology Company, Ltd.	119,000	787,234
Cathay Financial Holding Company, Ltd.	1,046,359	2,031,729
Chailease Holding Company, Ltd.	240,768	1,993,127
Chang Hwa Commercial Bank, Ltd.	1,055,993	624,948
Cheng Shin Rubber Industry Company, Ltd. (A)	387,000	596,449
China Development Financial Holding Corp.	2,537,000	1,279,160
China Life Insurance Company, Ltd.	629,432	591,956
China Steel Corp. (A)	1,832,000	2,381,305
Chunghwa Telecom Company, Ltd. (A)	341,000	1,402,289
Compal Electronics, Inc.	708,000	546,855
CTBC Financial Holding Company, Ltd.	2,401,000	1,961,840
Delta Electronics, Inc.	224,000	2,298,874
E.Sun Financial Holding Company, Ltd. (A)	1,611,328	1,526,916
Eclat Textile Company, Ltd.	24,000	523,512
Evergreen Marine Corp. Taiwan, Ltd. (A)	282,000	1,331,092
Far Eastern New Century Corp.	689,000	729,283
Far EasTone Telecommunications Company, Ltd.	288,000	624,094
Feng TAY Enterprise Company, Ltd.	108,680	897,732
First Financial Holding Company, Ltd.	1,760,668	1,432,333
Formosa Chemicals & Fibre Corp.	481,000	1,413,846
Formosa Petrochemical Corp.	195,000	678,473
Formosa Plastics Corp.	496,000	1,770,098
Fubon Financial Holding Company, Ltd.	1,004,000	2,692,652
Globalwafers Company, Ltd.	45,000	1,362,954
Hiwin Technologies Corp.	26,177	299,540
Hon Hai Precision Industry Company, Ltd.	1,157,800	4,554,193
Hotai Motor Company, Ltd.	41,000	865,010
Hua Nan Financial Holdings Company, Ltd.	1,767,360	1,219,741
Innolux Corp.	1,498,000	996,345
Inventec Corp.	445,000	373,154
Largan Precision Company, Ltd.	12,000	1,257,286
Lite-On Technology Corp.	407,000	932,905
MediaTek, Inc.	186,000	6,052,566
Mega Financial Holding Company, Ltd.	1,332,000	1,576,585
Micro-Star International Company, Ltd.	70,000	370,463
momo.com, Inc.	3,600	200,822
Nan Ya Plastics Corp.	705,000	2,193,277
Nan Ya Printed Circuit Board Corp.	22,000	312,319
Nanya Technology Corp.	186,000	480,880
Novatek Microelectronics Corp. (A)	79,000	1,443,554
Oneness Biotech Company, Ltd. (A)	14,000	96,621
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	19

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Taiwan (continued)
Pegatron Corp.	381,000	$916,907
Pou Chen Corp.	457,000	576,868
President Chain Store Corp.	89,000	892,705
Quanta Computer, Inc.	386,000	1,066,969
Realtek Semiconductor Corp.	56,000	1,177,472
Shin Kong Financial Holding Company, Ltd.	2,268,535	743,875
SinoPac Financial Holdings Company, Ltd.	1,941,000	975,185
Taishin Financial Holding Company, Ltd.	2,117,562	1,283,486
Taiwan Cement Corp.	794,164	1,493,761
Taiwan Cooperative Financial Holding Company, Ltd.	1,589,803	1,242,167
Taiwan High Speed Rail Corp.	315,000	341,865
Taiwan Mobile Company, Ltd. (A)	205,000	762,382
Taiwan Semiconductor Manufacturing Company, Ltd.	1,332,000	27,625,961
Unimicron Technology Corp. (A)	132,000	689,147
Uni-President Enterprises Corp.	776,000	2,031,225
United Microelectronics Corp.	2,044,000	4,224,681
Vanguard International Semiconductor Corp. (A)	145,000	598,874
Walsin Technology Corp.	42,000	300,375
Win Semiconductors Corp.	47,000	581,513
Winbond Electronics Corp.	304,000	371,779
Wiwynn Corp.	17,000	569,605
Yageo Corp.	48,000	961,202
Yuanta Financial Holding Company, Ltd.	2,136,360	1,940,409
Zhen Ding Technology Holding, Ltd.	93,000	347,524
Thailand - 1.7%		12,197,056
Advanced Info Service PCL, NVDR	129,100	705,057
Airports of Thailand PCL, NVDR	276,600	475,482
B Grimm Power PCL, NVDR	71,100	85,448
Bangkok Bank PCL, NVDR	59,500	185,556
Bangkok Dusit Medical Services PCL, NVDR	337,900	231,315
Bangkok Expressway & Metro PCL, NVDR	731,800	170,328
Bank of Ayudhya PCL, NVDR	99,100	85,178
Berli Jucker PCL, NVDR	177,100	183,202
BTS Group Holdings PCL, NVDR	873,300	225,848
Bumrungrad Hospital PCL, NVDR	38,700	141,295
Carabao Group PCL, NVDR	30,400	134,114
Central Pattana PCL, NVDR	142,000	203,058
Central Retail Corp. PCL, NVDR	191,700	180,808
Charoen Pokphand Foods PCL, NVDR	730,300	577,707
CP ALL PCL, NVDR	491,900	883,003
Delta Electronics Thailand PCL, NVDR	36,000	639,659
Electricity Generating PCL, NVDR	35,700	185,737
Energy Absolute PCL, NVDR	219,600	397,542
Global Power Synergy PCL, NVDR	99,286	231,846
Gulf Energy Development PCL, NVDR	326,840	333,130
Home Product Center PCL, NVDR	465,300	188,286
Indorama Ventures PCL, NVDR	238,300	262,824
Intouch Holdings PCL, NVDR	106,500	208,998
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Thailand (continued)
Kasikornbank PCL, NVDR	68,200	$213,725
Krung Thai Bank PCL, NVDR	537,400	165,140
Krungthai Card PCL, NVDR	89,200	167,585
Land & Houses PCL, NVDR	472,900	112,227
Minor International PCL, NVDR (A)	311,229	281,709
Muangthai Capital PCL, NVDR	79,500	144,523
Osotspa PCL, NVDR	96,600	103,602
PTT Exploration & Production PCL, NVDR	301,500	944,839
PTT Global Chemical PCL, NVDR	193,400	333,930
PTT PCL, NVDR	1,031,100	1,090,157
Thai Beverage PCL	1,137,500	546,027
Thai Oil PCL, NVDR	140,500	188,089
The Siam Cement PCL, NVDR	35,600	448,419
The Siam Commercial Bank PCL, NVDR	95,400	271,390
TMBThanachart Bank PCL, NVDR	2,208,689	65,184
True Corp. PCL, NVDR	2,093,400	205,089
Turkey - 0.3%		2,198,263
Akbank T.A.S.	351,948	219,811
Aselsan Elektronik Sanayi Ve Ticaret AS	41,264	75,992
BIM Birlesik Magazalar AS	54,794	412,484
Enka Insaat ve Sanayi AS	151,151	166,191
Eregli Demir ve Celik Fabrikalari TAS	116,618	276,937
Ford Otomotiv Sanayi AS	8,508	174,565
KOC Holding AS	85,749	209,333
Turkcell Iletisim Hizmetleri AS	121,814	222,453
Turkiye Garanti Bankasi AS	247,087	249,962
Turkiye Is Bankasi AS, Class C	171,271	107,171
Turkiye Petrol Rafinerileri AS (A)	7,485	83,364

PREFERRED SECURITIES - 1.4%		$9,612,437
(Cost $12,100,917)
Brazil - 1.3%		9,126,037
Banco Bradesco SA	421,718	1,986,878
Banco Inter SA (B)	55,666	258,155
Braskem SA, A Shares (A)	25,200	282,742
Centrais Eletricas Brasileiras SA, B Shares	29,860	235,244
Gerdau SA	127,300	761,757
Itau Unibanco Holding SA	342,450	2,015,938
Lojas Americanas SA	84,518	116,421
Petroleo Brasileiro SA	663,500	3,468,902
Chile - 0.1%		486,400

Sociedad Quimica y Minera de Chile SA, B Shares	10,183	486,400

INVESTMENT COMPANIES - 0.0%		$117,915
(Cost $106,272)
South Korea - 0.0%		117,915

Macquarie Korea Infrastructure Fund	11,027	117,915
20	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value

RIGHTS - 0.0%		$84
(Cost $0)
Macquarie Korea Infrastructure Fund (Expiration Date: 8-5-21; Strike Price: KRW 12,050.00) (A)	967	$84

WARRANTS - 0.0%		$2,700
(Cost $0)
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (A)	9,807	1,146
Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (A)	10,822	1,554

SHORT-TERM INVESTMENTS - 0.1%		$1,131,611
(Cost $1,131,582)
Short-term funds - 0.1%		1,131,611
John Hancock Collateral Trust, 0.0455% (E)(F)	12,724	127,328

State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (E)	1,004,283	1,004,283
Total investments (Multifactor Emerging Markets ETF) (Cost $577,172,170) - 100.1%		$702,576,181
Other assets and liabilities, net - (0.1%)		(969,568)
Total net assets - 100.0%		$701,606,613

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Currency Abbreviations
KRW	Korean Won
THB	Thai Bhat

Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 7-31-21. The value of securities on loan amounted to $4,254,847. In addition to the cash collateral invested in John Hancock Collateral Trust, non-cash collateral of $4,505,918 in the form of U.S. Treasuries was pledged to the fund.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	The rate shown is the annualized seven-day yield as of 7-31-21.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
The fund had the following sector composition as a percentage of net assets on 7-31-21:
Financials	21.4%
Information technology	18.9%
Consumer discretionary	13.6%
Materials	11.2%
Communication services	9.5%
Consumer staples	6.6%
Energy	5.9%
MULTIFACTOR EMERGING MARKETS ETF (continued)

Industrials	4.7%
Health care	4.1%
Utilities	2.5%
Real estate	1.6%
TOTAL	100.0%
MULTIFACTOR ENERGY ETF

As of 7-31-21 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.8%		$21,628,334
(Cost $23,827,684)
Energy – 99.8%		21,628,334
Energy equipment and services – 13.5%
Baker Hughes Company	32,058	680,912
Halliburton Company	35,542	735,009
NOV, Inc. (A)	17,025	235,115
Schlumberger NV	44,475	1,282,214
Oil, gas and consumable fuels – 86.3%
APA Corp.	12,953	242,869
Cabot Oil & Gas Corp.	16,679	266,864
Cheniere Energy, Inc. (A)	7,914	672,136
Chevron Corp.	12,419	1,264,378
Cimarex Energy Company	2,253	146,896
ConocoPhillips	23,868	1,338,040
Continental Resources, Inc.	4,622	157,841
Devon Energy Corp.	22,272	575,508
Diamondback Energy, Inc.	7,352	567,060
EOG Resources, Inc.	19,228	1,400,952
EQT Corp. (A)	12,846	236,238
Exxon Mobil Corp.	22,831	1,314,381
Hess Corp.	10,465	799,945
HollyFrontier Corp.	6,686	196,568
Kinder Morgan, Inc.	56,288	978,285
Marathon Oil Corp.	54,240	628,642
Marathon Petroleum Corp.	21,532	1,188,997
New Fortress Energy, Inc.	1,699	51,497
Occidental Petroleum Corp.	31,102	811,762
ONEOK, Inc.	17,344	901,368
Ovintiv, Inc.	14,718	377,664
Phillips 66	9,968	731,950
Pioneer Natural Resources Company	6,264	910,598
Targa Resources Corp.	9,280	390,781
Texas Pacific Land Corp.	297	443,287
The Williams Companies, Inc.	40,762	1,021,088
Valero Energy Corp.	16,119	1,079,489
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	21

MULTIFACTOR ENERGY ETF (continued)

	Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS – 0.3%		$68,262
(Cost $68,262)
Short-term funds – 0.3%		68,262
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (B)	68,262	$68,262
Total investments (Multifactor Energy ETF) (Cost $23,895,946) 100.1%		$21,696,596
Other assets and liabilities, net (0.1%)		(17,231)
Total net assets 100.0%		$21,679,365

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 7-31-21.
MULTIFACTOR FINANCIALS ETF

As of 7-31-21 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$38,323,146
(Cost $30,993,618)
Financials – 83.4%		31,999,515
Banks – 24.7%
Bank of America Corp.	34,413	1,320,083
Bank OZK	931	37,901
BOK Financial Corp.	352	29,572
Citigroup, Inc.	10,182	688,507
Citizens Financial Group, Inc.	6,363	268,264
Comerica, Inc.	2,084	143,087
Commerce Bancshares, Inc.	1,559	110,268
Cullen/Frost Bankers, Inc.	767	82,314
East West Bancorp, Inc.	2,003	142,513
Fifth Third Bancorp	10,841	393,420
First Citizens BancShares, Inc., Class A	73	57,129
First Financial Bankshares, Inc.	1,644	80,293
First Horizon Corp.	7,123	110,050
First Republic Bank	2,063	402,326
Huntington Bancshares, Inc.	18,191	256,129
JPMorgan Chase & Co.	9,246	1,403,358
KeyCorp	14,555	286,151
M&T Bank Corp.	1,606	214,963
People’s United Financial, Inc.	5,323	83,571
Pinnacle Financial Partners, Inc.	565	50,630
Popular, Inc.	714	51,951
Prosperity Bancshares, Inc.	1,163	79,305
Regions Financial Corp.	13,434	258,605
Signature Bank	746	169,320
South State Corp.	535	36,829
SVB Financial Group (A)	690	379,472
Synovus Financial Corp.	1,078	44,090
MULTIFACTOR FINANCIALS ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Banks (continued)
The PNC Financial Services Group, Inc.	2,595	$473,354
Truist Financial Corp.	6,866	373,716
U.S. Bancorp	8,210	455,983
Wells Fargo & Company	15,783	725,071
Western Alliance Bancorp	1,391	129,113
Zions Bancorp NA	2,647	138,041
Capital markets – 24.7%
Affiliated Managers Group, Inc.	318	50,384
Ameriprise Financial, Inc.	1,750	450,730
Apollo Global Management, Inc. (B)	1,383	81,403
Ares Management Corp., Class A	889	63,661
BlackRock, Inc.	577	500,357
Cboe Global Markets, Inc.	1,331	157,684
CME Group, Inc.	1,717	364,227
FactSet Research Systems, Inc.	512	182,927
Franklin Resources, Inc.	4,218	124,642
Interactive Brokers Group, Inc., Class A	867	53,633
Intercontinental Exchange, Inc.	3,132	375,308
Invesco, Ltd.	5,960	145,305
Janus Henderson Group PLC	1,987	83,136
Jefferies Financial Group, Inc.	3,219	106,839
KKR & Company, Inc.	3,706	236,295
LPL Financial Holdings, Inc.	1,172	165,299
MarketAxess Holdings, Inc.	433	205,749
Moody’s Corp.	1,034	388,784
Morgan Stanley	7,630	732,327
Morningstar, Inc.	303	76,547
MSCI, Inc.	805	479,748
Nasdaq, Inc.	1,459	272,439
Northern Trust Corp.	2,850	321,623
Raymond James Financial, Inc.	1,747	226,202
S&P Global, Inc.	1,006	431,292
SEI Investments Company	2,005	121,904
State Street Corp.	5,068	441,626
Stifel Financial Corp.	906	60,285
T. Rowe Price Group, Inc.	2,927	597,576
The Bank of New York Mellon Corp.	6,423	329,693
The Blackstone Group, Inc.	3,647	420,390
The Charles Schwab Corp.	6,921	470,282
The Goldman Sachs Group, Inc.	1,776	665,787
Tradeweb Markets, Inc., Class A	624	54,120
Virtu Financial, Inc., Class A	695	17,889
Consumer finance – 6.9%
Ally Financial, Inc.	7,225	371,076
American Express Company	2,754	469,640
Capital One Financial Corp.	3,472	561,422
Credit Acceptance Corp. (A)(B)	160	77,563
Discover Financial Services	4,162	517,420
OneMain Holdings, Inc.	1,446	88,206
22	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR FINANCIALS ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Consumer finance (continued)
Santander Consumer USA Holdings, Inc.	1,688	$69,259
SLM Corp.	3,107	58,505
Synchrony Financial	9,051	425,578
Diversified financial services – 4.6%
Berkshire Hathaway, Inc., Class B (A)	5,382	1,497,753
Equitable Holdings, Inc.	4,936	152,374
Voya Financial, Inc.	2,010	129,444
Insurance – 22.3%
Aflac, Inc.	7,244	398,420
Alleghany Corp. (A)	183	121,347
American Financial Group, Inc.	1,053	133,194
American International Group, Inc.	8,602	407,305
Aon PLC, Class A	1,441	374,703
Arch Capital Group, Ltd. (A)	4,220	164,580
Arthur J. Gallagher & Company	2,372	330,443
Assurant, Inc.	785	123,881
Athene Holding, Ltd., Class A (A)	2,422	156,510
Brown & Brown, Inc.	3,193	173,699
Chubb, Ltd.	1,981	334,274
Cincinnati Financial Corp.	1,967	231,870
CNA Financial Corp.	428	18,836
Erie Indemnity Company, Class A	372	68,779
Everest Re Group, Ltd.	529	133,747
Fidelity National Financial, Inc.	4,265	190,262
First American Financial Corp.	1,758	118,331
Globe Life, Inc.	1,459	135,847
Kemper Corp.	888	58,617
Lemonade, Inc. (A)(B)	206	17,934
Lincoln National Corp.	2,699	166,312
Loews Corp.	3,366	180,519
Markel Corp. (A)	146	176,101
Marsh & McLennan Companies, Inc.	3,368	495,837
MetLife, Inc.	5,149	297,097
Old Republic International Corp.	4,001	98,665
Primerica, Inc.	589	86,124
Principal Financial Group, Inc.	3,861	239,884
Prudential Financial, Inc.	4,436	444,842
Reinsurance Group of America, Inc.	923	101,696
RenaissanceRe Holdings, Ltd.	555	84,743
The Allstate Corp.	4,412	573,781
The Hartford Financial Services Group, Inc.	6,530	415,439
The Progressive Corp.	3,901	371,219
The Travelers Companies, Inc.	3,986	593,595
Unum Group	3,157	86,502
W.R. Berkley Corp.	1,866	136,535
Willis Towers Watson PLC	1,537	316,745
Thrifts and mortgage finance – 0.2%
New York Community Bancorp, Inc.	6,107	71,940
Rocket Companies, Inc., Class A (B)	525	9,051
MULTIFACTOR FINANCIALS ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Thrifts and mortgage finance (continued)
TFS Financial Corp.	544	$10,597
Industrials – 1.9%		707,887
Professional services – 1.9%
Dun & Bradstreet Holdings, Inc. (A)	1,538	32,236
Equifax, Inc.	1,475	384,385
TransUnion	2,426	291,266
Information technology – 14.6%		5,615,744
IT services – 14.6%
Affirm Holdings, Inc. (A)	103	5,801
Euronet Worldwide, Inc. (A)	578	82,550
Fidelity National Information Services, Inc.	1,992	296,908
Fiserv, Inc. (A)	1,891	217,673
FleetCor Technologies, Inc. (A)	1,130	291,789
Global Payments, Inc.	1,495	289,148
Jack Henry & Associates, Inc.	918	159,815
Mastercard, Inc., Class A	3,248	1,253,533
PayPal Holdings, Inc. (A)	4,077	1,123,336
Shift4 Payments, Inc., Class A (A)	143	12,754
Square, Inc., Class A (A)	870	215,116
The Western Union Company	4,841	112,360
Visa, Inc., Class A	5,899	1,453,455
WEX, Inc. (A)	535	101,506

SHORT-TERM INVESTMENTS – 0.2%		$81,872
(Cost $81,868)
Short-term funds – 0.2%		81,872
John Hancock Collateral Trust, 0.0455% (C)(D)	1,624	16,249

State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (C)	65,623	65,623
Total investments (Multifactor Financials ETF) (Cost $31,075,486) 100.1%		$38,405,018
Other assets and liabilities, net (0.1%)		(37,751)
Total net assets 100.0%		$38,367,267

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 7-31-21. The value of securities on loan amounted to $164,904. In addition to the cash collateral invested in John Hancock Collateral Trust, non-cash collateral of $153,821 in the form of U.S. Treasuries was pledged to the fund.
(C)	The rate shown is the annualized seven-day yield as of 7-31-21.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	23

MULTIFACTOR HEALTHCARE ETF

As of 7-31-21 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$53,818,430
(Cost $41,370,989)
Consumer discretionary – 0.5%		271,457
Diversified consumer services – 0.5%
Service Corp. International	4,344	271,457
Health care – 99.4%		53,546,973
Biotechnology – 15.1%
AbbVie, Inc.	10,278	1,195,331
ACADIA Pharmaceuticals, Inc. (A)	1,274	27,557
Acceleron Pharma, Inc. (A)	569	71,159
Allakos, Inc. (A)	301	23,948
Alnylam Pharmaceuticals, Inc. (A)	1,417	253,558
Amgen, Inc.	3,788	914,954
Arrowhead Pharmaceuticals, Inc. (A)	879	60,906
Beam Therapeutics, Inc. (A)	262	24,104
Biogen, Inc. (A)	2,092	683,519
BioMarin Pharmaceutical, Inc. (A)	3,017	231,494
Blueprint Medicines Corp. (A)	887	77,941
Bridgebio Pharma, Inc. (A)	928	49,602
CRISPR Therapeutics AG (A)	676	81,810
Denali Therapeutics, Inc. (A)	802	40,926
Emergent BioSolutions, Inc. (A)	643	42,374
Exact Sciences Corp. (A)	1,795	193,573
Exelixis, Inc. (A)	6,793	114,462
Fate Therapeutics, Inc. (A)	578	47,858
Gilead Sciences, Inc.	11,482	784,106
Halozyme Therapeutics, Inc. (A)	1,339	55,341
Horizon Therapeutics PLC (A)	3,794	379,476
Incyte Corp. (A)	2,597	200,878
Invitae Corp. (A)(B)	1,561	43,692
Ionis Pharmaceuticals, Inc. (A)	1,726	64,104
Iovance Biotherapeutics, Inc. (A)	1,425	31,735
Kodiak Sciences, Inc. (A)	219	18,361
Mirati Therapeutics, Inc. (A)	420	67,225
Moderna, Inc. (A)	1,860	657,696
Natera, Inc. (A)	670	76,728
Neurocrine Biosciences, Inc. (A)	1,169	108,962
Novavax, Inc. (A)	536	96,121
Regeneron Pharmaceuticals, Inc. (A)	656	376,944
Sarepta Therapeutics, Inc. (A)	847	57,410
Seagen, Inc. (A)	1,696	260,149
TG Therapeutics, Inc. (A)	884	30,931
Turning Point Therapeutics, Inc. (A)	315	20,103
Twist Bioscience Corp. (A)	361	44,421
Ultragenyx Pharmaceutical, Inc. (A)	645	51,490
United Therapeutics Corp. (A)	1,170	212,858
Vertex Pharmaceuticals, Inc. (A)	1,615	325,552
Vir Biotechnology, Inc. (A)	638	22,745
Health care equipment and supplies – 24.9%
Abbott Laboratories	10,161	1,229,278
MULTIFACTOR HEALTHCARE ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Health care equipment and supplies (continued)
ABIOMED, Inc. (A)	610	$199,555
Align Technology, Inc. (A)	498	346,508
Baxter International, Inc.	5,212	403,148
Becton, Dickinson and Company	2,729	697,942
Boston Scientific Corp. (A)	12,643	576,521
Danaher Corp.	3,503	1,042,107
Dentsply Sirona, Inc.	4,607	304,246
DexCom, Inc. (A)	1,001	516,026
Edwards Lifesciences Corp. (A)	4,743	532,497
Envista Holdings Corp. (A)	2,592	111,663
Globus Medical, Inc., Class A (A)	1,735	144,300
Haemonetics Corp. (A)	828	50,334
Hill-Rom Holdings, Inc.	1,717	237,736
Hologic, Inc. (A)	6,031	452,566
IDEXX Laboratories, Inc. (A)	816	553,680
Insulet Corp. (A)	803	224,591
Integra LifeSciences Holdings Corp. (A)	1,265	91,573
Intuitive Surgical, Inc. (A)	560	555,218
Masimo Corp. (A)	857	233,438
Medtronic PLC	8,070	1,059,672
Nevro Corp. (A)	308	47,740
Novocure, Ltd. (A)	845	130,138
Penumbra, Inc. (A)	342	91,051
Quidel Corp. (A)	757	107,093
ResMed, Inc.	2,629	714,562
STERIS PLC	1,696	369,643
Stryker Corp.	1,711	463,578
Tandem Diabetes Care, Inc. (A)	575	62,485
Teleflex, Inc.	793	315,162
The Cooper Companies, Inc.	1,001	422,192
West Pharmaceutical Services, Inc.	1,209	497,782
Zimmer Biomet Holdings, Inc.	3,839	627,369
Health care providers and services – 23.1%
1Life Healthcare, Inc. (A)	786	21,253
Amedisys, Inc. (A)	542	141,256
AmerisourceBergen Corp.	2,421	295,774
Anthem, Inc.	2,770	1,063,708
Cardinal Health, Inc.	6,344	376,707
Centene Corp. (A)	8,820	605,140
Chemed Corp.	320	152,326
Cigna Corp.	3,613	829,147
CVS Health Corp.	10,287	847,237
DaVita, Inc. (A)	1,913	230,038
Encompass Health Corp.	2,598	216,284
Guardant Health, Inc. (A)	900	98,820
HCA Healthcare, Inc.	2,263	561,677
HealthEquity, Inc. (A)	1,064	78,715
Henry Schein, Inc. (A)	3,466	277,800
Humana, Inc.	1,677	714,167
24	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR HEALTHCARE ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Health care providers and services (continued)
Laboratory Corp. of America Holdings (A)	2,263	$670,187
LHC Group, Inc. (A)	454	97,692
McKesson Corp.	2,395	488,173
Molina Healthcare, Inc. (A)	1,596	435,724
Oak Street Health, Inc. (A)	198	12,482
Quest Diagnostics, Inc.	3,503	496,725
R1 RCM, Inc. (A)	3,357	71,873
Tenet Healthcare Corp. (A)	1,079	77,515
UnitedHealth Group, Inc.	7,792	3,212,018
Universal Health Services, Inc., Class B	2,166	347,448
Health care technology – 2.6%
American Well Corp., Class A (A)	463	5,394
Cerner Corp.	7,293	586,284
Change Healthcare, Inc. (A)	3,656	79,372
Inspire Medical Systems, Inc. (A)	200	36,632
Omnicell, Inc. (A)	438	64,167
Schrodinger, Inc. (A)	411	27,812
Teladoc Health, Inc. (A)(B)	1,998	296,603
Veeva Systems, Inc., Class A (A)	942	313,413
Life sciences tools and services – 13.6%
10X Genomics, Inc., Class A (A)	628	115,068
Adaptive Biotechnologies Corp. (A)	1,179	43,222
Agilent Technologies, Inc.	5,000	766,150
Avantor, Inc. (A)	9,321	350,283
Bio-Rad Laboratories, Inc., Class A (A)	442	326,863
Bio-Techne Corp.	657	316,832
Bruker Corp.	2,379	195,673
Charles River Laboratories International, Inc. (A)	947	385,353
Illumina, Inc. (A)	1,091	540,863
IQVIA Holdings, Inc. (A)	3,661	906,830
Medpace Holdings, Inc. (A)	411	72,311
Mettler-Toledo International, Inc. (A)	428	630,748
NeoGenomics, Inc. (A)	1,133	52,231
Pacific Biosciences of California, Inc. (A)	1,360	43,724
PerkinElmer, Inc.	2,291	417,489
PPD, Inc. (A)	1,379	63,599
Repligen Corp. (A)	647	158,968
Sotera Health Company (A)	544	12,893
Syneos Health, Inc. (A)	1,598	143,293
Thermo Fisher Scientific, Inc.	2,588	1,397,546
Waters Corp. (A)	995	387,861
Pharmaceuticals – 20.1%
Atea Pharmaceuticals, Inc. (A)(B)	94	2,354
Bristol-Myers Squibb Company	15,828	1,074,246
Catalent, Inc. (A)	3,297	395,014
Elanco Animal Health, Inc. (A)	7,763	283,117
Eli Lilly & Company	5,053	1,230,406
Jazz Pharmaceuticals PLC (A)	1,400	237,328
Johnson & Johnson	17,785	3,062,577
MULTIFACTOR HEALTHCARE ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Pharmaceuticals (continued)
Merck & Company, Inc.	19,202	$1,476,058
Organon & Company (A)	2,997	86,943
Perrigo Company PLC	2,562	123,053
Pfizer, Inc.	39,518	1,691,766
Royalty Pharma PLC, Class A	4,363	166,667
Viatris, Inc.	17,166	241,526
Zoetis, Inc.	3,873	785,057

SHORT-TERM INVESTMENTS – 0.2%		$84,059
(Cost $84,059)
Short-term funds – 0.2%		84,059
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (C)	84,059	84,059
Total investments (Multifactor Healthcare ETF) (Cost $41,455,048) 100.1%		$53,902,489
Other assets and liabilities, net (0.1%)		(59,093)
Total net assets 100.0%		$53,843,396

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 7-31-21. The value of securities on loan amounted to $290,500. In addition to the cash collateral invested in John Hancock Collateral Trust, non-cash collateral of $312,225 in the form of U.S. Treasuries was pledged to the fund.
(C)	The rate shown is the annualized seven-day yield as of 7-31-21.
MULTIFACTOR INDUSTRIALS ETF

As of 7-31-21 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$24,259,845
(Cost $21,892,683)
Consumer discretionary – 8.5%		2,073,998
Auto components – 2.3%
Aptiv PLC (A)	1,088	181,533
Autoliv, Inc.	777	78,384
BorgWarner, Inc.	2,323	113,781
Gentex Corp.	2,377	80,889
Lear Corp.	576	100,788
Distributors – 0.7%
Pool Corp.	341	162,937
Hotels, restaurants and leisure – 0.3%
Aramark	2,536	89,090
Household durables – 5.2%
D.R. Horton, Inc.	3,616	345,075
Leggett & Platt, Inc.	1,856	89,144
Lennar Corp., A Shares	2,507	263,611
Lennar Corp., B Shares	126	10,880
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	25

MULTIFACTOR INDUSTRIALS ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Household durables (continued)
Mohawk Industries, Inc. (A)	401	$78,155
NVR, Inc. (A)	38	198,459
PulteGroup, Inc.	2,792	153,197
Toll Brothers, Inc.	1,111	65,849
TopBuild Corp. (A)	307	62,226
Industrials – 82.0%		19,908,329
Aerospace and defense – 10.8%
Axon Enterprise, Inc. (A)	378	70,316
BWX Technologies, Inc.	862	49,505
General Dynamics Corp.	1,162	227,787
HEICO Corp.	281	38,005
HEICO Corp., Class A	534	64,769
Howmet Aerospace, Inc. (A)	2,572	84,413
Huntington Ingalls Industries, Inc.	432	88,616
L3Harris Technologies, Inc.	743	168,468
Lockheed Martin Corp.	752	279,496
Northrop Grumman Corp.	781	283,519
Raytheon Technologies Corp.	4,804	417,708
Teledyne Technologies, Inc. (A)	340	153,942
Textron, Inc.	2,329	160,724
The Boeing Company (A)	1,315	297,821
TransDigm Group, Inc. (A)	346	221,817
Virgin Galactic Holdings, Inc. (A)	620	18,594
Air freight and logistics – 5.2%
C.H. Robinson Worldwide, Inc.	1,297	115,653
Expeditors International of Washington, Inc.	1,634	209,561
FedEx Corp.	1,303	364,775
United Parcel Service, Inc., Class B	2,186	418,313
XPO Logistics, Inc. (A)	1,070	148,398
Airlines – 1.0%
Alaska Air Group, Inc. (A)	408	23,676
American Airlines Group, Inc. (A)	1,296	26,412
Delta Air Lines, Inc. (A)	1,191	47,521
JetBlue Airways Corp. (A)	537	7,942
Southwest Airlines Company (A)	1,556	78,609
United Airlines Holdings, Inc. (A)	1,042	48,682
Building products – 6.8%
A.O. Smith Corp.	1,200	84,396
Advanced Drainage Systems, Inc.	319	38,947
Builders FirstSource, Inc. (A)	1,366	60,787
Carrier Global Corp.	8,858	489,405
Johnson Controls International PLC	3,610	257,826
Lennox International, Inc.	270	88,946
Masco Corp.	2,183	130,347
Trane Technologies PLC	2,090	425,545
Trex Company, Inc. (A)	901	87,487
Commercial services and supplies – 4.3%
ADT, Inc.	2,223	23,319
MULTIFACTOR INDUSTRIALS ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Commercial services and supplies (continued)
Cintas Corp.	587	$231,384
IAA, Inc. (A)	1,118	67,617
MSA Safety, Inc.	281	46,219
Republic Services, Inc.	2,170	256,841
Stericycle, Inc. (A)	798	56,299
Tetra Tech, Inc.	425	56,746
Waste Management, Inc.	2,135	316,535
Construction and engineering – 1.7%
AECOM (A)	1,576	99,225
EMCOR Group, Inc.	681	82,953
MasTec, Inc. (A)	485	49,097
Quanta Services, Inc.	1,457	132,441
WillScot Mobile Mini Holdings Corp. (A)	1,685	48,376
Electrical equipment – 7.3%
AMETEK, Inc.	2,327	323,569
Eaton Corp. PLC	2,057	325,109
Emerson Electric Company	3,110	313,768
Generac Holdings, Inc. (A)	490	205,486
Hubbell, Inc.	586	117,470
Regal Beloit Corp.	350	51,531
Rockwell Automation, Inc.	1,092	335,703
Shoals Technologies Group, Inc., Class A (A)	447	13,003
Sunrun, Inc. (A)	1,493	79,084
Industrial conglomerates – 6.2%
3M Company	2,032	402,214
Carlisle Companies, Inc.	582	117,704
General Electric Company	24,410	316,110
Honeywell International, Inc.	2,055	480,438
Roper Technologies, Inc.	371	182,287
Machinery – 21.3%
AGCO Corp.	666	87,985
Caterpillar, Inc.	2,026	418,876
Colfax Corp. (A)	790	36,245
Cummins, Inc.	1,535	356,274
Deere & Company	951	343,872
Donaldson Company, Inc.	1,293	85,584
Dover Corp.	1,400	233,968
Fortive Corp.	2,592	188,335
Graco, Inc.	1,677	130,940
IDEX Corp.	712	161,403
Illinois Tool Works, Inc.	1,363	308,951
Ingersoll Rand, Inc. (A)	3,236	158,143
ITT, Inc.	1,055	103,295
Lincoln Electric Holdings, Inc.	670	93,418
Nordson Corp.	490	110,804
Oshkosh Corp.	866	103,530
Otis Worldwide Corp.	2,931	262,471
PACCAR, Inc.	3,695	306,648
Parker-Hannifin Corp.	1,247	389,101
26	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR INDUSTRIALS ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Machinery (continued)
Pentair PLC	1,670	$123,029
Rexnord Corp.	977	55,034
Snap-on, Inc.	604	131,660
Stanley Black & Decker, Inc.	1,552	305,822
The Middleby Corp. (A)	607	116,234
The Timken Company	685	54,458
The Toro Company	971	110,442
Wabtec Corp.	1,535	130,275
Woodward, Inc.	540	65,642
Xylem, Inc.	1,505	189,404
Professional services – 5.1%
CACI International, Inc., Class A (A)	266	71,011
Exponent, Inc.	286	30,628
IHS Markit, Ltd.	2,841	331,942
Jacobs Engineering Group, Inc.	1,263	170,821
Leidos Holdings, Inc.	1,326	141,113
ManpowerGroup, Inc.	605	71,741
Robert Half International, Inc.	1,252	122,959
Science Applications International Corp.	481	41,991
TriNet Group, Inc. (A)	577	47,879
Verisk Analytics, Inc.	1,102	209,314
Road and rail – 8.6%
AMERCO	122	71,731
CSX Corp.	11,094	358,558
J.B. Hunt Transport Services, Inc.	1,037	174,683
Kansas City Southern	888	237,806
Knight-Swift Transportation Holdings, Inc.	1,322	65,690
Landstar System, Inc.	438	68,766
Norfolk Southern Corp.	1,286	331,569
Old Dominion Freight Line, Inc.	945	254,347
Saia, Inc. (A)	154	34,804
Union Pacific Corp.	2,241	490,241
Trading companies and distributors – 3.7%
Air Lease Corp.	1,115	47,231
Fastenal Company	4,491	245,972
United Rentals, Inc. (A)	1,086	357,891
W.W. Grainger, Inc.	417	185,390
Watsco, Inc.	259	73,152
Information technology – 9.4%		2,277,518
Electronic equipment, instruments and components – 1.6%
Arrow Electronics, Inc. (A)	808	95,805
CDW Corp.	1,256	230,288
Vontier Corp.	1,682	54,413
IT services – 6.8%
Accenture PLC, Class A	2,049	650,924
Automatic Data Processing, Inc.	1,646	345,051
Broadridge Financial Solutions, Inc.	1,035	179,562
Genpact, Ltd.	1,718	85,574
MULTIFACTOR INDUSTRIALS ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
IT services (continued)
Globant SA (A)	144	$34,439
MAXIMUS, Inc.	577	51,353
Paychex, Inc.	2,778	316,192
Semiconductors and semiconductor equipment – 0.6%
Enphase Energy, Inc. (A)	783	148,457
Software – 0.4%
Black Knight, Inc. (A)	1,032	85,460

SHORT-TERM INVESTMENTS – 0.4%		$87,922
(Cost $87,922)
Short-term funds – 0.4%		87,922
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (B)	87,922	87,922
Total investments (Multifactor Industrials ETF) (Cost $21,980,605) 100.3%		$24,347,767
Other assets and liabilities, net (0.3%)		(75,531)
Total net assets 100.0%		$24,272,236

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 7-31-21.
MULTIFACTOR LARGE CAP ETF

As of 7-31-21 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$736,517,200
(Cost $554,065,081)
Communication services – 8.6%		63,406,057
Diversified telecommunication services – 1.0%
AT&T, Inc.	106,475	2,986,624
Lumen Technologies, Inc.	56,064	699,118
Verizon Communications, Inc.	67,241	3,750,703
Entertainment – 1.4%
Activision Blizzard, Inc.	14,331	1,198,358
Electronic Arts, Inc.	6,725	968,131
Liberty Media Corp.-Liberty Formula One, Series A (A)	806	33,417
Liberty Media Corp.-Liberty Formula One, Series C (A)	6,592	309,363
Live Nation Entertainment, Inc. (A)	4,204	331,654
Netflix, Inc. (A)	4,474	2,315,608
Roku, Inc. (A)	1,561	668,592
Spotify Technology SA (A)	957	218,837
Take-Two Interactive Software, Inc. (A)	3,217	557,892
The Walt Disney Company (A)	21,529	3,789,535
Warner Music Group Corp., Class A	1,794	67,795
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	27

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Communication services (continued)
Entertainment (continued)
Zynga, Inc., Class A (A)	19,644	$198,404
Interactive media and services – 4.1%
Alphabet, Inc., Class A (A)	5,217	14,057,363
Alphabet, Inc., Class C (A)	945	2,555,677
Angi, Inc. (A)	967	11,130
Facebook, Inc., Class A (A)	28,977	10,324,505
InterActiveCorp (A)	2,821	387,295
Match Group, Inc. (A)	4,962	790,298
Pinterest, Inc., Class A (A)	4,934	290,613
Snap, Inc., Class A (A)	9,734	724,404
Twitter, Inc. (A)	10,947	763,553
Vimeo, Inc. (A)	4,801	215,085
Zillow Group, Inc., Class A (A)	763	81,740
Zillow Group, Inc., Class C (A)	1,988	211,245
ZoomInfo Technologies, Inc., Class A (A)	940	50,525
Media – 1.9%
Altice USA, Inc., Class A (A)	9,121	280,288
Cable One, Inc.	118	222,783
Charter Communications, Inc., Class A (A)	2,969	2,209,084
Comcast Corp., Class A	84,811	4,989,431
Discovery, Inc., Series A (A)	10,374	300,950
Discovery, Inc., Series C (A)	9,907	268,579
DISH Network Corp., Class A (A)	9,040	378,686
Fox Corp., Class A	11,377	405,704
Fox Corp., Class B	4,379	145,558
Liberty Broadband Corp., Series A (A)	515	88,410
Liberty Broadband Corp., Series C (A)	6,188	1,098,308
Liberty Media Corp.-Liberty SiriusXM, Series A (A)	4,751	221,824
Liberty Media Corp.-Liberty SiriusXM, Series C (A)	3,382	156,248
News Corp., Class A	13,122	323,195
News Corp., Class B	3,787	89,032
Omnicom Group, Inc.	11,477	835,755
Sirius XM Holdings, Inc. (B)	35,450	229,362
The Interpublic Group of Companies, Inc.	20,770	734,427
The New York Times Company, Class A	2,101	91,982
ViacomCBS, Inc., Class A	239	10,643
ViacomCBS, Inc., Class B	13,911	569,377
Wireless telecommunication services – 0.2%
T-Mobile US, Inc. (A)	8,325	1,198,967
Consumer discretionary – 11.5%		84,912,989
Auto components – 0.3%
Aptiv PLC (A)	5,556	927,019
Autoliv, Inc.	3,644	367,607
BorgWarner, Inc.	8,858	433,865
Gentex Corp.	9,241	314,471
Lear Corp.	3,109	544,013
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Automobiles – 0.9%
Ford Motor Company (A)	70,754	$987,018
General Motors Company (A)	24,795	1,409,348
Tesla, Inc. (A)	5,954	4,091,589
Distributors – 0.3%
Genuine Parts Company	6,092	773,197
LKQ Corp. (A)	10,088	511,966
Pool Corp.	1,251	597,753
Diversified consumer services – 0.1%
Bright Horizons Family Solutions, Inc. (A)	1,752	261,924
Chegg, Inc. (A)	1,851	164,054
Service Corp. International	8,193	511,981
Hotels, restaurants and leisure – 2.0%
Airbnb, Inc., Class A (A)	88	12,673
Aramark	9,982	350,668
Booking Holdings, Inc. (A)	551	1,200,221
Caesars Entertainment, Inc. (A)	3,526	308,031
Carnival Corp. (A)	14,518	314,315
Chipotle Mexican Grill, Inc. (A)	561	1,045,390
Churchill Downs, Inc.	535	99,403
Darden Restaurants, Inc.	4,940	720,647
Domino’s Pizza, Inc.	1,151	604,839
DraftKings, Inc., Class A (A)	3,998	193,903
Expedia Group, Inc. (A)	4,246	683,054
Hilton Worldwide Holdings, Inc. (A)	7,528	989,556
Hyatt Hotels Corp., Class A (A)	1,249	99,758
Las Vegas Sands Corp. (A)	8,257	349,684
Marriott International, Inc., Class A (A)	4,842	706,835
McDonald’s Corp.	9,193	2,231,233
MGM Resorts International	17,529	657,863
Norwegian Cruise Line Holdings, Ltd. (A)	3,223	77,449
Penn National Gaming, Inc. (A)	2,699	184,558
Royal Caribbean Cruises, Ltd. (A)	5,824	447,691
Starbucks Corp.	15,431	1,873,786
Vail Resorts, Inc. (A)	1,458	444,982
Wynn Resorts, Ltd. (A)	3,204	315,049
Yum! Brands, Inc.	7,093	931,949
Household durables – 0.8%
D.R. Horton, Inc.	13,466	1,285,060
Garmin, Ltd.	5,124	805,493
Lennar Corp., A Shares	9,058	952,449
Lennar Corp., B Shares	450	38,858
Mohawk Industries, Inc. (A)	2,518	490,758
Newell Brands, Inc.	14,041	347,515
NVR, Inc. (A)	179	934,845
PulteGroup, Inc.	10,429	572,239
Whirlpool Corp.	3,239	717,568
Internet and direct marketing retail – 2.8%
Amazon.com, Inc. (A)	5,249	17,466,520
Chewy, Inc., Class A (A)(B)	721	60,348
28	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Internet and direct marketing retail (continued)
DoorDash, Inc., Class A (A)	107	$18,649
eBay, Inc.	30,148	2,056,395
Etsy, Inc. (A)	2,418	443,727
Stitch Fix, Inc., Class A (A)	352	18,980
Wayfair, Inc., Class A (A)(B)	1,069	258,014
Leisure products – 0.2%
Hasbro, Inc.	5,400	536,976
Peloton Interactive, Inc., Class A (A)	3,566	420,966
Polaris, Inc.	2,303	301,854
Multiline retail – 0.8%
Dollar General Corp.	6,347	1,476,566
Dollar Tree, Inc. (A)	9,325	930,542
Kohl’s Corp.	1,608	81,686
Target Corp.	13,501	3,524,436
Specialty retail – 2.6%
Advance Auto Parts, Inc.	2,572	545,418
AutoZone, Inc. (A)	702	1,139,746
Best Buy Company, Inc.	13,499	1,516,613
Burlington Stores, Inc. (A)	1,844	617,371
CarMax, Inc. (A)	7,285	975,826
Carvana Company (A)	668	225,490
Five Below, Inc. (A)	1,338	260,134
Floor & Decor Holdings, Inc., Class A (A)	2,333	284,649
L Brands, Inc.	4,271	341,979
Lithia Motors, Inc.	543	204,830
Lowe’s Companies, Inc.	12,209	2,352,552
O’Reilly Automotive, Inc. (A)	2,036	1,229,418
RH (A)	319	211,842
Ross Stores, Inc.	9,439	1,158,071
The Gap, Inc.	11,220	327,287
The Home Depot, Inc.	11,810	3,875,924
The TJX Companies, Inc.	19,781	1,361,131
Tractor Supply Company	6,377	1,153,791
Ulta Beauty, Inc. (A)	2,201	739,096
Williams-Sonoma, Inc.	2,309	350,275
Textiles, apparel and luxury goods – 0.7%
Columbia Sportswear Company	815	81,190
Deckers Outdoor Corp. (A)	667	274,037
Levi Strauss & Company, Class A	1,157	31,841
Lululemon Athletica, Inc. (A)	2,830	1,132,481
NIKE, Inc., Class B	17,838	2,988,043
Ralph Lauren Corp.	446	50,630
Tapestry, Inc. (A)	2,893	122,374
Under Armour, Inc., Class A (A)	1,846	37,751
Under Armour, Inc., Class C (A)	1,874	32,832
VF Corp.	10,107	810,581
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer staples – 5.3%		$39,040,074
Beverages – 1.1%
Brown-Forman Corp., Class A	1,961	131,171
Brown-Forman Corp., Class B	6,030	427,648
Constellation Brands, Inc., Class A	3,579	802,913
Keurig Dr. Pepper, Inc.	8,529	300,306
Molson Coors Beverage Company, Class B (A)	6,758	330,399
Monster Beverage Corp. (A)	7,505	707,872
PepsiCo, Inc.	18,693	2,933,866
The Boston Beer Company, Inc., Class A (A)	128	90,880
The Coca-Cola Company	47,917	2,732,707
Food and staples retailing – 1.3%
Albertsons Companies, Inc., Class A (B)	2,655	57,348
Casey’s General Stores, Inc.	1,028	203,246
Costco Wholesale Corp.	6,094	2,618,714
Sysco Corp.	11,012	817,090
The Kroger Company	40,477	1,647,414
U.S. Foods Holding Corp. (A)	7,514	258,031
Walgreens Boots Alliance, Inc.	11,870	559,671
Walmart, Inc.	22,109	3,151,638
Food products – 1.3%
Archer-Daniels-Midland Company	18,157	1,084,336
Beyond Meat, Inc. (A)	571	70,062
Bunge, Ltd.	5,868	455,533
Campbell Soup Company	8,601	376,036
Conagra Brands, Inc.	17,663	591,534
Darling Ingredients, Inc. (A)	1,834	126,674
General Mills, Inc.	16,332	961,302
Hormel Foods Corp.	9,216	427,438
Kellogg Company	9,790	620,294
Lamb Weston Holdings, Inc.	5,234	349,474
McCormick & Company, Inc.	9,707	817,038
Mondelez International, Inc., Class A	22,098	1,397,919
The Hershey Company	4,352	778,486
The J.M. Smucker Company	3,869	507,265
The Kraft Heinz Company	8,541	328,572
Tyson Foods, Inc., Class A	8,406	600,693
Household products – 1.1%
Church & Dwight Company, Inc.	8,171	707,445
Colgate-Palmolive Company	11,793	937,544
Kimberly-Clark Corp.	5,686	771,704
The Clorox Company	5,195	939,724
The Procter & Gamble Company	31,435	4,471,000
Personal products – 0.1%
The Estee Lauder Companies, Inc., Class A	3,350	1,118,331
Tobacco – 0.4%
Altria Group, Inc.	25,554	1,227,614
Philip Morris International, Inc.	16,017	1,603,142
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	29

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Energy – 2.4%		$17,893,626
Energy equipment and services – 0.2%
Baker Hughes Company	12,159	258,257
Halliburton Company	20,830	430,764
Schlumberger NV	24,206	697,859
Oil, gas and consumable fuels – 2.2%
APA Corp.	11,021	206,644
Cabot Oil & Gas Corp.	12,190	195,040
Cheniere Energy, Inc. (A)	5,675	481,978
Chevron Corp.	26,649	2,713,135
ConocoPhillips	23,197	1,300,424
Continental Resources, Inc.	3,076	105,045
Devon Energy Corp.	6,430	166,151
Diamondback Energy, Inc.	4,686	361,431
DT Midstream, Inc. (A)	3,952	167,565
EOG Resources, Inc.	11,494	837,453
Exxon Mobil Corp.	54,500	3,137,565
Hess Corp.	9,263	708,064
Kinder Morgan, Inc.	34,101	592,675
Marathon Oil Corp.	14,493	167,974
Marathon Petroleum Corp.	18,213	1,005,722
New Fortress Energy, Inc.	370	11,215
Occidental Petroleum Corp.	20,365	531,527
ONEOK, Inc.	13,167	684,289
Phillips 66	8,080	593,314
Pioneer Natural Resources Company	4,380	636,721
Texas Pacific Land Corp.	82	122,389
The Williams Companies, Inc.	32,136	805,007
Valero Energy Corp.	14,565	975,418
Financials – 12.8%		94,109,398
Banks – 3.9%
Bank of America Corp.	102,436	3,929,445
Citigroup, Inc.	34,053	2,302,664
Citizens Financial Group, Inc.	17,512	738,306
Comerica, Inc.	6,477	444,711
Commerce Bancshares, Inc.	3,680	260,286
East West Bancorp, Inc.	5,001	355,821
Fifth Third Bancorp	34,943	1,268,081
First Horizon Corp.	7,997	123,554
First Republic Bank	5,328	1,039,067
Huntington Bancshares, Inc.	39,199	551,922
JPMorgan Chase & Co.	41,413	6,285,665
KeyCorp	39,014	767,015
M&T Bank Corp.	5,096	682,100
People’s United Financial, Inc.	5,217	81,907
Regions Financial Corp.	49,883	960,248
Signature Bank	1,802	409,000
SVB Financial Group (A)	1,864	1,025,125
The PNC Financial Services Group, Inc.	7,880	1,437,391
Truist Financial Corp.	27,155	1,478,047
U.S. Bancorp	24,959	1,386,223
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Banks (continued)
Wells Fargo & Company	62,737	$2,882,138
Western Alliance Bancorp	898	83,352
Zions Bancorp NA	7,305	380,956
Capital markets – 3.8%
Ameriprise Financial, Inc.	6,989	1,800,087
Apollo Global Management, Inc. (B)	2,637	155,214
Ares Management Corp., Class A	2,078	148,806
BlackRock, Inc.	1,553	1,346,715
Cboe Global Markets, Inc.	3,302	391,188
CME Group, Inc.	4,174	885,431
FactSet Research Systems, Inc.	1,345	480,542
Franklin Resources, Inc.	11,542	341,066
Intercontinental Exchange, Inc.	9,536	1,142,699
Invesco, Ltd.	5,763	140,502
KKR & Company, Inc.	8,654	551,779
LPL Financial Holdings, Inc.	2,870	404,785
MarketAxess Holdings, Inc.	1,177	559,275
Moody’s Corp.	3,482	1,309,232
Morgan Stanley	29,110	2,793,978
Morningstar, Inc.	655	165,473
MSCI, Inc.	3,149	1,876,678
Nasdaq, Inc.	4,171	778,851
Northern Trust Corp.	8,369	944,442
Raymond James Financial, Inc.	4,884	632,380
S&P Global, Inc.	4,066	1,743,176
SEI Investments Company	6,029	366,563
State Street Corp.	11,984	1,044,286
T. Rowe Price Group, Inc.	8,528	1,741,076
The Bank of New York Mellon Corp.	25,869	1,327,856
The Blackstone Group, Inc.	7,149	824,065
The Charles Schwab Corp.	27,596	1,875,148
The Goldman Sachs Group, Inc.	5,309	1,990,238
Tradeweb Markets, Inc., Class A	1,390	120,555
Consumer finance – 1.1%
Ally Financial, Inc.	22,426	1,151,799
American Express Company	10,864	1,852,638
Capital One Financial Corp.	12,901	2,086,092
Discover Financial Services	13,175	1,637,916
Santander Consumer USA Holdings, Inc.	4,859	199,365
Synchrony Financial	24,391	1,146,865
Diversified financial services – 0.9%
Berkshire Hathaway, Inc., Class B (A)	21,736	6,048,911
Equitable Holdings, Inc.	11,307	349,047
Voya Financial, Inc.	5,720	368,368
Insurance – 3.1%
Aflac, Inc.	20,481	1,126,455
Alleghany Corp. (A)	515	341,497
American Financial Group, Inc.	2,961	374,537
American International Group, Inc.	20,100	951,735
30	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Insurance (continued)
Aon PLC, Class A	5,603	$1,456,948
Arch Capital Group, Ltd. (A)	13,191	514,449
Arthur J. Gallagher & Company	6,687	931,566
Assurant, Inc.	1,476	232,928
Athene Holding, Ltd., Class A (A)	5,162	333,568
Brown & Brown, Inc.	8,275	450,160
Chubb, Ltd.	5,361	904,615
Cincinnati Financial Corp.	5,724	674,745
CNA Financial Corp.	1,362	59,942
Erie Indemnity Company, Class A	838	154,938
Everest Re Group, Ltd.	1,647	416,411
Fidelity National Financial, Inc.	11,310	504,539
Globe Life, Inc.	4,440	413,408
Lemonade, Inc. (A)(B)	277	24,116
Lincoln National Corp.	9,137	563,022
Loews Corp.	10,932	586,283
Markel Corp. (A)	417	502,973
Marsh & McLennan Companies, Inc.	9,344	1,375,624
MetLife, Inc.	14,181	818,244
Principal Financial Group, Inc.	12,640	785,323
Prudential Financial, Inc.	10,316	1,034,488
Reinsurance Group of America, Inc.	2,751	303,105
RenaissanceRe Holdings, Ltd.	969	147,957
The Allstate Corp.	10,401	1,352,650
The Hartford Financial Services Group, Inc.	18,621	1,184,668
The Progressive Corp.	13,363	1,271,623
The Travelers Companies, Inc.	9,517	1,417,272
W.R. Berkley Corp.	6,022	440,630
Willis Towers Watson PLC	4,109	846,783
Thrifts and mortgage finance – 0.0%
Rocket Companies, Inc., Class A	933	16,085
Health care – 13.4%		98,922,898
Biotechnology – 1.8%
AbbVie, Inc.	21,157	2,460,559
ACADIA Pharmaceuticals, Inc. (A)	1,204	26,043
Acceleron Pharma, Inc. (A)	597	74,661
Alnylam Pharmaceuticals, Inc. (A)	2,064	369,332
Amgen, Inc.	9,017	2,177,966
Arrowhead Pharmaceuticals, Inc. (A)	526	36,447
Biogen, Inc. (A)	3,932	1,284,702
BioMarin Pharmaceutical, Inc. (A)	4,472	343,137
Bridgebio Pharma, Inc. (A)	537	28,703
CRISPR Therapeutics AG (A)	856	103,593
Denali Therapeutics, Inc. (A)	808	41,232
Exact Sciences Corp. (A)	2,576	277,796
Fate Therapeutics, Inc. (A)	422	34,942
Gilead Sciences, Inc.	21,165	1,445,358
Horizon Therapeutics PLC (A)	4,655	465,593
Incyte Corp. (A)	3,934	304,295
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Biotechnology (continued)
Invitae Corp. (A)(B)	1,025	$28,690
Ionis Pharmaceuticals, Inc. (A)	2,095	77,808
Mirati Therapeutics, Inc. (A)	467	74,748
Moderna, Inc. (A)	3,248	1,148,493
Natera, Inc. (A)	567	64,933
Neurocrine Biosciences, Inc. (A)	1,680	156,593
Novavax, Inc. (A)	701	125,710
Regeneron Pharmaceuticals, Inc. (A)	1,211	695,853
Sarepta Therapeutics, Inc. (A)	1,139	77,201
Seagen, Inc. (A)	2,698	413,846
Ultragenyx Pharmaceutical, Inc. (A)	410	32,730
Vertex Pharmaceuticals, Inc. (A)	3,386	682,550
Vir Biotechnology, Inc. (A)	331	11,800
Health care equipment and supplies – 3.4%
Abbott Laboratories	23,826	2,882,469
ABIOMED, Inc. (A)	1,072	350,694
Align Technology, Inc. (A)	1,021	710,412
Baxter International, Inc.	9,916	767,003
Becton, Dickinson and Company	4,070	1,040,903
Boston Scientific Corp. (A)	21,755	992,028
Danaher Corp.	8,458	2,516,170
Dentsply Sirona, Inc.	7,706	508,904
DexCom, Inc. (A)	1,512	779,451
Edwards Lifesciences Corp. (A)	10,910	1,224,866
Hill-Rom Holdings, Inc.	2,368	327,873
Hologic, Inc. (A)	11,784	884,271
IDEXX Laboratories, Inc. (A)	2,142	1,453,411
Insulet Corp. (A)	1,108	309,897
Intuitive Surgical, Inc. (A)	1,307	1,295,838
Masimo Corp. (A)	1,202	327,413
Medtronic PLC	16,442	2,158,999
Novocure, Ltd. (A)	1,208	186,044
Penumbra, Inc. (A)	425	113,148
Quidel Corp. (A)	406	57,437
ResMed, Inc.	5,084	1,381,831
STERIS PLC	2,960	645,132
Stryker Corp.	4,490	1,216,521
Teleflex, Inc.	1,413	561,569
The Cooper Companies, Inc.	1,690	712,791
West Pharmaceutical Services, Inc.	2,166	891,807
Zimmer Biomet Holdings, Inc.	6,974	1,139,691
Health care providers and services – 3.3%
Amedisys, Inc. (A)	720	187,646
AmerisourceBergen Corp.	5,813	710,174
Anthem, Inc.	5,371	2,062,518
Cardinal Health, Inc.	11,408	677,407
Centene Corp. (A)	14,788	1,014,605
Chemed Corp.	360	171,367
Cigna Corp.	7,900	1,812,971
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	31

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Health care providers and services (continued)
CVS Health Corp.	22,008	$1,812,579
DaVita, Inc. (A)	4,296	516,594
Encompass Health Corp.	3,336	277,722
Guardant Health, Inc. (A)	1,188	130,442
HCA Healthcare, Inc.	4,451	1,104,738
Henry Schein, Inc. (A)	7,162	574,034
Humana, Inc.	3,319	1,413,429
Laboratory Corp. of America Holdings (A)	5,038	1,492,004
McKesson Corp.	6,272	1,278,422
Molina Healthcare, Inc. (A)	2,447	668,055
Oak Street Health, Inc. (A)	257	16,201
Quest Diagnostics, Inc.	8,473	1,201,471
UnitedHealth Group, Inc.	14,832	6,114,047
Universal Health Services, Inc., Class B	4,835	775,582
Health care technology – 0.3%
Cerner Corp.	11,761	945,467
Teladoc Health, Inc. (A)(B)	1,956	290,368
Veeva Systems, Inc., Class A (A)	2,285	760,242
Life sciences tools and services – 1.8%
10X Genomics, Inc., Class A (A)	735	134,674
Adaptive Biotechnologies Corp. (A)	1,201	44,029
Agilent Technologies, Inc.	11,666	1,787,581
Avantor, Inc. (A)	11,879	446,413
Bio-Rad Laboratories, Inc., Class A (A)	685	506,564
Bio-Techne Corp.	899	433,534
Bruker Corp.	2,836	233,261
Charles River Laboratories International, Inc. (A)	1,567	637,644
Illumina, Inc. (A)	2,482	1,230,452
IQVIA Holdings, Inc. (A)	6,309	1,562,739
Mettler-Toledo International, Inc. (A)	994	1,464,868
PerkinElmer, Inc.	4,118	750,423
PPD, Inc. (A)	1,794	82,739
Repligen Corp. (A)	690	169,533
Syneos Health, Inc. (A)	1,997	179,071
Thermo Fisher Scientific, Inc.	5,427	2,930,634
Waters Corp. (A)	2,443	952,306
Pharmaceuticals – 2.8%
Bristol-Myers Squibb Company	28,307	1,921,196
Catalent, Inc. (A)	5,150	617,022
Elanco Animal Health, Inc. (A)	13,027	475,095
Eli Lilly & Company	10,952	2,666,812
Jazz Pharmaceuticals PLC (A)	2,118	359,043
Johnson & Johnson	35,817	6,167,687
Merck & Company, Inc.	36,036	2,770,087
Organon & Company (A)	3,612	104,784
Pfizer, Inc.	82,803	3,544,796
Royalty Pharma PLC, Class A	3,986	152,265
Viatris, Inc.	29,250	411,548
Zoetis, Inc.	8,269	1,676,126
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials – 11.4%		$83,824,532
Aerospace and defense – 1.5%
Axon Enterprise, Inc. (A)	437	81,291
General Dynamics Corp.	4,488	879,783
HEICO Corp.	1,018	137,685
HEICO Corp., Class A	1,847	224,023
Howmet Aerospace, Inc. (A)	14,885	488,526
Huntington Ingalls Industries, Inc.	1,698	348,311
L3Harris Technologies, Inc.	3,895	883,152
Lockheed Martin Corp.	3,441	1,278,916
Northrop Grumman Corp.	2,807	1,018,997
Raytheon Technologies Corp.	25,584	2,224,529
Teledyne Technologies, Inc. (A)	1,022	462,731
Textron, Inc.	10,401	717,773
The Boeing Company (A)	6,225	1,409,838
TransDigm Group, Inc. (A)	1,220	782,130
Virgin Galactic Holdings, Inc. (A)	670	20,093
Air freight and logistics – 0.7%
C.H. Robinson Worldwide, Inc.	5,724	510,409
Expeditors International of Washington, Inc.	6,831	876,076
FedEx Corp.	4,839	1,354,678
United Parcel Service, Inc., Class B	8,494	1,625,412
XPO Logistics, Inc. (A)	3,703	513,569
Airlines – 0.1%
Alaska Air Group, Inc. (A)	280	16,248
American Airlines Group, Inc. (A)	5,251	107,015
Delta Air Lines, Inc. (A)	4,483	178,872
Southwest Airlines Company (A)	6,654	336,160
United Airlines Holdings, Inc. (A)	3,942	184,170
Building products – 1.1%
A.O. Smith Corp.	4,450	312,969
Advanced Drainage Systems, Inc.	596	72,766
Allegion PLC	4,640	633,824
Builders FirstSource, Inc. (A)	2,098	93,361
Carrier Global Corp.	24,999	1,381,195
Fortune Brands Home & Security, Inc.	5,466	532,771
Johnson Controls International PLC	18,202	1,299,987
Lennox International, Inc.	1,239	408,164
Masco Corp.	9,315	556,199
Owens Corning	4,770	458,683
Trane Technologies PLC	8,701	1,771,611
Trex Company, Inc. (A)	2,454	238,283
Commercial services and supplies – 0.7%
Cintas Corp.	2,016	794,667
Copart, Inc. (A)	7,925	1,164,975
IAA, Inc. (A)	4,189	253,351
Republic Services, Inc.	11,319	1,339,717
Rollins, Inc.	7,761	297,479
Tetra Tech, Inc.	506	67,561
Waste Management, Inc.	10,665	1,581,193
32	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Construction and engineering – 0.1%
AECOM (A)	4,154	$261,536
Quanta Services, Inc.	3,865	351,329
Electrical equipment – 0.9%
AMETEK, Inc.	8,517	1,184,289
Eaton Corp. PLC	9,599	1,517,122
Emerson Electric Company	12,822	1,293,612
Generac Holdings, Inc. (A)	1,157	485,200
Hubbell, Inc.	2,058	412,547
Plug Power, Inc. (A)	2,900	79,112
Rockwell Automation, Inc.	4,993	1,534,948
Sensata Technologies Holding PLC (A)	6,295	369,013
Sunrun, Inc. (A)	2,534	134,226
Industrial conglomerates – 0.9%
3M Company	8,381	1,658,935
Carlisle Companies, Inc.	2,480	501,555
General Electric Company	97,918	1,268,038
Honeywell International, Inc.	9,984	2,334,159
Roper Technologies, Inc.	2,153	1,057,855
Machinery – 2.6%
AGCO Corp.	794	104,895
Caterpillar, Inc.	9,410	1,945,518
Cummins, Inc.	5,664	1,314,614
Deere & Company	5,071	1,833,623
Donaldson Company, Inc.	5,051	334,326
Dover Corp.	7,095	1,185,716
Fortive Corp.	9,425	684,821
Graco, Inc.	5,210	406,797
IDEX Corp.	2,692	610,249
Illinois Tool Works, Inc.	6,508	1,475,168
Ingersoll Rand, Inc. (A)	10,714	523,593
Lincoln Electric Holdings, Inc.	2,227	310,511
Nordson Corp.	1,690	382,160
Otis Worldwide Corp.	9,404	842,128
PACCAR, Inc.	15,794	1,310,744
Parker-Hannifin Corp.	5,607	1,749,552
Pentair PLC	6,085	448,282
Snap-on, Inc.	2,242	488,711
Stanley Black & Decker, Inc.	6,206	1,222,892
The Middleby Corp. (A)	677	129,639
The Toro Company	3,345	380,460
Wabtec Corp.	5,208	442,003
Woodward, Inc.	1,046	127,152
Xylem, Inc.	5,730	721,121
Professional services – 1.0%
Booz Allen Hamilton Holding Corp.	4,389	376,620
CoStar Group, Inc. (A)	9,418	836,789
Dun & Bradstreet Holdings, Inc. (A)	2,401	50,325
Equifax, Inc.	4,339	1,130,743
IHS Markit, Ltd.	9,629	1,125,052
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Professional services (continued)
Jacobs Engineering Group, Inc.	4,507	$609,572
Leidos Holdings, Inc.	5,115	544,338
Nielsen Holdings PLC	12,373	293,116
Robert Half International, Inc.	4,978	488,889
TransUnion	6,406	769,104
Verisk Analytics, Inc.	5,379	1,021,687
Road and rail – 1.3%
AMERCO	354	208,138
CSX Corp.	45,527	1,471,433
J.B. Hunt Transport Services, Inc.	4,659	784,809
Kansas City Southern	4,171	1,116,994
Knight-Swift Transportation Holdings, Inc.	3,095	153,791
Lyft, Inc., Class A (A)	2,891	159,930
Norfolk Southern Corp.	6,801	1,753,502
Old Dominion Freight Line, Inc.	3,502	942,563
Uber Technologies, Inc. (A)	11,642	505,961
Union Pacific Corp.	11,328	2,478,113
Trading companies and distributors – 0.5%
Fastenal Company	20,750	1,136,478
United Rentals, Inc. (A)	4,043	1,332,371
W.W. Grainger, Inc.	2,083	926,060
Watsco, Inc.	959	270,860
Information technology – 24.1%		177,737,558
Communications equipment – 0.9%
Arista Networks, Inc. (A)	1,602	609,385
Ciena Corp. (A)	4,018	233,607
Cisco Systems, Inc.	63,937	3,540,192
F5 Networks, Inc. (A)	2,498	515,862
Juniper Networks, Inc.	14,851	417,907
Motorola Solutions, Inc.	5,370	1,202,450
Ubiquiti, Inc.	286	89,547
Electronic equipment, instruments and components – 1.3%
Amphenol Corp., Class A	20,303	1,471,764
Arrow Electronics, Inc. (A)	4,244	503,211
CDW Corp.	5,136	941,686
Cognex Corp.	4,542	410,642
Corning, Inc.	33,047	1,383,347
Flex, Ltd. (A)	29,297	526,467
II-VI, Inc. (A)	1,281	89,427
IPG Photonics Corp. (A)	1,164	253,938
Keysight Technologies, Inc. (A)	6,991	1,150,369
TE Connectivity, Ltd.	8,365	1,233,587
Trimble, Inc. (A)	8,502	726,921
Zebra Technologies Corp., Class A (A)	1,798	993,359
IT services – 4.7%
Accenture PLC, Class A	9,396	2,984,921
Affirm Holdings, Inc. (A)	185	10,419
Akamai Technologies, Inc. (A)	6,578	788,834
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	33

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
IT services (continued)
Amdocs, Ltd.	6,629	$511,162
Automatic Data Processing, Inc.	6,442	1,350,436
Broadridge Financial Solutions, Inc.	4,102	711,656
Cognizant Technology Solutions Corp., Class A	14,974	1,101,038
EPAM Systems, Inc. (A)	1,445	808,911
Euronet Worldwide, Inc. (A)	1,218	173,955
Fastly, Inc., Class A (A)(B)	1,277	61,385
Fidelity National Information Services, Inc.	8,129	1,211,627
Fiserv, Inc. (A)	6,873	791,151
FleetCor Technologies, Inc. (A)	3,098	799,966
Gartner, Inc. (A)	3,420	905,377
Genpact, Ltd.	5,801	288,948
Global Payments, Inc.	5,778	1,117,523
Globant SA (A)	296	70,791
GoDaddy, Inc., Class A (A)	3,889	326,093
IBM Corp.	15,128	2,132,443
Jack Henry & Associates, Inc.	2,771	482,403
Mastercard, Inc., Class A	11,607	4,479,606
MongoDB, Inc. (A)	751	269,549
Okta, Inc. (A)	1,872	463,863
Paychex, Inc.	11,361	1,293,109
PayPal Holdings, Inc. (A)	12,912	3,557,643
Snowflake, Inc., Class A (A)	187	49,690
Square, Inc., Class A (A)	3,071	759,335
The Western Union Company	16,555	384,242
Twilio, Inc., Class A (A)	2,467	921,647
VeriSign, Inc. (A)	3,268	707,097
Visa, Inc., Class A	21,941	5,406,043
WEX, Inc. (A)	1,159	219,897
Semiconductors and semiconductor equipment – 5.1%
Advanced Micro Devices, Inc. (A)	13,527	1,436,432
Analog Devices, Inc.	9,320	1,560,354
Applied Materials, Inc.	16,382	2,292,333
Broadcom, Inc.	5,539	2,688,631
Cree, Inc. (A)	2,122	196,837
Enphase Energy, Inc. (A)	2,096	397,402
Entegris, Inc.	3,790	457,226
First Solar, Inc. (A)	2,256	194,106
Intel Corp.	67,233	3,611,757
KLA Corp.	4,830	1,681,613
Lam Research Corp.	2,999	1,911,593
Marvell Technology, Inc.	23,610	1,428,641
Maxim Integrated Products, Inc.	11,228	1,121,789
Microchip Technology, Inc.	8,012	1,146,677
Micron Technology, Inc. (A)	18,839	1,461,530
MKS Instruments, Inc.	1,238	193,673
Monolithic Power Systems, Inc.	1,049	471,274
NVIDIA Corp.	23,404	4,563,546
ON Semiconductor Corp. (A)	15,010	586,291
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
Qorvo, Inc. (A)	4,214	$798,932
QUALCOMM, Inc.	17,840	2,672,432
Skyworks Solutions, Inc.	7,122	1,314,080
SolarEdge Technologies, Inc. (A)	963	249,879
Teradyne, Inc.	6,617	840,359
Texas Instruments, Inc.	14,392	2,743,403
Universal Display Corp.	992	232,614
Xilinx, Inc.	7,399	1,108,666
Software – 7.9%
Adobe, Inc. (A)	4,929	3,064,014
Anaplan, Inc. (A)	1,828	104,562
ANSYS, Inc. (A)	2,789	1,027,635
Appian Corp. (A)(B)	199	23,170
Aspen Technology, Inc. (A)	2,247	328,646
Atlassian Corp. PLC, Class A (A)	1,521	494,508
Autodesk, Inc. (A)	3,305	1,061,335
Avalara, Inc. (A)	1,631	272,654
Bill.com Holdings, Inc. (A)	950	196,479
Black Knight, Inc. (A)	4,154	343,993
Cadence Design Systems, Inc. (A)	6,496	959,134
Ceridian HCM Holding, Inc. (A)	3,172	312,125
Citrix Systems, Inc.	4,961	499,821
Cloudflare, Inc., Class A (A)	2,683	318,284
Coupa Software, Inc. (A)	1,027	222,859
Crowdstrike Holdings, Inc., Class A (A)	1,525	386,755
Datadog, Inc., Class A (A)	2,012	222,728
DocuSign, Inc. (A)	1,592	474,480
Dolby Laboratories, Inc., Class A	2,038	197,890
Dropbox, Inc., Class A (A)	7,286	229,436
Dynatrace, Inc. (A)	2,335	149,136
Elastic NV (A)	959	141,990
Fair Isaac Corp. (A)	813	425,939
Five9, Inc. (A)	744	149,760
Fortinet, Inc. (A)	3,679	1,001,571
Guidewire Software, Inc. (A)	2,496	287,539
HubSpot, Inc. (A)	776	462,512
Intuit, Inc.	3,824	2,026,605
Manhattan Associates, Inc. (A)	1,147	183,096
Microsoft Corp.	97,086	27,660,754
NortonLifeLock, Inc.	21,876	542,962
Nuance Communications, Inc. (A)	6,135	336,812
Oracle Corp.	34,253	2,984,806
Palo Alto Networks, Inc. (A)	1,830	730,262
Paycom Software, Inc. (A)	1,272	508,800
Paylocity Holding Corp. (A)	771	159,952
Pegasystems, Inc.	812	103,644
Proofpoint, Inc. (A)	924	161,386
PTC, Inc. (A)	2,824	382,511
Qualtrics International, Inc., Class A (A)	951	39,685
34	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Software (continued)
RingCentral, Inc., Class A (A)	1,248	$333,553
salesforce.com, Inc. (A)	9,683	2,342,608
ServiceNow, Inc. (A)	1,826	1,073,487
Smartsheet, Inc., Class A (A)	2,339	169,694
Splunk, Inc. (A)	3,399	482,590
SS&C Technologies Holdings, Inc.	8,223	644,601
Synopsys, Inc. (A)	4,009	1,154,552
The Trade Desk, Inc., Class A (A)	7,162	586,639
Tyler Technologies, Inc. (A)	1,194	588,212
Unity Software, Inc. (A)	240	25,709
VMware, Inc., Class A (A)	1,349	207,395
Workday, Inc., Class A (A)	2,224	521,306
Zendesk, Inc. (A)	1,946	254,011
Zoom Video Communications, Inc., Class A (A)	1,000	378,100
Zscaler, Inc. (A)	972	229,305
Technology hardware, storage and peripherals – 4.2%
Apple, Inc.	177,284	25,858,644
Dell Technologies, Inc., Class C (A)	3,413	329,764
Hewlett Packard Enterprise Company	43,177	626,067
HP, Inc.	33,121	956,203
NetApp, Inc.	11,012	876,445
Seagate Technology Holdings PLC	14,364	1,262,596
Western Digital Corp. (A)	13,235	859,349
Materials – 3.8%		27,821,785
Chemicals – 2.2%
Air Products & Chemicals, Inc.	4,219	1,227,856
Albemarle Corp.	4,023	828,899
Celanese Corp.	5,490	855,177
CF Industries Holdings, Inc.	10,560	498,960
Corteva, Inc.	21,436	917,032
Dow, Inc.	14,422	896,472
DuPont de Nemours, Inc.	10,481	786,599
Eastman Chemical Company	6,977	786,447
Ecolab, Inc.	4,805	1,061,088
FMC Corp.	4,892	523,199
International Flavors & Fragrances, Inc.	5,208	784,533
Linde PLC	5,835	1,793,621
LyondellBasell Industries NV, Class A	7,860	780,734
PPG Industries, Inc.	8,593	1,405,127
RPM International, Inc.	5,083	440,137
The Mosaic Company	12,178	380,319
The Scotts Miracle-Gro Company	991	175,367
The Sherwin-Williams Company	5,434	1,581,457
Westlake Chemical Corp.	1,358	112,605
Construction materials – 0.2%
Martin Marietta Materials, Inc.	2,228	809,432
Vulcan Materials Company	4,482	806,715
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Materials (continued)
Containers and packaging – 0.8%
Amcor PLC	47,558	$549,770
AptarGroup, Inc.	2,162	278,725
Avery Dennison Corp.	3,071	646,998
Ball Corp.	12,787	1,034,213
Berry Global Group, Inc. (A)	4,872	313,221
Crown Holdings, Inc.	5,418	540,500
International Paper Company	19,864	1,147,345
Packaging Corp. of America	4,283	606,045
Westrock Company	9,763	480,437
Metals and mining – 0.6%
Freeport-McMoRan, Inc.	29,377	1,119,264
Newmont Corp.	17,421	1,094,387
Nucor Corp.	13,124	1,365,158
Reliance Steel & Aluminum Company	2,985	469,093
Southern Copper Corp.	2,153	141,323
Steel Dynamics, Inc.	9,054	583,530
Real estate – 3.2%		23,680,298
Equity real estate investment trusts – 2.9%
Alexandria Real Estate Equities, Inc.	2,872	578,248
American Homes 4 Rent, Class A	6,265	263,130
American Tower Corp.	5,020	1,419,656
Americold Realty Trust	3,394	131,857
AvalonBay Communities, Inc.	3,483	793,532
Boston Properties, Inc.	3,934	461,773
Camden Property Trust	2,372	354,353
Crown Castle International Corp.	5,341	1,031,294
CubeSmart	3,828	190,098
CyrusOne, Inc.	2,125	151,449
Digital Realty Trust, Inc.	4,910	756,926
Duke Realty Corp.	9,260	471,149
Equinix, Inc.	1,125	922,961
Equity LifeStyle Properties, Inc.	4,129	346,010
Equity Residential	7,817	657,644
Essex Property Trust, Inc.	1,664	545,958
Extra Space Storage, Inc.	3,216	560,034
Federal Realty Investment Trust	1,852	217,666
Gaming and Leisure Properties, Inc.	5,452	258,098
Healthpeak Properties, Inc.	12,133	448,557
Host Hotels & Resorts, Inc. (A)	19,074	303,849
Invitation Homes, Inc.	11,842	481,733
Iron Mountain, Inc.	7,092	310,346
Kilroy Realty Corp.	2,586	179,132
Kimco Realty Corp.	3,830	81,694
Lamar Advertising Company, Class A	2,187	233,134
Medical Properties Trust, Inc.	11,348	238,648
MGM Growth Properties LLC, Class A	2,930	110,754
Mid-America Apartment Communities, Inc.	2,791	538,942
National Retail Properties, Inc.	4,002	195,578
Omega Healthcare Investors, Inc.	5,495	199,359
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	35

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Real estate (continued)
Equity real estate investment trusts (continued)
Prologis, Inc.	9,400	$1,203,576
Public Storage	1,973	616,523
Realty Income Corp.	7,641	537,086
Regency Centers Corp.	3,836	250,913
SBA Communications Corp.	2,125	724,604
Simon Property Group, Inc.	5,111	646,644
STORE Capital Corp.	4,666	168,863
Sun Communities, Inc.	2,321	455,171
UDR, Inc.	7,314	402,197
Ventas, Inc.	8,923	533,417
VEREIT, Inc.	5,204	254,840
VICI Properties, Inc.	11,395	355,410
Vornado Realty Trust	4,495	195,533
Welltower, Inc.	8,613	748,125
Weyerhaeuser Company	24,897	839,776
WP Carey, Inc.	3,720	300,167
Real estate management and development – 0.3%
CBRE Group, Inc., Class A (A)	15,341	1,479,793
eXp World Holdings, Inc. (A)	573	20,582
Jones Lang LaSalle, Inc. (A)	2,168	482,532
Redfin Corp. (A)(B)	529	30,984
Utilities – 3.4%		25,167,985
Electric utilities – 1.9%
Alliant Energy Corp.	9,005	527,063
American Electric Power Company, Inc.	13,246	1,167,238
Avangrid, Inc.	1,775	92,549
Duke Energy Corp.	12,766	1,341,834
Edison International	15,310	834,395
Entergy Corp.	9,666	994,825
Evergy, Inc.	9,735	634,917
Eversource Energy	11,703	1,009,618
Exelon Corp.	26,314	1,231,495
FirstEnergy Corp.	17,995	689,568
NextEra Energy, Inc.	22,025	1,715,748
NRG Energy, Inc.	7,739	319,156
Pinnacle West Capital Corp.	5,263	439,724
PPL Corp.	34,980	992,383
The Southern Company	19,220	1,227,581
Xcel Energy, Inc.	14,517	990,785
Gas utilities – 0.1%
Atmos Energy Corp.	3,780	372,670
UGI Corp.	8,706	400,389
Independent power and renewable electricity producers – 0.1%
Brookfield Renewable Corp., Class A	1,685	71,511
The AES Corp.	29,845	707,327
Vistra Corp.	12,014	230,068
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Utilities (continued)
Multi-utilities – 1.1%
Ameren Corp.	11,382	$955,177
CenterPoint Energy, Inc.	21,226	540,414
CMS Energy Corp.	10,771	665,540
Consolidated Edison, Inc.	13,955	1,029,460
Dominion Energy, Inc.	9,711	727,063
DTE Energy Company	7,910	928,001
NiSource, Inc.	17,056	422,477
Public Service Enterprise Group, Inc.	19,406	1,207,635
Sempra Energy	4,360	569,634
WEC Energy Group, Inc.	9,965	938,105
Water utilities – 0.2%
American Water Works Company, Inc.	5,580	949,214
Essential Utilities, Inc.	4,976	244,421

SHORT-TERM INVESTMENTS – 0.1%		$583,575
(Cost $583,508)
Short-term funds – 0.1%		583,575
John Hancock Collateral Trust, 0.0455% (C)(D)	30,966	309,864

State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (C)	273,711	273,711
Total investments (Multifactor Large Cap ETF) (Cost $554,648,589) 100.0%		$737,100,775
Other assets and liabilities, net (0.0%)		(65,568)
Total net assets 100.0%		$737,035,207

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 7-31-21. The value of securities on loan amounted to $1,056,813. In addition to the cash collateral invested in John Hancock Collateral Trust, non-cash collateral of $815,444 in the form of U.S. Treasuries was pledged to the fund.
(C)	The rate shown is the annualized seven-day yield as of 7-31-21.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR MATERIALS ETF

As of 7-31-21 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 100.0%		$28,480,117
(Cost $22,284,021)
Industrials – 1.6%		448,169
Building products – 1.6%
Owens Corning	3,776	363,100
The AZEK Company, Inc. (A)	2,339	85,069
Materials – 97.4%		27,750,433
Chemicals – 54.3%
Air Products & Chemicals, Inc.	3,364	979,025
36	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR MATERIALS ETF (continued)

	Shares or Principal Amount	Value
Materials (continued)
Chemicals (continued)
Albemarle Corp.	3,227	$664,891
Ashland Global Holdings, Inc.	2,185	185,878
Axalta Coating Systems, Ltd. (A)	10,166	305,997
Celanese Corp.	3,767	586,786
CF Industries Holdings, Inc.	9,090	429,503
Dow, Inc.	16,899	1,050,442
DuPont de Nemours, Inc.	19,253	1,444,937
Eastman Chemical Company	5,733	646,224
Ecolab, Inc.	3,931	868,083
FMC Corp.	4,199	449,083
Huntsman Corp.	8,185	216,166
International Flavors & Fragrances, Inc.	5,696	858,045
Linde PLC	6,178	1,899,055
LyondellBasell Industries NV, Class A	10,662	1,059,056
PPG Industries, Inc.	8,776	1,435,052
RPM International, Inc.	5,341	462,477
The Mosaic Company	12,243	382,349
The Scotts Miracle-Gro Company	1,326	234,649
The Sherwin-Williams Company	4,140	1,204,864
Westlake Chemical Corp.	1,431	118,659
Construction materials – 6.0%
Martin Marietta Materials, Inc.	2,328	845,762
Vulcan Materials Company	4,723	850,093
Containers and packaging – 22.0%
Amcor PLC	66,935	773,769
AptarGroup, Inc.	2,358	303,993
Ardagh Group SA	503	11,745
Avery Dennison Corp.	2,838	597,910
Ball Corp.	11,214	906,988
Berry Global Group, Inc. (A)	7,358	473,046
Crown Holdings, Inc.	5,000	498,800
International Paper Company	18,360	1,060,474
Packaging Corp. of America	4,000	566,000
Sealed Air Corp.	5,314	301,570
Sonoco Products Company	4,866	310,402
Westrock Company	9,394	462,279
Metals and mining – 15.1%
Cleveland-Cliffs, Inc. (A)(B)	8,456	211,400
Freeport-McMoRan, Inc.	20,434	778,535
Newmont Corp.	14,466	908,754
Nucor Corp.	10,255	1,066,725
Reliance Steel & Aluminum Company	2,322	364,902
Royal Gold, Inc.	1,856	225,541
Southern Copper Corp.	1,790	117,496
Steel Dynamics, Inc.	9,822	633,028
Utilities – 1.0%		281,515
Multi-utilities – 1.0%
MDU Resources Group, Inc.	8,875	281,515
MULTIFACTOR MATERIALS ETF (continued)

	Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS – 0.2%		$71,406
(Cost $71,406)
Short-term funds – 0.2%		71,406
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (C)	71,406	$71,406
Total investments (Multifactor Materials ETF) (Cost $22,355,427) 100.2%		$28,551,523
Other assets and liabilities, net (0.2%)		(58,356)
Total net assets 100.0%		$28,493,167

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 7-31-21. The value of securities on loan amounted to $190,250. In addition to the cash collateral invested in John Hancock Collateral Trust, non-cash collateral of $194,843 in the form of U.S. Treasuries was pledged to the fund.
(C)	The rate shown is the annualized seven-day yield as of 7-31-21.
MULTIFACTOR MEDIA AND COMMUNICATIONS ETF

As of 7-31-21 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 100.0%		$31,347,516
(Cost $25,128,626)
Communication services – 97.1%		30,463,066
Diversified telecommunication services – 10.3%
AT&T, Inc.	35,543	996,981
Lumen Technologies, Inc.	66,475	828,943
Verizon Communications, Inc.	25,071	1,398,460
Entertainment – 24.5%
Activision Blizzard, Inc.	13,401	1,120,592
Electronic Arts, Inc.	8,973	1,291,753
Liberty Media Corp.-Liberty Formula One, Series A (A)	1,214	50,332
Liberty Media Corp.-Liberty Formula One, Series C (A)	6,794	318,842
Live Nation Entertainment, Inc. (A)	3,724	293,786
Netflix, Inc. (A)	3,366	1,742,141
Spotify Technology SA (A)	1,278	292,240
Take-Two Interactive Software, Inc. (A)	2,636	457,135
The Walt Disney Company (A)	9,596	1,689,088
Warner Music Group Corp., Class A	3,626	137,027
Zynga, Inc., Class A (A)	29,942	302,414
Interactive media and services – 25.1%
Alphabet, Inc., Class A (A)	458	1,234,095
Alphabet, Inc., Class C (A)	436	1,179,127
Angi, Inc. (A)	2,484	28,591
Facebook, Inc., Class A (A)	7,042	2,509,062
InterActiveCorp (A)	3,103	426,011
Match Group, Inc. (A)	3,895	620,357
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	37

MULTIFACTOR MEDIA AND COMMUNICATIONS ETF (continued)

	Shares or Principal Amount	Value
Communication services (continued)
Interactive media and services (continued)
Pinterest, Inc., Class A (A)	5,173	$304,690
Snap, Inc., Class A (A)	7,107	528,903
TripAdvisor, Inc. (A)	1,879	71,308
Twitter, Inc. (A)	7,454	519,917
Vimeo, Inc. (A)	5,046	226,061
Zillow Group, Inc., Class A (A)	481	51,530
Zillow Group, Inc., Class C (A)	1,481	157,371
Media – 33.6%
Altice USA, Inc., Class A (A)	7,044	216,462
Cable One, Inc.	194	366,270
Charter Communications, Inc., Class A (A)	1,960	1,458,338
Comcast Corp., Class A	34,408	2,024,223
Discovery, Inc., Series A (A)(B)	9,181	266,341
Discovery, Inc., Series C (A)	16,991	460,626
DISH Network Corp., Class A (A)	9,773	409,391
Fox Corp., Class A	12,839	457,839
Fox Corp., Class B	6,133	203,861
Liberty Broadband Corp., Series A (A)	911	156,391
Liberty Broadband Corp., Series C (A)	5,305	941,584
Liberty Media Corp.-Liberty SiriusXM, Series A (A)	2,699	126,016
Liberty Media Corp.-Liberty SiriusXM, Series C (A)	5,462	252,344
News Corp., Class A	13,333	328,392
News Corp., Class B	4,578	107,629
Nexstar Media Group, Inc., Class A	2,710	398,560
Omnicom Group, Inc.	11,736	854,616
Sirius XM Holdings, Inc. (B)	30,155	195,103
The Interpublic Group of Companies, Inc.	21,438	758,048
The New York Times Company, Class A	3,697	161,855
ViacomCBS, Inc., Class A	300	13,359
ViacomCBS, Inc., Class B	9,599	392,887
Wireless telecommunication services – 3.6%
T-Mobile US, Inc. (A)	7,889	1,136,174
Industrials – 2.1%		644,235
Professional services – 2.1%
Nielsen Holdings PLC	22,551	534,233
Upwork, Inc. (A)	2,124	110,002
Information technology – 0.8%		240,215
Software – 0.8%
Dynatrace, Inc. (A)	3,761	240,215
MULTIFACTOR MEDIA AND COMMUNICATIONS ETF (continued)

	Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS – 0.1%		$27,070
(Cost $27,070)
Short-term funds – 0.1%		27,070
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (C)	27,070	$27,070
Total investments (Multifactor Media and Communications ETF) (Cost $25,155,696) 100.1%		$31,374,586
Other assets and liabilities, net (0.1%)		(19,284)
Total net assets 100.0%		$31,355,302

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 7-31-21. The value of securities on loan amounted to $414,487. In addition to the cash collateral invested in John Hancock Collateral Trust, non-cash collateral of $438,188 in the form of U.S. Treasuries was pledged to the fund.
(C)	The rate shown is the annualized seven-day yield as of 7-31-21.
MULTIFACTOR MID CAP ETF

As of 7-31-21 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$2,309,792,851
(Cost $1,727,926,589)
Communication services – 3.2%		73,923,078
Diversified telecommunication services – 0.3%
Lumen Technologies, Inc.	581,056	7,245,768
Entertainment – 0.6%
Liberty Media Corp.-Liberty Formula One, Series A (A)	7,627	316,215
Liberty Media Corp.-Liberty Formula One, Series C (A)	78,825	3,699,257
Live Nation Entertainment, Inc. (A)	24,441	1,928,150
Take-Two Interactive Software, Inc. (A)	24,595	4,265,265
Warner Music Group Corp., Class A	15,678	592,472
Zynga, Inc., Class A (A)	247,503	2,499,780
Interactive media and services – 0.2%
Angi, Inc. (A)	16,916	194,703
InterActiveCorp (A)	19,516	2,679,352
TripAdvisor, Inc. (A)	11,268	427,621
Vimeo, Inc. (A)	31,478	1,410,214
ZoomInfo Technologies, Inc., Class A (A)	10,043	539,811
Media – 2.1%
Altice USA, Inc., Class A (A)	58,186	1,788,056
Cable One, Inc.	1,943	3,668,365
Discovery, Inc., Series A (A)	39,992	1,160,168
Discovery, Inc., Series C (A)	89,568	2,428,188
DISH Network Corp., Class A (A)	68,950	2,888,316
Fox Corp., Class A	81,929	2,921,588
38	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Communication services (continued)
Media (continued)
Fox Corp., Class B	37,126	$1,234,068
Liberty Broadband Corp., Series A (A)	5,257	902,469
Liberty Broadband Corp., Series C (A)	42,776	7,592,312
Liberty Media Corp.-Liberty SiriusXM, Series A (A)	25,833	1,206,143
Liberty Media Corp.-Liberty SiriusXM, Series C (A)	38,437	1,775,789
News Corp., Class A	158,271	3,898,215
News Corp., Class B	47,119	1,107,768
Nexstar Media Group, Inc., Class A	22,342	3,285,838
Omnicom Group, Inc.	52,362	3,813,001
Sirius XM Holdings, Inc. (B)	110,819	716,999
The Interpublic Group of Companies, Inc.	165,216	5,842,038
The New York Times Company, Class A	43,288	1,895,149
Consumer discretionary – 13.4%		309,701,357
Auto components – 0.8%
Autoliv, Inc.	39,408	3,975,479
BorgWarner, Inc.	96,279	4,715,745
Fox Factory Holding Corp. (A)	8,724	1,409,275
Gentex Corp.	106,379	3,620,077
Lear Corp.	28,622	5,008,278
Automobiles – 0.2%
Harley-Davidson, Inc.	75,312	2,983,861
Thor Industries, Inc.	24,062	2,847,978
Distributors – 0.8%
Genuine Parts Company	40,292	5,113,861
LKQ Corp. (A)	126,114	6,400,286
Pool Corp.	12,907	6,167,223
Diversified consumer services – 0.6%
Bright Horizons Family Solutions, Inc. (A)	17,951	2,683,675
Chegg, Inc. (A)	29,238	2,591,364
Service Corp. International	92,351	5,771,014
Terminix Global Holdings, Inc. (A)	52,594	2,761,185
Hotels, restaurants and leisure – 2.3%
Aramark	101,161	3,553,786
Boyd Gaming Corp. (A)	17,747	1,011,579
Caesars Entertainment, Inc. (A)	37,511	3,276,961
Choice Hotels International, Inc.	9,337	1,119,506
Churchill Downs, Inc.	8,816	1,638,013
Darden Restaurants, Inc.	35,263	5,144,166
Domino’s Pizza, Inc.	9,362	4,919,637
DraftKings, Inc., Class A (A)	32,042	1,554,037
Expedia Group, Inc. (A)	23,542	3,787,202
Hyatt Hotels Corp., Class A (A)	14,719	1,175,607
Marriott Vacations Worldwide Corp. (A)	14,528	2,140,991
MGM Resorts International	106,633	4,001,936
Norwegian Cruise Line Holdings, Ltd. (A)	90,773	2,181,275
Penn National Gaming, Inc. (A)	27,380	1,872,244
Planet Fitness, Inc., Class A (A)	21,741	1,635,575
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Royal Caribbean Cruises, Ltd. (A)	28,350	$2,179,265
Texas Roadhouse, Inc.	22,218	2,047,833
Vail Resorts, Inc. (A)	15,805	4,823,686
Wyndham Hotels & Resorts, Inc.	32,357	2,331,645
Wynn Resorts, Ltd. (A)	22,119	2,174,961
Household durables – 2.7%
D.R. Horton, Inc.	88,156	8,412,727
Garmin, Ltd.	36,805	5,785,746
Helen of Troy, Ltd. (A)	7,673	1,714,071
Leggett & Platt, Inc.	55,451	2,663,312
Lennar Corp., A Shares	65,553	6,892,898
Lennar Corp., B Shares	3,915	338,060
Mohawk Industries, Inc. (A)	19,211	3,744,224
Newell Brands, Inc.	141,692	3,506,877
NVR, Inc. (A)	1,139	5,948,541
PulteGroup, Inc.	112,525	6,174,247
Tempur Sealy International, Inc.	63,692	2,755,953
Toll Brothers, Inc.	53,097	3,147,059
TopBuild Corp. (A)	11,074	2,244,589
Whirlpool Corp.	36,434	8,071,588
Internet and direct marketing retail – 0.3%
Etsy, Inc. (A)	27,528	5,051,663
Stitch Fix, Inc., Class A (A)	7,771	419,012
Wayfair, Inc., Class A (A)(B)	6,596	1,592,011
Leisure products – 0.8%
Brunswick Corp.	40,720	4,251,168
Hasbro, Inc.	46,916	4,665,327
Mattel, Inc. (A)	82,931	1,801,261
Peloton Interactive, Inc., Class A (A)	18,821	2,221,819
Polaris, Inc.	24,281	3,182,511
YETI Holdings, Inc. (A)	24,743	2,383,493
Multiline retail – 0.4%
Dollar Tree, Inc. (A)	65,403	6,526,565
Kohl’s Corp.	44,444	2,257,755
Ollie’s Bargain Outlet Holdings, Inc. (A)	12,776	1,189,446
Specialty retail – 3.4%
Advance Auto Parts, Inc.	31,022	6,578,525
AutoNation, Inc. (A)	36,396	4,415,927
AutoZone, Inc. (A)	3,086	5,010,337
Best Buy Company, Inc.	72,189	8,110,434
Burlington Stores, Inc. (A)	11,300	3,783,240
CarMax, Inc. (A)	51,749	6,931,779
Dick’s Sporting Goods, Inc.	31,679	3,299,051
Five Below, Inc. (A)	17,972	3,494,116
Floor & Decor Holdings, Inc., Class A (A)	33,687	4,110,151
GameStop Corp., Class A (A)	6,643	1,070,320
L Brands, Inc.	53,909	4,316,494
Lithia Motors, Inc.	10,917	4,118,111
RH (A)	5,072	3,368,214
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	39

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Specialty retail (continued)
The Gap, Inc.	93,977	$2,741,309
Tractor Supply Company	36,222	6,553,646
Ulta Beauty, Inc. (A)	14,482	4,863,056
Williams-Sonoma, Inc.	37,036	5,618,361
Textiles, apparel and luxury goods – 1.1%
Capri Holdings, Ltd. (A)	49,220	2,771,578
Columbia Sportswear Company	13,286	1,323,551
Deckers Outdoor Corp. (A)	11,597	4,764,627
Hanesbrands, Inc.	160,520	2,931,095
Levi Strauss & Company, Class A	20,818	572,911
PVH Corp. (A)	26,416	2,763,642
Ralph Lauren Corp.	16,852	1,913,039
Skechers U.S.A., Inc., Class A (A)	54,207	2,909,832
Tapestry, Inc. (A)	86,623	3,664,153
Under Armour, Inc., Class A (A)	55,914	1,143,441
Under Armour, Inc., Class C (A)	57,037	999,288
Consumer staples – 3.0%		70,463,099
Beverages – 0.1%
Molson Coors Beverage Company, Class B (A)	36,989	1,808,392
The Boston Beer Company, Inc., Class A (A)	2,494	1,770,740
Food and staples retailing – 0.7%
Albertsons Companies, Inc., Class A (B)	35,381	764,230
BJ’s Wholesale Club Holdings, Inc. (A)	32,374	1,639,419
Casey’s General Stores, Inc.	15,256	3,016,264
Performance Food Group Company (A)	45,045	2,063,962
The Kroger Company	116,629	4,746,800
U.S. Foods Holding Corp. (A)	87,966	3,020,752
Food products – 1.7%
Beyond Meat, Inc. (A)(B)	8,367	1,026,631
Bunge, Ltd.	58,621	4,550,748
Campbell Soup Company	44,967	1,965,957
Conagra Brands, Inc.	111,942	3,748,938
Darling Ingredients, Inc. (A)	63,075	4,356,590
Freshpet, Inc. (A)	7,241	1,060,444
Hormel Foods Corp.	37,399	1,734,566
Ingredion, Inc.	29,735	2,611,030
Lamb Weston Holdings, Inc.	48,444	3,234,606
McCormick & Company, Inc.	50,002	4,208,668
Pilgrim’s Pride Corp. (A)	21,288	471,529
Post Holdings, Inc. (A)	28,255	2,891,617
The J.M. Smucker Company	27,025	3,543,248
Tyson Foods, Inc., Class A	49,824	3,560,423
Household products – 0.4%
Church & Dwight Company, Inc.	53,201	4,606,143
Reynolds Consumer Products, Inc.	14,594	415,199
The Clorox Company	28,156	5,093,139
Personal products – 0.1%
Coty, Inc., Class A (A)	68,387	597,019
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer staples (continued)
Personal products (continued)
Herbalife Nutrition, Ltd. (A)	38,399	$1,956,045
Energy – 2.4%		55,233,922
Energy equipment and services – 0.3%
Baker Hughes Company	110,690	2,351,056
Halliburton Company	148,836	3,077,928
NOV, Inc. (A)	111,922	1,545,643
Oil, gas and consumable fuels – 2.1%
APA Corp.	93,532	1,753,725
Cabot Oil & Gas Corp.	109,747	1,755,952
Cheniere Energy, Inc. (A)	43,819	3,721,548
Cimarex Energy Company	15,832	1,032,246
Continental Resources, Inc.	24,732	844,598
Devon Energy Corp.	83,447	2,156,270
Diamondback Energy, Inc.	51,803	3,995,565
DT Midstream, Inc. (A)	21,130	895,912
Hess Corp.	54,575	4,171,713
HollyFrontier Corp.	66,485	1,954,659
Marathon Oil Corp.	288,754	3,346,659
New Fortress Energy, Inc.	10,865	329,318
Occidental Petroleum Corp.	203,733	5,317,431
ONEOK, Inc.	88,350	4,591,550
Ovintiv, Inc.	101,756	2,611,059
Pioneer Natural Resources Company	28,186	4,097,399
Targa Resources Corp.	73,796	3,107,550
Texas Pacific Land Corp.	1,726	2,576,141
Financials – 13.0%		299,420,925
Banks – 3.8%
BOK Financial Corp.	10,380	872,024
Citizens Financial Group, Inc.	130,506	5,502,133
Comerica, Inc.	47,430	3,256,544
Commerce Bancshares, Inc.	43,448	3,073,077
Cullen/Frost Bankers, Inc.	20,885	2,241,378
East West Bancorp, Inc.	61,102	4,347,407
Fifth Third Bancorp	215,424	7,817,737
First Citizens BancShares, Inc., Class A	1,483	1,160,581
First Financial Bankshares, Inc.	41,547	2,029,155
First Horizon Corp.	196,321	3,033,159
First Republic Bank	38,636	7,534,793
Huntington Bancshares, Inc.	475,502	6,695,068
KeyCorp	273,347	5,374,002
M&T Bank Corp.	27,758	3,715,408
People’s United Financial, Inc.	163,538	2,567,547
Pinnacle Financial Partners, Inc.	13,603	1,218,965
Prosperity Bancshares, Inc.	33,539	2,287,024
Regions Financial Corp.	294,257	5,664,447
Signature Bank	21,606	4,903,914
SVB Financial Group (A)	14,044	7,723,638
Synovus Financial Corp.	36,593	1,496,654
40	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Banks (continued)
Western Alliance Bancorp	20,759	$1,926,850
Zions Bancorp NA	73,485	3,832,243
Capital markets – 3.7%
Affiliated Managers Group, Inc.	10,553	1,672,017
Ameriprise Financial, Inc.	32,921	8,479,133
Apollo Global Management, Inc. (B)	24,627	1,449,545
Ares Management Corp., Class A	26,046	1,865,154
Cboe Global Markets, Inc.	34,281	4,061,270
FactSet Research Systems, Inc.	11,552	4,127,299
Franklin Resources, Inc.	92,256	2,726,165
Interactive Brokers Group, Inc., Class A	18,652	1,153,813
Invesco, Ltd.	136,512	3,328,163
Jefferies Financial Group, Inc.	93,970	3,118,864
LPL Financial Holdings, Inc.	26,958	3,802,156
MarketAxess Holdings, Inc.	11,037	5,244,451
Morningstar, Inc.	7,563	1,910,641
MSCI, Inc.	17,526	10,444,795
Nasdaq, Inc.	32,589	6,085,344
Northern Trust Corp.	49,415	5,576,483
Raymond James Financial, Inc.	36,525	4,729,257
SEI Investments Company	50,996	3,100,557
State Street Corp.	59,793	5,210,362
Stifel Financial Corp.	29,998	1,996,067
T. Rowe Price Group, Inc.	16,543	3,377,419
Tradeweb Markets, Inc., Class A	10,984	952,642
Consumer finance – 0.9%
Ally Financial, Inc.	173,055	8,888,105
Credit Acceptance Corp. (A)(B)	3,982	1,930,354
OneMain Holdings, Inc.	37,774	2,304,214
Santander Consumer USA Holdings, Inc.	43,218	1,773,235
Synchrony Financial	139,854	6,575,935
Diversified financial services – 0.4%
Equitable Holdings, Inc.	139,400	4,303,278
Voya Financial, Inc.	63,425	4,084,570
Insurance – 4.1%
Alleghany Corp. (A)	4,478	2,969,362
American Financial Group, Inc.	28,786	3,641,141
Arch Capital Group, Ltd. (A)	87,320	3,405,480
Arthur J. Gallagher & Company	47,644	6,637,286
Assurant, Inc.	23,705	3,740,886
Athene Holding, Ltd., Class A (A)	67,533	4,363,982
Brown & Brown, Inc.	76,895	4,183,088
Cincinnati Financial Corp.	37,388	4,407,297
CNA Financial Corp.	8,732	384,295
Erie Indemnity Company, Class A	8,340	1,541,983
Everest Re Group, Ltd.	12,936	3,270,609
Fidelity National Financial, Inc.	106,268	4,740,615
First American Financial Corp.	51,011	3,433,550
Globe Life, Inc.	40,035	3,727,659
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Insurance (continued)
Lemonade, Inc. (A)(B)	5,676	$494,153
Lincoln National Corp.	60,751	3,743,477
Loews Corp.	73,168	3,924,000
Markel Corp. (A)	3,132	3,777,724
Old Republic International Corp.	113,643	2,802,436
Primerica, Inc.	16,036	2,344,784
Principal Financial Group, Inc.	77,293	4,802,214
Reinsurance Group of America, Inc.	30,275	3,335,700
RenaissanceRe Holdings, Ltd.	16,738	2,555,725
The Hartford Financial Services Group, Inc.	116,409	7,405,941
W.R. Berkley Corp.	46,043	3,368,966
Willis Towers Watson PLC	26,248	5,409,188
Thrifts and mortgage finance – 0.1%
New York Community Bancorp, Inc.	182,387	2,148,519
TFS Financial Corp.	16,213	315,829
Health care – 13.7%		317,457,328
Biotechnology – 2.3%
ACADIA Pharmaceuticals, Inc. (A)	25,670	555,242
Acceleron Pharma, Inc. (A)	14,478	1,810,619
Allakos, Inc. (A)	7,042	560,262
Alnylam Pharmaceuticals, Inc. (A)	23,290	4,167,513
Arrowhead Pharmaceuticals, Inc. (A)	18,513	1,282,766
BioMarin Pharmaceutical, Inc. (A)	36,665	2,813,305
Blueprint Medicines Corp. (A)	9,894	869,386
Bridgebio Pharma, Inc. (A)	13,198	705,433
CRISPR Therapeutics AG (A)	15,540	1,880,651
Denali Therapeutics, Inc. (A)	14,248	727,075
Exact Sciences Corp. (A)	30,009	3,236,171
Exelixis, Inc. (A)	142,953	2,408,758
Fate Therapeutics, Inc. (A)	10,290	852,012
Halozyme Therapeutics, Inc. (A)	28,151	1,163,481
Horizon Therapeutics PLC (A)	71,334	7,134,827
Incyte Corp. (A)	26,729	2,067,488
Invitae Corp. (A)(B)	30,941	866,039
Ionis Pharmaceuticals, Inc. (A)	43,034	1,598,283
Iovance Biotherapeutics, Inc. (A)	27,651	615,788
Kodiak Sciences, Inc. (A)	3,881	325,383
Mirati Therapeutics, Inc. (A)	7,794	1,247,508
Natera, Inc. (A)	13,434	1,538,462
Neurocrine Biosciences, Inc. (A)	30,199	2,814,849
Novavax, Inc. (A)	8,061	1,445,579
Sarepta Therapeutics, Inc. (A)	11,887	805,701
Seagen, Inc. (A)	16,866	2,587,076
TG Therapeutics, Inc. (A)	15,766	551,652
Twist Bioscience Corp. (A)	6,473	796,503
Ultragenyx Pharmaceutical, Inc. (A)	14,432	1,152,107
United Therapeutics Corp. (A)	19,792	3,600,759
Vir Biotechnology, Inc. (A)	12,851	458,138
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	41

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Health care equipment and supplies – 3.5%
ABIOMED, Inc. (A)	9,713	$3,177,511
Dentsply Sirona, Inc.	86,788	5,731,480
Envista Holdings Corp. (A)	45,554	1,962,466
Globus Medical, Inc., Class A (A)	32,153	2,674,165
Haemonetics Corp. (A)	19,799	1,203,581
Hill-Rom Holdings, Inc.	37,762	5,228,527
Hologic, Inc. (A)	90,735	6,808,754
Insulet Corp. (A)	11,768	3,291,392
Integra LifeSciences Holdings Corp. (A)	24,830	1,797,444
Masimo Corp. (A)	17,430	4,747,758
Nevro Corp. (A)	5,247	813,285
Novocure, Ltd. (A)	17,434	2,685,010
Penumbra, Inc. (A)	8,772	2,335,370
Quidel Corp. (A)	16,313	2,307,800
ResMed, Inc.	36,564	9,938,095
STERIS PLC	27,535	6,001,253
Tandem Diabetes Care, Inc. (A)	12,827	1,393,910
Teleflex, Inc.	12,684	5,041,002
The Cooper Companies, Inc.	14,233	6,003,052
West Pharmaceutical Services, Inc.	19,383	7,980,563
Health care providers and services – 3.0%
1Life Healthcare, Inc. (A)	16,927	457,706
Amedisys, Inc. (A)	11,533	3,005,730
AmerisourceBergen Corp.	35,423	4,327,628
Cardinal Health, Inc.	89,218	5,297,765
Chemed Corp.	6,240	2,970,365
DaVita, Inc. (A)	43,377	5,216,084
Encompass Health Corp.	52,855	4,400,179
Guardant Health, Inc. (A)	14,117	1,550,047
HealthEquity, Inc. (A)	31,290	2,314,834
Henry Schein, Inc. (A)	66,983	5,368,687
Laboratory Corp. of America Holdings (A)	32,461	9,613,325
LHC Group, Inc. (A)	8,909	1,917,039
Molina Healthcare, Inc. (A)	31,358	8,561,048
Oak Street Health, Inc. (A)	3,600	226,944
Quest Diagnostics, Inc.	50,055	7,097,799
R1 RCM, Inc. (A)	59,682	1,277,792
Universal Health Services, Inc., Class B	39,756	6,377,260
Health care technology – 0.6%
Cerner Corp.	90,466	7,272,562
Change Healthcare, Inc. (A)	95,997	2,084,095
Inspire Medical Systems, Inc. (A)	3,479	637,214
Schrodinger, Inc. (A)	9,073	613,970
Teladoc Health, Inc. (A)(B)	16,443	2,440,963
Life sciences tools and services – 3.4%
10X Genomics, Inc., Class A (A)	8,097	1,483,613
Adaptive Biotechnologies Corp. (A)	22,747	833,905
Agilent Technologies, Inc.	55,941	8,571,839
Avantor, Inc. (A)	112,378	4,223,165
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Life sciences tools and services (continued)
Bio-Rad Laboratories, Inc., Class A (A)	7,193	$5,319,295
Bio-Techne Corp.	11,733	5,658,122
Bruker Corp.	46,948	3,861,473
Charles River Laboratories International, Inc. (A)	18,812	7,654,979
IQVIA Holdings, Inc. (A)	25,502	6,316,845
Medpace Holdings, Inc. (A)	10,925	1,922,145
Mettler-Toledo International, Inc. (A)	6,609	9,739,749
NeoGenomics, Inc. (A)	31,852	1,468,377
Pacific Biosciences of California, Inc. (A)	24,308	781,502
PerkinElmer, Inc.	40,195	7,324,735
PPD, Inc. (A)	24,064	1,109,832
Repligen Corp. (A)	14,775	3,630,218
Sotera Health Company (A)	9,956	235,957
Syneos Health, Inc. (A)	38,016	3,408,895
Waters Corp. (A)	14,762	5,754,375
Pharmaceuticals – 0.9%
Atea Pharmaceuticals, Inc. (A)(B)	1,737	43,494
Catalent, Inc. (A)	60,176	7,209,687
Elanco Animal Health, Inc. (A)	110,499	4,029,899
Jazz Pharmaceuticals PLC (A)	28,625	4,852,510
Perrigo Company PLC	50,620	2,431,279
Viatris, Inc.	199,088	2,801,168
Industrials – 15.8%		364,872,639
Aerospace and defense – 1.2%
Axon Enterprise, Inc. (A)	11,854	2,205,081
BWX Technologies, Inc.	32,469	1,864,695
HEICO Corp.	8,561	1,157,875
HEICO Corp., Class A	14,068	1,706,308
Howmet Aerospace, Inc. (A)	123,592	4,056,289
Huntington Ingalls Industries, Inc.	16,241	3,331,516
Teledyne Technologies, Inc. (A)	15,146	6,857,654
Textron, Inc.	85,912	5,928,787
Virgin Galactic Holdings, Inc. (A)	23,145	694,119
Air freight and logistics – 0.7%
C.H. Robinson Worldwide, Inc.	47,162	4,205,436
Expeditors International of Washington, Inc.	51,490	6,603,593
XPO Logistics, Inc. (A)	43,224	5,994,737
Airlines – 0.1%
Alaska Air Group, Inc. (A)	15,772	915,249
American Airlines Group, Inc. (A)	39,616	807,374
JetBlue Airways Corp. (A)	18,747	277,268
United Airlines Holdings, Inc. (A)	23,951	1,118,991
Building products – 1.5%
A.O. Smith Corp.	49,831	3,504,614
Advanced Drainage Systems, Inc.	11,304	1,380,105
Allegion PLC	35,020	4,783,732
Builders FirstSource, Inc. (A)	48,393	2,153,489
Fortune Brands Home & Security, Inc.	64,061	6,244,026
42	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Building products (continued)
Lennox International, Inc.	9,855	$3,246,533
Masco Corp.	78,102	4,663,470
Owens Corning	48,452	4,659,144
The AZEK Company, Inc. (A)	12,402	451,061
Trex Company, Inc. (A)	34,899	3,388,693
Commercial services and supplies – 1.2%
ADT, Inc.	75,701	794,103
Copart, Inc. (A)	54,807	8,056,629
IAA, Inc. (A)	43,726	2,644,548
MSA Safety, Inc.	10,978	1,805,661
Republic Services, Inc.	65,154	7,711,627
Rollins, Inc.	58,812	2,254,264
Stericycle, Inc. (A)	29,984	2,115,371
Tetra Tech, Inc.	15,169	2,025,365
Construction and engineering – 0.7%
AECOM (A)	53,461	3,365,905
EMCOR Group, Inc.	22,043	2,685,058
MasTec, Inc. (A)	16,877	1,708,459
Quanta Services, Inc.	68,846	6,258,101
WillScot Mobile Mini Holdings Corp. (A)	42,366	1,216,328
Electrical equipment – 1.7%
AMETEK, Inc.	60,830	8,458,412
Generac Holdings, Inc. (A)	15,650	6,562,984
Hubbell, Inc.	26,960	5,404,402
Plug Power, Inc. (A)	62,510	1,705,273
Rockwell Automation, Inc.	31,105	9,562,299
Sensata Technologies Holding PLC (A)	85,027	4,984,283
Sunrun, Inc. (A)	45,757	2,423,748
Industrial conglomerates – 0.2%
Carlisle Companies, Inc.	24,659	4,987,036
Machinery – 4.2%
AGCO Corp.	31,383	4,146,008
Donaldson Company, Inc.	55,692	3,686,253
Dover Corp.	46,804	7,821,884
Fortive Corp.	41,397	3,007,906
Graco, Inc.	57,372	4,479,606
IDEX Corp.	18,537	4,202,153
Ingersoll Rand, Inc. (A)	75,524	3,690,858
ITT, Inc.	34,667	3,394,246
Lincoln Electric Holdings, Inc.	23,561	3,285,110
Nikola Corp. (A)(B)	33,089	392,766
Nordson Corp.	19,333	4,371,771
Oshkosh Corp.	31,902	3,813,884
Parker-Hannifin Corp.	34,180	10,665,185
Pentair PLC	61,070	4,499,027
Snap-on, Inc.	23,250	5,068,035
Stanley Black & Decker, Inc.	38,400	7,566,720
The Middleby Corp. (A)	22,972	4,398,908
The Timken Company	22,691	1,803,935
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Machinery (continued)
The Toro Company	37,972	$4,318,935
Wabtec Corp.	53,246	4,518,988
Woodward, Inc.	21,131	2,568,684
Xylem, Inc.	41,233	5,189,173
Professional services – 1.9%
Booz Allen Hamilton Holding Corp.	41,627	3,572,013
CACI International, Inc., Class A (A)	8,776	2,342,841
Dun & Bradstreet Holdings, Inc. (A)	42,476	890,297
Equifax, Inc.	23,906	6,229,904
Jacobs Engineering Group, Inc.	36,739	4,968,950
Leidos Holdings, Inc.	41,037	4,367,158
Nielsen Holdings PLC	164,003	3,885,231
Robert Half International, Inc.	51,204	5,028,745
TransUnion	38,913	4,671,895
TriNet Group, Inc. (A)	15,031	1,247,272
Upwork, Inc. (A)	12,659	655,610
Verisk Analytics, Inc.	32,336	6,141,900
Road and rail – 1.2%
AMERCO	4,086	2,402,405
J.B. Hunt Transport Services, Inc.	25,675	4,324,954
Kansas City Southern	26,974	7,223,637
Knight-Swift Transportation Holdings, Inc.	48,838	2,426,760
Landstar System, Inc.	14,282	2,242,274
Lyft, Inc., Class A (A)	24,714	1,367,178
Old Dominion Freight Line, Inc.	25,992	6,995,747
Trading companies and distributors – 1.2%
Fastenal Company	137,041	7,505,736
SiteOne Landscape Supply, Inc. (A)	13,741	2,401,652
United Rentals, Inc. (A)	27,761	9,148,638
W.W. Grainger, Inc.	13,819	6,143,651
Watsco, Inc.	10,156	2,868,461
Information technology – 19.6%		452,154,611
Communications equipment – 1.4%
Arista Networks, Inc. (A)	15,826	6,020,052
Ciena Corp. (A)	79,513	4,622,886
F5 Networks, Inc. (A)	28,383	5,861,373
Juniper Networks, Inc.	138,813	3,906,198
Lumentum Holdings, Inc. (A)	33,608	2,822,736
Motorola Solutions, Inc.	33,286	7,453,401
Ubiquiti, Inc.	1,565	490,002
Electronic equipment, instruments and components – 3.0%
Arrow Electronics, Inc. (A)	41,828	4,959,546
CDW Corp.	42,027	7,705,650
Cognex Corp.	48,042	4,343,477
Coherent, Inc. (A)	6,110	1,502,693
Corning, Inc.	118,955	4,979,456
Flex, Ltd. (A)	291,746	5,242,676
II-VI, Inc. (A)	47,906	3,344,318
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	43

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Electronic equipment, instruments and components (continued)
IPG Photonics Corp. (A)	13,381	$2,919,199
Jabil, Inc.	90,641	5,396,765
Keysight Technologies, Inc. (A)	53,511	8,805,235
Littelfuse, Inc.	10,789	2,869,766
National Instruments Corp.	58,230	2,568,525
Trimble, Inc. (A)	79,111	6,763,991
Zebra Technologies Corp., Class A (A)	15,359	8,485,540
IT services – 3.4%
Affirm Holdings, Inc. (A)	1,978	111,401
Akamai Technologies, Inc. (A)	58,671	7,035,826
Amdocs, Ltd.	64,925	5,006,367
Broadridge Financial Solutions, Inc.	34,083	5,913,060
Concentrix Corp. (A)	25,095	4,108,804
DXC Technology Company (A)	84,227	3,367,395
EPAM Systems, Inc. (A)	16,405	9,183,519
Euronet Worldwide, Inc. (A)	17,306	2,471,643
Fastly, Inc., Class A (A)(B)	22,622	1,087,440
FleetCor Technologies, Inc. (A)	18,603	4,803,667
Gartner, Inc. (A)	22,983	6,084,290
Genpact, Ltd.	76,721	3,821,473
Globant SA (A)	5,002	1,196,278
GoDaddy, Inc., Class A (A)	42,627	3,574,274
Jack Henry & Associates, Inc.	20,420	3,554,918
MongoDB, Inc. (A)	7,366	2,643,805
Okta, Inc. (A)	12,393	3,070,861
Shift4 Payments, Inc., Class A (A)	4,942	440,777
The Western Union Company	137,375	3,188,474
VeriSign, Inc. (A)	20,466	4,428,228
WEX, Inc. (A)	15,556	2,951,440
Semiconductors and semiconductor equipment – 4.2%
Amkor Technology, Inc.	28,596	704,605
Brooks Automation, Inc.	21,579	1,920,747
Cree, Inc. (A)	41,360	3,836,554
Enphase Energy, Inc. (A)	28,697	5,440,951
Entegris, Inc.	55,374	6,680,319
First Solar, Inc. (A)	41,110	3,537,104
Lattice Semiconductor Corp. (A)	30,133	1,710,048
Marvell Technology, Inc.	214,707	12,991,921
Maxim Integrated Products, Inc.	80,586	8,051,347
MKS Instruments, Inc.	25,898	4,051,483
Monolithic Power Systems, Inc.	11,853	5,325,079
ON Semiconductor Corp. (A)	165,584	6,467,711
Qorvo, Inc. (A)	45,651	8,654,973
Silicon Laboratories, Inc. (A)	14,977	2,231,423
Skyworks Solutions, Inc.	52,416	9,671,276
SolarEdge Technologies, Inc. (A)	15,107	3,919,964
SunPower Corp. (A)	15,413	381,780
Teradyne, Inc.	67,603	8,585,581
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
Universal Display Corp.	16,367	$3,837,898
Software – 6.5%
Alteryx, Inc., Class A (A)	12,251	948,227
Anaplan, Inc. (A)	23,234	1,328,985
ANSYS, Inc. (A)	23,996	8,841,566
Appfolio, Inc., Class A (A)	3,755	531,708
Appian Corp. (A)(B)	6,920	805,696
Aspen Technology, Inc. (A)	27,293	3,991,874
Avalara, Inc. (A)	21,548	3,602,179
Bill.com Holdings, Inc. (A)	16,545	3,421,837
Black Knight, Inc. (A)	38,987	3,228,513
Blackline, Inc. (A)	12,434	1,422,325
CDK Global, Inc.	44,983	2,158,734
Ceridian HCM Holding, Inc. (A)	41,010	4,035,384
Citrix Systems, Inc.	29,241	2,946,031
Cloudflare, Inc., Class A (A)	27,232	3,230,532
Coupa Software, Inc. (A)	10,389	2,254,413
Digital Turbine, Inc. (A)	19,127	1,204,045
Dolby Laboratories, Inc., Class A	29,968	2,909,893
Dropbox, Inc., Class A (A)	116,138	3,657,186
Duck Creek Technologies, Inc. (A)	5,993	263,272
Dynatrace, Inc. (A)	24,224	1,547,187
Elastic NV (A)	13,369	1,979,414
Everbridge, Inc. (A)	5,401	762,729
Fair Isaac Corp. (A)	9,383	4,915,848
Five9, Inc. (A)	14,167	2,851,675
Fortinet, Inc. (A)	33,252	9,052,524
Guidewire Software, Inc. (A)	30,100	3,467,520
HubSpot, Inc. (A)	8,381	4,995,244
Manhattan Associates, Inc. (A)	21,075	3,364,202
McAfee Corp., Class A	3,506	94,907
Medallia, Inc. (A)	19,579	663,141
MicroStrategy, Inc., Class A (A)(B)	1,689	1,057,331
NCino, Inc. (A)	9,385	596,604
NortonLifeLock, Inc.	132,672	3,292,919
Nuance Communications, Inc. (A)	109,040	5,986,296
Nutanix, Inc., Class A (A)	33,975	1,223,780
Palo Alto Networks, Inc. (A)	12,967	5,174,481
Paycom Software, Inc. (A)	12,169	4,867,600
Paylocity Holding Corp. (A)	13,093	2,716,274
Pegasystems, Inc.	9,138	1,166,374
Proofpoint, Inc. (A)	14,219	2,483,491
PTC, Inc. (A)	35,275	4,777,999
Q2 Holdings, Inc. (A)	13,057	1,348,919
Qualtrics International, Inc., Class A (A)	8,983	374,861
RingCentral, Inc., Class A (A)	10,333	2,761,701
salesforce.com, Inc. (A)	4,602	1,113,362
Smartsheet, Inc., Class A (A)	25,597	1,857,062
Splunk, Inc. (A)	17,041	2,419,481
44	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Software (continued)
SS&C Technologies Holdings, Inc.	72,647	$5,694,798
The Trade Desk, Inc., Class A (A)	68,697	5,626,971
Tyler Technologies, Inc. (A)	11,220	5,527,421
Varonis Systems, Inc. (A)	13,031	797,497
Zendesk, Inc. (A)	19,893	2,596,633
Zscaler, Inc. (A)	10,769	2,540,515
Technology hardware, storage and peripherals – 1.1%
Hewlett Packard Enterprise Company	311,980	4,523,710
NetApp, Inc.	75,578	6,015,253
Pure Storage, Inc., Class A (A)	65,086	1,270,479
Seagate Technology Holdings PLC	76,827	6,753,093
Western Digital Corp. (A)	92,480	6,004,726
Materials – 6.1%		140,574,487
Chemicals – 2.3%
Albemarle Corp.	26,278	5,414,319
Axalta Coating Systems, Ltd. (A)	86,093	2,591,399
Celanese Corp.	32,876	5,121,095
CF Industries Holdings, Inc.	91,482	4,322,525
Corteva, Inc.	107,490	4,598,422
Eastman Chemical Company	44,408	5,005,670
FMC Corp.	42,087	4,501,205
Huntsman Corp.	94,927	2,507,022
International Flavors & Fragrances, Inc.	19,572	2,948,326
LyondellBasell Industries NV, Class A	51,009	5,066,724
RPM International, Inc.	51,124	4,426,827
The Mosaic Company	114,130	3,564,280
The Scotts Miracle-Gro Company	13,166	2,329,855
Westlake Chemical Corp.	13,773	1,142,057
Construction materials – 0.5%
Martin Marietta Materials, Inc.	15,183	5,515,984
Vulcan Materials Company	32,258	5,806,117
Containers and packaging – 2.3%
Amcor PLC	376,004	4,346,606
AptarGroup, Inc.	26,829	3,458,795
Ardagh Group SA	3,497	81,655
Avery Dennison Corp.	25,440	5,359,699
Ball Corp.	77,840	6,295,699
Berry Global Group, Inc. (A)	68,214	4,385,478
Crown Holdings, Inc.	47,251	4,713,760
International Paper Company	110,317	6,371,910
Packaging Corp. of America	40,920	5,790,180
Sealed Air Corp.	60,804	3,450,627
Sonoco Products Company	55,286	3,526,694
Westrock Company	101,214	4,980,741
Metals and mining – 1.0%
Cleveland-Cliffs, Inc. (A)(B)	53,619	1,340,475
Nucor Corp.	81,403	8,467,540
Reliance Steel & Aluminum Company	30,792	4,838,963
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Materials (continued)
Metals and mining (continued)
Royal Gold, Inc.	17,767	$2,159,046
Steel Dynamics, Inc.	95,342	6,144,792
Real estate – 5.5%		128,105,283
Equity real estate investment trusts – 4.9%
Alexandria Real Estate Equities, Inc.	18,630	3,750,964
American Campus Communities, Inc.	34,455	1,733,431
American Homes 4 Rent, Class A	67,522	2,835,924
Americold Realty Trust	47,899	1,860,876
Apartment Income REIT Corp.	35,763	1,882,564
Boston Properties, Inc.	4,913	576,688
Brixmor Property Group, Inc.	51,358	1,182,261
Camden Property Trust	24,028	3,589,543
CoreSite Realty Corp.	10,117	1,398,271
CubeSmart	49,493	2,457,822
CyrusOne, Inc.	28,715	2,046,518
Douglas Emmett, Inc.	41,851	1,397,823
Duke Realty Corp.	80,675	4,104,744
EastGroup Properties, Inc.	9,019	1,589,328
Equity LifeStyle Properties, Inc.	37,198	3,117,192
Essex Property Trust, Inc.	10,060	3,300,686
Extra Space Storage, Inc.	25,610	4,459,725
Federal Realty Investment Trust	18,934	2,225,313
First Industrial Realty Trust, Inc.	29,689	1,626,363
Gaming and Leisure Properties, Inc.	54,468	2,578,515
Healthcare Trust of America, Inc., Class A	54,126	1,547,462
Healthpeak Properties, Inc.	78,447	2,900,186
Host Hotels & Resorts, Inc. (A)	156,098	2,486,641
Invitation Homes, Inc.	83,617	3,401,540
Iron Mountain, Inc.	71,555	3,131,247
Kilroy Realty Corp.	27,962	1,936,928
Kimco Realty Corp.	105,085	2,241,463
Lamar Advertising Company, Class A	26,013	2,772,986
Life Storage, Inc.	18,256	2,142,524
Medical Properties Trust, Inc.	136,729	2,875,411
MGM Growth Properties LLC, Class A	32,602	1,232,356
Mid-America Apartment Communities, Inc.	18,664	3,604,018
National Retail Properties, Inc.	43,110	2,106,786
Omega Healthcare Investors, Inc.	57,505	2,086,281
Realty Income Corp.	53,886	3,787,647
Regency Centers Corp.	39,815	2,604,299
Rexford Industrial Realty, Inc.	28,450	1,750,244
STORE Capital Corp.	58,273	2,108,900
Sun Communities, Inc.	18,128	3,555,082
UDR, Inc.	58,374	3,209,986
Ventas, Inc.	39,127	2,339,012
VEREIT, Inc.	55,451	2,715,435
VICI Properties, Inc.	79,945	2,493,485
Vornado Realty Trust	24,899	1,083,107
Weyerhaeuser Company	133,211	4,493,207
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	45

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Real estate (continued)
Equity real estate investment trusts (continued)
WP Carey, Inc.	26,109	$2,106,735
Real estate management and development – 0.6%
CBRE Group, Inc., Class A (A)	80,075	7,724,035
eXp World Holdings, Inc. (A)	14,390	516,889
Jones Lang LaSalle, Inc. (A)	19,865	4,421,353
Redfin Corp. (A)(B)	17,338	1,015,487
Utilities – 4.2%		97,886,122
Electric utilities – 1.8%
Alliant Energy Corp.	59,267	3,468,898
Avangrid, Inc.	11,448	596,899
Edison International	60,559	3,300,466
Entergy Corp.	51,956	5,347,312
Evergy, Inc.	80,667	5,261,102
Eversource Energy	64,750	5,585,983
FirstEnergy Corp.	129,794	4,973,706
NRG Energy, Inc.	80,732	3,329,388
OGE Energy Corp.	83,883	2,831,051
Pinnacle West Capital Corp.	42,078	3,515,617
PPL Corp.	136,579	3,874,746
Gas utilities – 0.3%
Atmos Energy Corp.	29,174	2,876,265
UGI Corp.	77,125	3,546,979
Independent power and renewable electricity producers – 0.4%
Brookfield Renewable Corp., Class A	29,748	1,262,505
Clearway Energy, Inc., Class A	5,509	148,468
Clearway Energy, Inc., Class C	14,011	401,835
The AES Corp.	202,001	4,787,424
Vistra Corp.	107,196	2,052,803
Multi-utilities – 1.3%
Ameren Corp.	67,708	5,682,055
CenterPoint Energy, Inc.	206,100	5,247,306
CMS Energy Corp.	75,576	4,669,841
DTE Energy Company	42,491	4,985,044
MDU Resources Group, Inc.	88,824	2,817,497
NiSource, Inc.	107,736	2,668,621
WEC Energy Group, Inc.	54,937	5,171,769
Water utilities – 0.4%
American Water Works Company, Inc.	40,273	6,850,840
Essential Utilities, Inc.	53,577	2,631,702

SHORT-TERM INVESTMENTS – 0.2%		$4,636,248
(Cost $4,635,661)
Short-term funds – 0.2%		4,636,248
John Hancock Collateral Trust, 0.0455% (C)(D)	294,508	2,947,055
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value

State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (C)	1,689,193	$1,689,193
Total investments (Multifactor Mid Cap ETF) (Cost $1,732,562,250) 100.1%		$2,314,429,099
Other assets and liabilities, net (0.1%)		(3,115,688)
Total net assets 100.0%		$2,311,313,411

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 7-31-21. The value of securities on loan amounted to $13,229,717. In addition to the cash collateral invested in John Hancock Collateral Trust, non-cash collateral of $10,925,535 in the form of U.S. Treasuries was pledged to the fund.
(C)	The rate shown is the annualized seven-day yield as of 7-31-21.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR SMALL CAP ETF

As of 7-31-21 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$430,038,148
(Cost $347,040,795)
Communication services – 1.7%		7,356,706
Diversified telecommunication services – 0.6%
Bandwidth, Inc., Class A (A)	8,638	1,120,003
Iridium Communications, Inc. (A)	33,800	1,427,374
Entertainment – 0.4%
Madison Square Garden Sports Corp. (A)	5,831	948,937
World Wrestling Entertainment, Inc., Class A	13,772	680,061
Interactive media and services – 0.2%
TripAdvisor, Inc. (A)	26,073	989,470
Media – 0.5%
Nexstar Media Group, Inc., Class A	11,194	1,646,302
TEGNA, Inc.	24,992	442,858
The New York Times Company, Class A	2,323	101,701
Consumer discretionary – 15.7%		67,534,661
Auto components – 1.0%
Adient PLC (A)	10,358	436,383
Dana, Inc.	16,678	402,940
Fox Factory Holding Corp. (A)	12,616	2,037,989
LCI Industries	3,029	441,689
The Goodyear Tire & Rubber Company (A)	26,186	411,382
Visteon Corp. (A)	3,424	390,507
Automobiles – 0.8%
Harley-Davidson, Inc.	43,811	1,735,792
Thor Industries, Inc.	13,257	1,569,099
Diversified consumer services – 0.9%
frontdoor, Inc. (A)	23,478	1,149,013
46	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Diversified consumer services (continued)
Grand Canyon Education, Inc. (A)	13,728	$1,268,055
H&R Block, Inc.	20,929	513,807
Terminix Global Holdings, Inc. (A)	15,349	805,823
Hotels, restaurants and leisure – 3.3%
Boyd Gaming Corp. (A)	22,321	1,272,297
Choice Hotels International, Inc.	8,485	1,017,352
Cracker Barrel Old Country Store, Inc.	6,309	859,160
International Game Technology PLC (A)	12,679	237,731
Marriott Vacations Worldwide Corp. (A)	9,755	1,437,594
Planet Fitness, Inc., Class A (A)	1,843	138,649
Red Rock Resorts, Inc., Class A (A)	7,524	296,446
Scientific Games Corp. (A)	9,801	604,820
SeaWorld Entertainment, Inc. (A)	5,964	282,753
Shake Shack, Inc., Class A (A)	4,592	461,680
Six Flags Entertainment Corp. (A)	8,900	369,795
Texas Roadhouse, Inc.	17,579	1,620,256
The Wendy’s Company	60,096	1,394,828
Travel + Leisure Company	9,978	516,860
Wingstop, Inc.	10,773	1,845,523
Wyndham Hotels & Resorts, Inc.	26,339	1,897,988
Household durables – 2.5%
Helen of Troy, Ltd. (A)	6,387	1,426,792
iRobot Corp. (A)	3,370	294,875
KB Home	24,423	1,036,512
Leggett & Platt, Inc.	33,917	1,629,034
MDC Holdings, Inc.	6,611	352,499
Sonos, Inc. (A)	14,502	484,077
Taylor Morrison Home Corp. (A)	35,853	961,577
Tempur Sealy International, Inc.	49,631	2,147,533
Toll Brothers, Inc.	13,540	802,516
TopBuild Corp. (A)	9,103	1,845,087
Internet and direct marketing retail – 0.9%
Magnite, Inc. (A)	16,071	486,951
Qurate Retail, Inc., Series A	122,509	1,452,957
Stamps.com, Inc. (A)	5,986	1,955,985
Leisure products – 1.5%
Brunswick Corp.	20,338	2,123,287
Mattel, Inc. (A)	93,526	2,031,385
YETI Holdings, Inc. (A)	24,698	2,379,158
Multiline retail – 0.4%
Macy’s, Inc. (A)	37,950	645,150
Nordstrom, Inc. (A)	13,551	448,538
Ollie’s Bargain Outlet Holdings, Inc. (A)	6,589	613,436
Specialty retail – 2.6%
American Eagle Outfitters, Inc.	16,513	569,203
AutoNation, Inc. (A)	18,458	2,239,509
Dick’s Sporting Goods, Inc.	17,487	1,821,096
Foot Locker, Inc.	28,568	1,630,090
Leslie’s, Inc. (A)	5,905	143,787
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Specialty retail (continued)
Murphy USA, Inc.	8,328	$1,228,463
National Vision Holdings, Inc. (A)	22,980	1,240,460
Penske Automotive Group, Inc.	9,197	814,854
Rent-A-Center, Inc.	7,629	436,531
Sleep Number Corp. (A)	3,027	300,309
Vroom, Inc. (A)	15,993	592,381
Textiles, apparel and luxury goods – 1.8%
Carter’s, Inc.	11,846	1,157,828
Crocs, Inc. (A)	7,789	1,057,824
Hanesbrands, Inc.	90,606	1,654,466
PVH Corp. (A)	18,809	1,967,798
Skechers U.S.A., Inc., Class A (A)	39,987	2,146,502
Consumer staples – 2.9%		12,387,946
Beverages – 0.1%
Celsius Holdings, Inc. (A)	3,949	271,020
National Beverage Corp.	6,677	303,002
Food and staples retailing – 0.8%
BJ’s Wholesale Club Holdings, Inc. (A)	16,908	856,221
Grocery Outlet Holding Corp. (A)	26,536	878,872
Performance Food Group Company (A)	35,211	1,613,368
Food products – 1.7%
Flowers Foods, Inc.	43,361	1,021,585
Freshpet, Inc. (A)	13,218	1,935,776
Ingredion, Inc.	7,778	682,986
Lancaster Colony Corp.	5,712	1,130,233
Pilgrim’s Pride Corp. (A)	5,033	111,481
Post Holdings, Inc. (A)	6,673	682,915
Sanderson Farms, Inc.	2,278	425,622
Seaboard Corp.	75	308,250
The Hain Celestial Group, Inc. (A)	23,091	921,562
Household products – 0.1%
WD-40 Company	1,552	377,120
Personal products – 0.2%
Coty, Inc., Class A (A)	33,396	291,547
Herbalife Nutrition, Ltd. (A)	11,315	576,386
Energy – 1.7%		7,293,266
Energy equipment and services – 0.3%
ChampionX Corp. (A)	22,045	512,326
NOV, Inc. (A)	41,051	566,914
TechnipFMC PLC (A)	44,437	320,835
Oil, gas and consumable fuels – 1.4%
Antero Midstream Corp.	96,184	913,748
Cabot Oil & Gas Corp.	8,900	142,400
Cimarex Energy Company	10,501	684,665
EQT Corp. (A)	82,693	1,520,724
Equitrans Midstream Corp.	127,951	1,051,757
HollyFrontier Corp.	16,711	491,303
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	47

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Ovintiv, Inc.	25,679	$658,923
PDC Energy, Inc.	10,864	429,671
Financials – 15.9%		68,321,735
Banks – 6.0%
Bank of Hawaii Corp.	4,452	372,677
Bank OZK	31,972	1,301,580
BankUnited, Inc.	10,012	396,275
BOK Financial Corp.	8,427	707,952
CIT Group, Inc.	10,984	529,868
Community Bank System, Inc.	14,327	1,026,386
Cullen/Frost Bankers, Inc.	15,529	1,666,572
First Citizens BancShares, Inc., Class A	1,314	1,028,323
First Financial Bankshares, Inc.	37,109	1,812,404
First Hawaiian, Inc.	14,717	405,159
FNB Corp.	35,569	407,621
Glacier Bancorp, Inc.	24,672	1,272,088
Home BancShares, Inc.	16,553	350,593
Huntington Bancshares, Inc.	118,699	1,671,282
Pacific Premier Bancorp, Inc.	10,588	402,132
PacWest Bancorp	13,065	520,248
Pinnacle Financial Partners, Inc.	19,863	1,779,923
Popular, Inc.	22,909	1,666,859
Prosperity Bancshares, Inc.	3,059	208,593
South State Corp.	19,203	1,321,935
Sterling Bancorp	22,281	483,721
Synovus Financial Corp.	36,547	1,494,772
Texas Capital Bancshares, Inc. (A)	5,371	338,266
UMB Financial Corp.	4,884	457,142
Umpqua Holdings Corp.	24,449	461,353
United Bankshares, Inc.	35,223	1,216,602
Valley National Bancorp	104,501	1,347,018
Webster Financial Corp.	9,913	476,815
Wintrust Financial Corp.	6,181	441,323
Capital markets – 3.5%
Affiliated Managers Group, Inc.	11,865	1,879,891
Artisan Partners Asset Management, Inc., Class A	19,866	955,356
Cohen & Steers, Inc.	6,731	560,087
Evercore, Inc., Class A	4,151	548,762
Hamilton Lane, Inc., Class A	8,840	822,120
Houlihan Lokey, Inc.	14,634	1,303,889
Interactive Brokers Group, Inc., Class A	20,896	1,292,627
Janus Henderson Group PLC	43,402	1,815,940
Jefferies Financial Group, Inc.	51,513	1,709,716
Lazard, Ltd., Class A	30,812	1,454,326
Moelis & Company, Class A	6,641	393,479
Stifel Financial Corp.	26,675	1,774,955
Virtu Financial, Inc., Class A	23,353	601,106
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Consumer finance – 1.2%
Credit Acceptance Corp. (A)(B)	1,030	$499,313
LendingTree, Inc. (A)	2,676	522,409
OneMain Holdings, Inc.	18,422	1,123,742
PROG Holdings, Inc. (A)	20,596	901,487
SLM Corp.	102,502	1,930,113
Diversified financial services – 0.2%
Cannae Holdings, Inc. (A)	25,683	853,960
Insurance – 3.4%
Axis Capital Holdings, Ltd.	22,643	1,151,849
Brighthouse Financial, Inc. (A)	9,794	421,730
Enstar Group, Ltd. (A)	3,013	774,401
First American Financial Corp.	13,251	891,925
Kemper Corp.	15,171	1,001,438
Kinsale Capital Group, Inc.	6,972	1,245,513
Old Republic International Corp.	78,057	1,924,886
Primerica, Inc.	11,069	1,618,509
RLI Corp.	11,552	1,252,006
Selective Insurance Group, Inc.	15,973	1,299,404
The Hanover Insurance Group, Inc.	10,148	1,379,113
Unum Group	48,643	1,332,818
White Mountains Insurance Group, Ltd.	380	429,997
Mortgage real estate investment trusts – 0.3%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	25,289	1,436,415
Thrifts and mortgage finance – 1.3%
Essent Group, Ltd.	30,110	1,360,069
MGIC Investment Corp.	93,008	1,287,231
New York Community Bancorp, Inc.	131,501	1,549,082
Radian Group, Inc.	50,928	1,149,954
TFS Financial Corp.	15,741	306,635
Health care – 11.1%		47,865,145
Biotechnology – 3.7%
Allakos, Inc. (A)	9,001	716,120
Allogene Therapeutics, Inc. (A)	21,581	473,703
Arena Pharmaceuticals, Inc. (A)	19,953	1,234,293
Beam Therapeutics, Inc. (A)	5,170	475,640
Biohaven Pharmaceutical Holding Company, Ltd. (A)	16,423	2,069,462
Blueprint Medicines Corp. (A)	17,095	1,502,138
Emergent BioSolutions, Inc. (A)	6,026	397,113
Exelixis, Inc. (A)	35,939	605,572
Fate Therapeutics, Inc. (A)	592	49,018
Halozyme Therapeutics, Inc. (A)	42,418	1,753,136
Iovance Biotherapeutics, Inc. (A)	45,561	1,014,643
Kodiak Sciences, Inc. (A)	3,771	316,161
PTC Therapeutics, Inc. (A)	18,460	707,572
Relay Therapeutics, Inc. (A)	6,163	199,928
Sage Therapeutics, Inc. (A)	6,720	293,866
TG Therapeutics, Inc. (A)	14,733	515,508
48	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Biotechnology (continued)
Turning Point Therapeutics, Inc. (A)	4,452	$284,127
Twist Bioscience Corp. (A)	5,673	698,063
Ultragenyx Pharmaceutical, Inc. (A)	977	77,994
United Therapeutics Corp. (A)	12,321	2,241,560
Veracyte, Inc. (A)	9,860	439,362
Health care equipment and supplies – 3.0%
CONMED Corp.	3,488	481,135
Envista Holdings Corp. (A)	44,665	1,924,168
Globus Medical, Inc., Class A (A)	9,167	762,419
Haemonetics Corp. (A)	15,022	913,187
Hill-Rom Holdings, Inc.	1,906	263,905
ICU Medical, Inc. (A)	6,182	1,256,739
Inari Medical, Inc. (A)	3,119	280,055
Integra LifeSciences Holdings Corp. (A)	22,127	1,601,774
LivaNova PLC (A)	5,398	465,847
Neogen Corp. (A)	31,955	1,391,960
Nevro Corp. (A)	10,370	1,607,350
Shockwave Medical, Inc. (A)	248	45,136
STAAR Surgical Company (A)	6,686	855,273
Tandem Diabetes Care, Inc. (A)	8,147	885,334
Health care providers and services – 2.2%
1Life Healthcare, Inc. (A)	12,184	329,455
Acadia Healthcare Company, Inc. (A)	10,685	659,478
AMN Healthcare Services, Inc. (A)	5,719	575,103
Covetrus, Inc. (A)	13,023	331,566
HealthEquity, Inc. (A)	21,614	1,599,004
LHC Group, Inc. (A)	3,692	794,445
Option Care Health, Inc. (A)	8,149	168,847
Premier, Inc., Class A	37,161	1,324,418
Select Medical Holdings Corp.	11,676	460,618
Tenet Healthcare Corp. (A)	26,911	1,933,286
The Ensign Group, Inc.	16,513	1,404,761
Health care technology – 1.0%
American Well Corp., Class A (A)	8,572	99,864
Change Healthcare, Inc. (A)	69,273	1,503,917
Inovalon Holdings, Inc., Class A (A)	19,472	737,599
Inspire Medical Systems, Inc. (A)	3,450	631,902
Omnicell, Inc. (A)	5,241	767,807
Schrodinger, Inc. (A)	8,008	541,901
Life sciences tools and services – 1.0%
Berkeley Lights, Inc. (A)	4,893	223,023
Medpace Holdings, Inc. (A)	8,425	1,482,295
NeoGenomics, Inc. (A)	38,522	1,775,864
Pacific Biosciences of California, Inc. (A)	23,393	752,085
Pharmaceuticals – 0.2%
Atea Pharmaceuticals, Inc. (A)(B)	1,923	48,152
Nektar Therapeutics (A)	58,296	920,494
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials – 17.7%		$76,043,437
Aerospace and defense – 1.5%
Aerojet Rocketdyne Holdings, Inc.	20,769	979,881
BWX Technologies, Inc.	12,234	702,599
Curtiss-Wright Corp.	11,769	1,392,273
Hexcel Corp. (A)	9,464	515,031
Mercury Systems, Inc. (A)	16,772	1,106,952
Parsons Corp. (A)	6,051	233,690
Spirit AeroSystems Holdings, Inc., Class A	11,283	487,538
Teledyne Technologies, Inc. (A)	2,532	1,146,414
Airlines – 0.2%
Allegiant Travel Company (A)	493	93,729
Copa Holdings SA, Class A (A)	3,810	270,167
JetBlue Airways Corp. (A)	25,552	377,914
Spirit Airlines, Inc. (A)	2,950	79,591
Building products – 1.3%
AAON, Inc.	12,439	773,084
Armstrong World Industries, Inc.	13,948	1,508,895
Resideo Technologies, Inc. (A)	13,824	407,808
Simpson Manufacturing Company, Inc.	12,305	1,384,066
The AZEK Company, Inc. (A)	11,768	428,002
UFP Industries, Inc.	17,022	1,264,054
Commercial services and supplies – 1.3%
ADT, Inc.	16,902	177,302
Clean Harbors, Inc. (A)	15,228	1,446,660
MSA Safety, Inc.	10,543	1,734,113
Stericycle, Inc. (A)	10,605	748,183
Tetra Tech, Inc.	1,050	140,196
The Brink’s Company	5,539	426,281
UniFirst Corp.	4,150	903,746
Construction and engineering – 1.4%
API Group Corp. (A)(C)	14,183	325,074
EMCOR Group, Inc.	14,870	1,811,315
MasTec, Inc. (A)	15,563	1,575,442
Valmont Industries, Inc.	2,493	590,716
WillScot Mobile Mini Holdings Corp. (A)	54,704	1,570,552
Electrical equipment – 1.9%
Acuity Brands, Inc.	10,859	1,904,451
Array Technologies, Inc. (A)	10,739	145,406
Bloom Energy Corp., Class A (A)	17,287	376,857
EnerSys	12,421	1,225,456
FuelCell Energy, Inc. (A)	47,998	303,827
nVent Electric PLC	47,008	1,485,923
Regal Beloit Corp.	11,627	1,711,843
Shoals Technologies Group, Inc., Class A (A)	10,591	308,092
Vicor Corp. (A)	7,493	866,266
Machinery – 4.7%
Allison Transmission Holdings, Inc.	32,811	1,309,487
Altra Industrial Motion Corp.	7,154	448,413
Chart Industries, Inc. (A)	4,147	644,651
Colfax Corp. (A)	26,534	1,217,380
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	49

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Machinery (continued)
Crane Company	13,541	$1,316,591
Flowserve Corp.	36,706	1,544,956
Franklin Electric Company, Inc.	4,428	362,033
Gates Industrial Corp. PLC (A)	12,709	230,160
Hillenbrand, Inc.	7,420	336,126
ITT, Inc.	22,643	2,216,976
John Bean Technologies Corp.	9,194	1,347,657
Oshkosh Corp.	16,520	1,974,966
Proto Labs, Inc. (A)	8,992	703,084
RBC Bearings, Inc. (A)	7,240	1,701,400
Rexnord Corp.	31,180	1,756,369
The Timken Company	18,273	1,452,704
Trinity Industries, Inc.	10,555	286,146
Watts Water Technologies, Inc., Class A	7,557	1,139,293
Marine – 0.0%
Kirby Corp. (A)	1,677	97,115
Professional services – 2.8%
ASGN, Inc. (A)	14,339	1,450,103
CACI International, Inc., Class A (A)	341	91,033
Exponent, Inc.	15,313	1,639,869
FTI Consulting, Inc. (A)	9,650	1,406,005
KBR, Inc.	40,392	1,563,170
ManpowerGroup, Inc.	15,693	1,860,876
ManTech International Corp., Class A	7,524	658,049
Science Applications International Corp.	16,310	1,423,863
TriNet Group, Inc. (A)	11,957	992,192
Upwork, Inc. (A)	14,228	736,868
Road and rail – 1.1%
Avis Budget Group, Inc. (A)	5,302	438,847
Landstar System, Inc.	10,731	1,684,767
Ryder System, Inc.	5,985	455,758
Saia, Inc. (A)	7,571	1,711,046
Schneider National, Inc., Class B	17,341	389,132
Trading companies and distributors – 1.5%
Air Lease Corp.	28,880	1,223,357
MSC Industrial Direct Company, Inc., Class A	11,021	982,743
SiteOne Landscape Supply, Inc. (A)	11,978	2,093,515
Triton International, Ltd.	8,022	423,481
Univar Solutions, Inc. (A)	49,107	1,205,086
WESCO International, Inc. (A)	5,625	598,781
Information technology – 14.6%		62,671,727
Communications equipment – 0.5%
Lumentum Holdings, Inc. (A)	9,528	800,257
ViaSat, Inc. (A)	7,962	395,234
Viavi Solutions, Inc. (A)	72,481	1,209,708
Electronic equipment, instruments and components – 2.6%
Advanced Energy Industries, Inc.	4,726	490,323
Avnet, Inc.	11,785	486,956
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Electronic equipment, instruments and components (continued)
Coherent, Inc. (A)	2,996	$736,836
II-VI, Inc. (A)	2,703	188,696
Itron, Inc. (A)	4,892	482,449
Jabil, Inc.	35,858	2,134,985
Littelfuse, Inc.	6,904	1,836,395
National Instruments Corp.	37,124	1,637,540
Novanta, Inc. (A)	10,524	1,477,675
SYNNEX Corp.	4,863	581,323
Vishay Intertechnology, Inc.	15,924	352,398
Vontier Corp.	20,107	650,461
IT services – 1.5%
Alliance Data Systems Corp.	5,474	510,451
Concentrix Corp. (A)	6,330	1,036,411
DXC Technology Company (A)	27,833	1,112,763
LiveRamp Holdings, Inc. (A)	24,953	998,370
MAXIMUS, Inc.	17,448	1,552,872
Rackspace Technology, Inc. (A)	4,171	74,035
Shift4 Payments, Inc., Class A (A)	4,449	396,806
Switch, Inc., Class A	24,920	514,847
TTEC Holdings, Inc.	2,357	246,307
Semiconductors and semiconductor equipment – 3.8%
Allegro MicroSystems, Inc. (A)	3,315	90,864
Ambarella, Inc. (A)	3,953	389,331
Amkor Technology, Inc.	24,643	607,204
Brooks Automation, Inc.	22,315	1,986,258
Cirrus Logic, Inc. (A)	18,239	1,506,359
CMC Materials, Inc.	8,386	1,212,951
Diodes, Inc. (A)	5,137	421,234
FormFactor, Inc. (A)	10,004	372,749
Lattice Semiconductor Corp. (A)	43,727	2,481,507
MACOM Technology Solutions Holdings, Inc. (A)	5,822	359,334
Power Integrations, Inc.	18,139	1,759,302
Semtech Corp. (A)	20,107	1,244,824
Silicon Laboratories, Inc. (A)	12,857	1,915,564
SunPower Corp. (A)	10,859	268,977
Synaptics, Inc. (A)	10,705	1,626,304
Software – 5.4%
ACI Worldwide, Inc. (A)	32,977	1,131,111
Alarm.com Holdings, Inc. (A)	14,732	1,225,997
Altair Engineering, Inc., Class A (A)	12,930	901,997
Anaplan, Inc. (A)	2,902	165,994
Appfolio, Inc., Class A (A)	2,222	314,635
Blackbaud, Inc. (A)	14,318	1,021,303
Blackline, Inc. (A)	15,982	1,828,181
CDK Global, Inc.	14,270	684,817
Cerence, Inc. (A)	5,386	579,049
Cloudera, Inc. (A)	79,546	1,262,395
Datto Holding Corp. (A)	2,789	72,765
50	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Software (continued)
Digital Turbine, Inc. (A)	631	$39,721
Duck Creek Technologies, Inc. (A)	3,008	132,141
Envestnet, Inc. (A)	13,700	1,030,651
Everbridge, Inc. (A)	5,453	770,073
FireEye, Inc. (A)	67,191	1,357,258
j2 Global, Inc. (A)	12,878	1,819,275
Jamf Holding Corp. (A)	5,392	176,912
Medallia, Inc. (A)	12,972	439,362
NCino, Inc. (A)	6,539	415,684
New Relic, Inc. (A)	7,097	490,261
Nutanix, Inc., Class A (A)	25,986	936,016
Q2 Holdings, Inc. (A)	14,143	1,461,113
Qualys, Inc. (A)	9,962	1,011,741
SPS Commerce, Inc. (A)	4,074	443,862
Teradata Corp. (A)	12,547	623,084
Varonis Systems, Inc. (A)	32,435	1,985,022
Verint Systems, Inc. (A)	17,668	753,894
Vertex, Inc., Class A (A)	2,817	53,241
Technology hardware, storage and peripherals – 0.8%
NCR Corp. (A)	14,946	663,602
Pure Storage, Inc., Class A (A)	78,844	1,539,034
Xerox Holdings Corp.	49,510	1,194,676
Materials – 5.7%		24,775,907
Chemicals – 2.8%
Ashland Global Holdings, Inc.	16,631	1,414,799
Avient Corp.	9,866	478,698
Axalta Coating Systems, Ltd. (A)	24,199	728,390
Balchem Corp.	8,838	1,192,158
Element Solutions, Inc.	25,457	595,439
Huntsman Corp.	56,278	1,486,302
NewMarket Corp.	2,403	759,132
Olin Corp.	16,877	793,725
Quaker Chemical Corp.	4,722	1,188,716
The Chemours Company	45,564	1,515,003
Valvoline, Inc.	52,390	1,607,325
W.R. Grace & Company	7,865	547,404
Construction materials – 0.4%
Eagle Materials, Inc.	11,545	1,631,539
Containers and packaging – 1.0%
Ardagh Group SA	5,667	132,324
Graphic Packaging Holding Company	73,842	1,415,551
Sealed Air Corp.	17,444	989,947
Silgan Holdings, Inc.	21,874	886,334
Sonoco Products Company	12,782	815,364
Metals and mining – 1.1%
Alcoa Corp. (A)	19,064	765,420
Cleveland-Cliffs, Inc. (A)(B)	46,616	1,165,400
Hecla Mining Company	192,627	1,288,675
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Materials (continued)
Metals and mining (continued)
Royal Gold, Inc.	7,855	$954,540
United States Steel Corp.	25,689	680,245
Paper and forest products – 0.4%
Louisiana-Pacific Corp.	31,448	1,743,477
Real estate – 9.1%		39,281,506
Equity real estate investment trusts – 8.8%
Agree Realty Corp.	15,656	1,176,548
American Campus Communities, Inc.	39,056	1,964,907
Apartment Income REIT Corp.	17,818	937,940
Brixmor Property Group, Inc.	83,390	1,919,638
CoreSite Realty Corp.	5,510	761,537
Cousins Properties, Inc.	42,785	1,699,420
Douglas Emmett, Inc.	48,642	1,624,643
EastGroup Properties, Inc.	8,964	1,579,636
Equity Commonwealth	33,065	869,279
First Industrial Realty Trust, Inc.	30,482	1,669,804
Healthcare Realty Trust, Inc.	37,774	1,204,235
Healthcare Trust of America, Inc., Class A	27,095	774,646
Highwoods Properties, Inc.	28,097	1,339,946
Hudson Pacific Properties, Inc.	43,870	1,195,896
JBG SMITH Properties	34,451	1,124,136
Life Storage, Inc.	20,025	2,350,134
National Storage Affiliates Trust	15,918	862,278
Park Hotels & Resorts, Inc. (A)	28,849	533,707
Physicians Realty Trust	57,210	1,084,130
PotlatchDeltic Corp.	18,604	966,292
PS Business Parks, Inc.	5,580	857,479
QTS Realty Trust, Inc., Class A	19,009	1,477,189
Rayonier, Inc.	38,615	1,456,172
Rexford Industrial Realty, Inc.	15,713	966,664
Ryman Hospitality Properties, Inc. (A)	5,726	439,184
Sabra Health Care REIT, Inc.	52,563	977,146
Safehold, Inc.	2,120	191,478
SL Green Realty Corp.	20,033	1,491,657
Spirit Realty Capital, Inc.	29,613	1,487,165
STAG Industrial, Inc.	41,969	1,734,159
Terreno Realty Corp.	19,446	1,329,329
Real estate management and development – 0.3%
Cushman & Wakefield PLC (A)	12,857	240,040
Redfin Corp. (A)	1,297	75,965
The Howard Hughes Corp. (A)	9,914	919,127
Utilities – 3.8%		16,506,112
Electric utilities – 1.2%
Hawaiian Electric Industries, Inc.	29,327	1,271,032
IDACORP, Inc.	15,057	1,587,761
OGE Energy Corp.	4,759	160,616
PNM Resources, Inc.	22,906	1,107,047
Portland General Electric Company	24,629	1,204,358
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	51

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Utilities (continued)
Gas utilities – 1.2%
National Fuel Gas Company	24,289	$1,249,183
New Jersey Resources Corp.	26,787	1,031,835
ONE Gas, Inc.	13,694	1,010,343
Southwest Gas Holdings, Inc.	13,247	926,363
Spire, Inc.	13,676	970,312
Independent power and renewable electricity producers – 0.7%
Atlantica Sustainable Infrastructure PLC	19,454	773,491
Brookfield Renewable Corp., Class A	1,231	52,244
Clearway Energy, Inc., Class A	10,874	293,054
Clearway Energy, Inc., Class C	24,246	695,375
Ormat Technologies, Inc.	12,782	891,417
Sunnova Energy International, Inc. (A)	11,539	439,636
Multi-utilities – 0.7%
Black Hills Corp.	17,125	1,158,506
MDU Resources Group, Inc.	53,075	1,683,539

SHORT-TERM INVESTMENTS – 0.1%		$545,074
(Cost $545,074)
Short-term funds – 0.1%		545,074
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (D)	545,074	545,074
Total investments (Multifactor Small Cap ETF) (Cost $347,585,869) 100.0%		$430,583,222
Other assets and liabilities, net (0.0%)		(158,601)
Total net assets 100.0%		$430,424,621

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 7-31-21. The value of securities on loan amounted to $1,536,952. In addition to the cash collateral invested in John Hancock Collateral Trust, non-cash collateral of $1,563,772 in the form of U.S. Treasuries was pledged to the fund.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 7-31-21.
MULTIFACTOR TECHNOLOGY ETF

As of 7-31-21 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 100.0%		$64,183,744
(Cost $41,934,543)
Communication services – 0.1%		53,858
Interactive media and services – 0.1%
ZoomInfo Technologies, Inc., Class A (A)	1,002	53,858
MULTIFACTOR TECHNOLOGY ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary – 0.1%		$36,087
Internet and direct marketing retail – 0.1%
Magnite, Inc. (A)	1,191	36,087
Industrials – 0.6%		374,564
Electrical equipment – 0.6%
FuelCell Energy, Inc. (A)	2,913	18,439
Plug Power, Inc. (A)	5,237	142,865
Sensata Technologies Holding PLC (A)	3,638	213,260
Information technology – 99.2%		63,719,235
Communications equipment – 5.3%
Arista Networks, Inc. (A)	1,057	402,072
Ciena Corp. (A)	3,339	194,129
Cisco Systems, Inc.	29,424	1,629,207
F5 Networks, Inc. (A)	1,239	255,866
Juniper Networks, Inc.	6,614	186,118
Lumentum Holdings, Inc. (A)	1,426	119,770
Motorola Solutions, Inc.	2,557	572,563
Ubiquiti, Inc.	143	44,773
Electronic equipment, instruments and components – 8.3%
Amphenol Corp., Class A	12,206	884,813
Cognex Corp.	2,875	259,929
Coherent, Inc. (A)	342	84,111
Corning, Inc.	14,949	625,765
Flex, Ltd. (A)	11,541	207,392
II-VI, Inc. (A)	2,187	152,674
IPG Photonics Corp. (A)	648	141,368
Jabil, Inc.	5,207	310,025
Keysight Technologies, Inc. (A)	4,289	705,755
Littelfuse, Inc.	599	159,328
National Instruments Corp.	2,706	119,362
TE Connectivity, Ltd.	3,590	529,417
Trimble, Inc. (A)	5,538	473,499
Zebra Technologies Corp., Class A (A)	1,181	652,479
IT services – 8.7%
Akamai Technologies, Inc. (A)	3,723	446,462
Amdocs, Ltd.	2,607	201,026
Cognizant Technology Solutions Corp., Class A	10,601	779,492
Concentrix Corp. (A)	893	146,211
DXC Technology Company (A)	4,774	190,865
EPAM Systems, Inc. (A)	932	521,734
Fastly, Inc., Class A (A)(B)	1,323	63,597
Gartner, Inc. (A)	1,542	408,214
GoDaddy, Inc., Class A (A)	2,502	209,793
IBM Corp.	8,432	1,188,575
MongoDB, Inc. (A)	568	203,867
Okta, Inc. (A)	1,272	315,189
Snowflake, Inc., Class A (A)	201	53,410
SolarWinds Corp. (A)	1,125	12,645
Twilio, Inc., Class A (A)	1,347	503,226
VeriSign, Inc. (A)	1,660	359,174
52	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR TECHNOLOGY ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Semiconductors and semiconductor equipment – 30.6%
Advanced Micro Devices, Inc. (A)	6,759	$717,738
Amkor Technology, Inc.	1,149	28,311
Analog Devices, Inc.	3,588	600,703
Applied Materials, Inc.	6,670	933,333
Broadcom, Inc.	3,161	1,534,349
Brooks Automation, Inc.	1,052	93,639
CMC Materials, Inc.	555	80,275
Cree, Inc. (A)	2,190	203,144
Entegris, Inc.	2,950	355,888
First Solar, Inc. (A)	1,702	146,440
Intel Corp.	33,783	1,814,823
KLA Corp.	2,004	697,713
Lam Research Corp.	1,229	783,377
Lattice Semiconductor Corp. (A)	2,004	113,727
Marvell Technology, Inc.	14,502	877,516
Maxim Integrated Products, Inc.	6,398	639,224
Microchip Technology, Inc.	3,393	485,606
Micron Technology, Inc. (A)	8,871	688,212
MKS Instruments, Inc.	1,059	165,670
Monolithic Power Systems, Inc.	732	328,858
NVIDIA Corp.	12,093	2,358,014
ON Semiconductor Corp. (A)	9,380	366,383
Power Integrations, Inc.	830	80,502
Qorvo, Inc. (A)	2,531	479,852
QUALCOMM, Inc.	7,613	1,140,427
Silicon Laboratories, Inc. (A)	823	122,619
Skyworks Solutions, Inc.	3,914	722,172
SolarEdge Technologies, Inc. (A)	828	214,849
SunPower Corp. (A)	890	22,045
Teradyne, Inc.	4,005	508,635
Texas Instruments, Inc.	7,606	1,449,856
Universal Display Corp.	742	173,992
Xilinx, Inc.	4,978	745,904
Software – 36.0%
Adobe, Inc. (A)	2,823	1,754,861
Alteryx, Inc., Class A (A)	727	56,270
Anaplan, Inc. (A)	1,527	87,344
ANSYS, Inc. (A)	1,595	587,694
Appfolio, Inc., Class A (A)	216	30,586
Appian Corp. (A)(B)	546	63,571
Aspen Technology, Inc. (A)	1,568	229,336
Atlassian Corp. PLC, Class A (A)	858	278,953
Autodesk, Inc. (A)	1,869	600,192
Avalara, Inc. (A)	1,326	221,667
Bill.com Holdings, Inc. (A)	839	173,522
Blackline, Inc. (A)	749	85,678
Cadence Design Systems, Inc. (A)	2,859	422,131
CDK Global, Inc.	1,856	89,069
Ceridian HCM Holding, Inc. (A)	2,452	241,277
MULTIFACTOR TECHNOLOGY ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Software (continued)
Citrix Systems, Inc.	2,186	$220,240
Cloudera, Inc. (A)	3,304	52,434
Cloudflare, Inc., Class A (A)	2,548	302,269
Coupa Software, Inc. (A)	748	162,316
Crowdstrike Holdings, Inc., Class A (A)	1,224	310,419
Datadog, Inc., Class A (A)	1,810	200,367
Digital Turbine, Inc. (A)	895	56,340
DocuSign, Inc. (A)	1,165	347,217
Dolby Laboratories, Inc., Class A	1,219	118,365
Dropbox, Inc., Class A (A)	4,907	154,521
Duck Creek Technologies, Inc. (A)	336	14,760
Elastic NV (A)	802	118,744
Everbridge, Inc. (A)	459	64,820
Fair Isaac Corp. (A)	549	287,627
Five9, Inc. (A)	691	139,091
Fortinet, Inc. (A)	2,339	636,769
Guidewire Software, Inc. (A)	1,603	184,666
HubSpot, Inc. (A)	575	342,712
Intuit, Inc.	1,744	924,268
Manhattan Associates, Inc. (A)	1,212	193,472
McAfee Corp., Class A	207	5,603
Medallia, Inc. (A)	1,373	46,504
Microsoft Corp.	14,364	4,092,442
MicroStrategy, Inc., Class A (A)(B)	98	61,349
N-Able, Inc. (A)	562	7,756
NCino, Inc. (A)	550	34,964
NortonLifeLock, Inc.	10,427	258,798
Nuance Communications, Inc. (A)	5,689	312,326
Nutanix, Inc., Class A (A)	1,989	71,644
Oracle Corp.	14,622	1,274,161
Palo Alto Networks, Inc. (A)	1,202	479,658
Paycom Software, Inc. (A)	794	317,600
Paylocity Holding Corp. (A)	621	128,833
Pegasystems, Inc.	626	79,903
Proofpoint, Inc. (A)	952	166,276
PTC, Inc. (A)	1,803	244,216
Q2 Holdings, Inc. (A)	883	91,223
Qualtrics International, Inc., Class A (A)	907	37,849
RingCentral, Inc., Class A (A)	834	222,903
salesforce.com, Inc. (A)	6,072	1,468,999
ServiceNow, Inc. (A)	791	465,021
Smartsheet, Inc., Class A (A)	1,925	139,659
Splunk, Inc. (A)	1,418	201,328
SS&C Technologies Holdings, Inc.	5,158	404,336
Synopsys, Inc. (A)	2,552	734,950
The Trade Desk, Inc., Class A (A)	5,190	425,113
Tyler Technologies, Inc. (A)	745	367,017
Unity Software, Inc. (A)	360	38,563
Varonis Systems, Inc. (A)	993	60,772
VMware, Inc., Class A (A)	704	108,233
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	53

MULTIFACTOR TECHNOLOGY ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Software (continued)
Workday, Inc., Class A (A)	1,303	$305,423
Zendesk, Inc. (A)	1,452	189,530
Zoom Video Communications, Inc., Class A (A)	808	305,505
Zscaler, Inc. (A)	786	185,425
Technology hardware, storage and peripherals – 10.3%
Apple, Inc.	26,996	3,937,637
Dell Technologies, Inc., Class C (A)	1,999	193,143
Hewlett Packard Enterprise Company	26,585	385,483
HP, Inc.	20,188	582,828
NetApp, Inc.	4,788	381,077
Pure Storage, Inc., Class A (A)	4,585	89,499
Seagate Technology Holdings PLC	6,329	556,319
Western Digital Corp. (A)	6,296	408,799
Xerox Holdings Corp.	4,530	109,309

SHORT-TERM INVESTMENTS – 0.2%		$154,326
(Cost $154,314)
Short-term funds – 0.2%		154,326
John Hancock Collateral Trust, 0.0455% (C)(D)	6,066	60,702

State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (C)	93,624	93,624
Total investments (Multifactor Technology ETF) (Cost $42,088,857) 100.2%		$64,338,070
Other assets and liabilities, net (0.2%)		(127,961)
Total net assets 100.0%		$64,210,109

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 7-31-21. The value of securities on loan amounted to $169,459. In addition to the cash collateral invested in John Hancock Collateral Trust, non-cash collateral of $114,332 in the form of U.S. Treasuries was pledged to the fund.
(C)	The rate shown is the annualized seven-day yield as of 7-31-21.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR UTILITIES ETF

As of 7-31-21 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$17,107,502
(Cost $17,083,203)
Energy – 0.6%		99,386
Oil, gas and consumable fuels – 0.6%
DT Midstream, Inc. (A)	2,344	99,386
Utilities – 99.3%		17,008,116
Electric utilities – 57.6%
Alliant Energy Corp.	5,538	324,139
MULTIFACTOR UTILITIES ETF (continued)

	Shares or Principal Amount	Value
Utilities (continued)
Electric utilities (continued)
American Electric Power Company, Inc.	11,931	$1,051,360
Avangrid, Inc.	1,422	74,143
Duke Energy Corp.	10,182	1,070,230
Edison International	7,553	411,639
Entergy Corp.	6,320	650,454
Evergy, Inc.	6,350	414,147
Eversource Energy	6,316	544,881
Exelon Corp.	23,136	1,082,763
FirstEnergy Corp.	12,592	482,525
NextEra Energy, Inc.	8,514	663,241
NRG Energy, Inc.	5,003	206,324
OGE Energy Corp.	4,764	160,785
Pinnacle West Capital Corp.	3,912	326,848
PPL Corp.	24,179	685,958
The Southern Company	12,883	822,837
Xcel Energy, Inc.	13,184	899,808
Gas utilities – 3.2%
Atmos Energy Corp.	2,478	244,306
UGI Corp.	6,449	296,590
Independent power and renewable electricity producers – 4.5%
Brookfield Renewable Corp., Class A	1,934	82,079
Clearway Energy, Inc., Class A	515	13,879
Clearway Energy, Inc., Class C	1,235	35,420
The AES Corp.	13,185	312,485
Vistra Corp.	17,122	327,886
Multi-utilities – 29.8%
Ameren Corp.	6,814	571,831
CenterPoint Energy, Inc.	17,436	443,921
CMS Energy Corp.	6,894	425,980
Consolidated Edison, Inc.	8,541	630,070
Dominion Energy, Inc.	4,187	313,481
DTE Energy Company	4,688	549,996
NiSource, Inc.	7,955	197,045
Public Service Enterprise Group, Inc.	12,358	769,038
Sempra Energy	5,045	659,129
WEC Energy Group, Inc.	5,827	548,554
Water utilities – 4.2%
American Water Works Company, Inc.	3,193	543,161
Essential Utilities, Inc.	3,485	171,183
54	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR UTILITIES ETF (continued)

	Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS – 0.3%		$57,499
(Cost $57,499)
Short-term funds – 0.3%		57,499
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (B)	57,499	$57,499
Total investments (Multifactor Utilities ETF) (Cost $17,140,702) 100.2%		$17,165,001
Other assets and liabilities, net (0.2%)		(41,506)
Total net assets 100.0%		$17,123,495

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 7-31-21.
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	55

Notes to Funds’ investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the funds’ Valuation Policies and Procedures.
In order to value the securities, the funds use the following valuation techniques: Equity securities, including exchange-traded funds and closed-end funds, held by the funds are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor valued at London close.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the funds’ Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the funds’ Pricing Committee, following procedures established by the Board of Trustees. The funds may use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The funds use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the funds’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the funds’ investments as of July 31, 2021, by major security category or type:
	Total value at 7-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multifactor Consumer Discretionary ETF
Investments in securities:
Assets
Common stocks	$40,184,743	$40,184,743	—	—
Short-term investments	73,138	73,138	—	—
Total investments in securities	$40,257,881	$40,257,881	—	—

Multifactor Consumer Staples ETF
Investments in securities:
Assets
Common stocks	$21,707,648	$21,707,648	—	—
Short-term investments	50,956	50,956	—	—
Total investments in securities	$21,758,604	$21,758,604	—	—

Multifactor Developed International ETF
Investments in securities:
Assets
Common stocks
Australia	$35,848,810	$35,848,810	—	—
Austria	831,280	831,280	—	—
Belgium	4,883,102	4,883,102	—	—
Chile	203,113	203,113	—	—
Czech Republic	277,935	277,935	—	—
Denmark	14,497,852	14,497,852	—	—
56	|

	Total value at 7-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multifactor Developed International ETF (continued)
Finland	$7,621,500	$7,621,500	—	—
France	52,117,905	52,117,905	—	—
Germany	43,038,021	43,038,021	—	—
Hong Kong	14,986,944	14,986,944	—	—
Ireland	5,399,575	5,399,575	—	—
Isle of Man	720,824	720,824	—	—
Israel	2,126,885	2,126,885	—	—
Italy	10,623,640	10,623,640	—	—
Japan	126,425,008	126,425,008	—	—
Jordan	249,758	249,758	—	—
Luxembourg	1,451,365	1,451,365	—	—
Macau	221,387	221,387	—	—
Mexico	109,254	109,254	—	—
Netherlands	27,956,379	27,956,379	—	—
New Zealand	1,181,897	1,181,897	—	—
Norway	2,884,499	2,884,499	—	—
Portugal	562,549	562,549	—	—
Singapore	7,629,586	7,629,586	—	—
Spain	11,412,374	11,412,374	—	—
Sweden	17,631,642	17,631,642	—	—
Switzerland	51,085,824	51,085,824	—	—
United Arab Emirates	1,400	—	$1,400	—
United Kingdom	67,775,351	67,775,351	—	—
United States	56,226	56,226	—	—
Preferred securities	3,342,317	3,342,317	—	—
Short-term investments	1,704,818	1,704,818	—	—
Total investments in securities	$514,859,020	$514,857,620	$1,400	—

Multifactor Emerging Markets ETF
Investments in securities:
Assets
Common stocks
Brazil	$34,592,170	$34,592,170	—	—
Chile	3,172,093	3,172,093	—	—
China	184,021,273	184,021,273	—	—
Hong Kong	15,765,044	15,765,044	—	—
India	106,324,444	106,324,444	—	—
Indonesia	10,980,947	10,980,947	—	—
Malaysia	12,251,040	12,251,040	—	—
Mexico	17,341,167	17,341,167	—	—
Philippines	6,489,376	6,489,376	—	—
Poland	6,853,703	6,853,703	—	—
Russia	20,564,183	20,564,183	—	—
Saudi Arabia	15,858,709	15,858,709	—	—
South Africa	31,844,076	31,844,076	—	—
South Korea	97,420,039	96,989,164	—	$430,875
Taiwan	113,837,851	113,837,851	—	—
Thailand	12,197,056	12,197,056	—	—
Turkey	2,198,263	2,198,263	—	—
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	Total value at 7-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multifactor Emerging Markets ETF (continued)
Preferred securities	$9,612,437	$9,612,437	—	—
Investment companies	117,915	117,915	—	—
Warrants	2,700	2,700	—	—
Rights	84	—	$84	—
Short-term investments	1,131,611	1,131,611	—	—
Total investments in securities	$702,576,181	$702,145,222	$84	$430,875

Multifactor Energy ETF
Investments in securities:
Assets
Common stocks	$21,628,334	$21,628,334	—	—
Short-term investments	68,262	68,262	—	—
Total investments in securities	$21,696,596	$21,696,596	—	—

Multifactor Financials ETF
Investments in securities:
Assets
Common stocks	$38,323,146	$38,323,146	—	—
Short-term investments	81,872	81,872	—	—
Total investments in securities	$38,405,018	$38,405,018	—	—

Multifactor Healthcare ETF
Investments in securities:
Assets
Common stocks	$53,818,430	$53,818,430	—	—
Short-term investments	84,059	84,059	—	—
Total investments in securities	$53,902,489	$53,902,489	—	—

Multifactor Industrials ETF
Investments in securities:
Assets
Common stocks	$24,259,845	$24,259,845	—	—
Short-term investments	87,922	87,922	—	—
Total investments in securities	$24,347,767	$24,347,767	—	—

Multifactor Large Cap ETF
Investments in securities:
Assets
Common stocks	$736,517,200	$736,517,200	—	—
Short-term investments	583,575	583,575	—	—
Total investments in securities	$737,100,775	$737,100,775	—	—

Multifactor Materials ETF
Investments in securities:
Assets
Common stocks	$28,480,117	$28,480,117	—	—
Short-term investments	71,406	71,406	—	—
Total investments in securities	$28,551,523	$28,551,523	—	—

Multifactor Media and Communications ETF
Investments in securities:
Assets
Common stocks	$31,347,516	$31,347,516	—	—
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	Total value at 7-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multifactor Media and Communications ETF (continued)
Short-term investments	$27,070	$27,070	—	—
Total investments in securities	$31,374,586	$31,374,586	—	—

Multifactor Mid Cap ETF
Investments in securities:
Assets
Common stocks	$2,309,792,851	$2,309,792,851	—	—
Short-term investments	4,636,248	4,636,248	—	—
Total investments in securities	$2,314,429,099	$2,314,429,099	—	—

Multifactor Small Cap ETF
Investments in securities:
Assets
Common stocks	$430,038,148	$430,038,148	—	—
Short-term investments	545,074	545,074	—	—
Total investments in securities	$430,583,222	$430,583,222	—	—

Multifactor Technology ETF
Investments in securities:
Assets
Common stocks	$64,183,744	$64,183,744	—	—
Short-term investments	154,326	154,326	—	—
Total investments in securities	$64,338,070	$64,338,070	—	—

Multifactor Utilities ETF
Investments in securities:
Assets
Common stocks	$17,107,502	$17,107,502	—	—
Short-term investments	57,499	57,499	—	—
Total investments in securities	$17,165,001	$17,165,001	—	—
Investment in affiliated underlying funds. The funds may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the funds’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the funds, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multifactor Consumer Discretionary ETF
John Hancock Collateral Trust	—	$67,404	$631,360	$(698,799)	$33	$2	$761	—	—
Multifactor Consumer Staples ETF
John Hancock Collateral Trust	230	$133,358	$182,746	$(313,799)	$(9)	$9	$150	—	$2,305
Multifactor Developed International ETF
John Hancock Collateral Trust	160,622	$9,839,807	$14,277,950	$(22,510,643)	$(190)	$374	$30,654	—	$1,607,298
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multifactor Emerging Markets ETF
John Hancock Collateral Trust	12,724	$1,165,140	$1,589,849	$(2,627,689)	$(30)	$58	$17,712	—	$127,328
Multifactor Energy ETF
John Hancock Collateral Trust	—	—	$124,500	$(124,499)	$(1)	—	$3	—	—
Multifactor Financials ETF
John Hancock Collateral Trust	1,624	$17,009	$84,564	$(85,328)	—	$4	$161	—	$16,249
Multifactor Healthcare ETF
John Hancock Collateral Trust	—	—	$16,445	$(16,445)	—	—	$167	—	—
Multifactor Industrials ETF
John Hancock Collateral Trust	—	$2,898	$107,939	$(110,836)	$(1)	—	$127	—	—
Multifactor Large Cap ETF
John Hancock Collateral Trust	30,966	$375,359	$1,397,138	$(1,462,704)	—	$71	$1,600	—	$309,864
Multifactor Materials ETF
John Hancock Collateral Trust	—	—	$31,219	$(31,219)	—	—	$78	—	—
Multifactor Media and Communications ETF
John Hancock Collateral Trust	—	—	$316,438	$(316,433)	$(5)	—	$1,130	—	—
Multifactor Mid Cap ETF
John Hancock Collateral Trust	294,508	$3,521,824	$14,307,647	$(14,883,268)	$209	$643	$20,998	—	$2,947,055
Multifactor Small Cap ETF
John Hancock Collateral Trust	—	$920,269	$2,411,767	$(3,332,031)	$(9)	$4	$1,227	—	—
Multifactor Technology ETF
John Hancock Collateral Trust	6,066	$60,831	$254,134	$(254,273)	$(3)	$13	$126	—	$60,702
For additional information on the funds’ significant accounting policies and risks, please refer to the funds’ most recent semiannual or annual shareholder report and prospectus.
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